                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08759

                                  Laudus Trust
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                Jeffrey Mortimer
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
100.2%   COMMON STOCK                                  93,467,212    98,421,638
  0.7%   SHORT-TERM INVESTMENT                            677,000       677,000
--------------------------------------------------------------------------------
100.9%   TOTAL INVESTMENTS                             94,144,212    99,098,638
(0.9)%   OTHER ASSETS AND LIABILITIES                                  (910,957)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  98,187,681

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 100.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. *                            6,310        112,507
TRW Automotive Holdings Corp. *                             3,600         66,492
                                                                    ------------
                                                                         178,999
BANKS 3.4%
--------------------------------------------------------------------------------
BB&T Corp.                                                  9,030        205,613
Hudson City Bancorp, Inc.                                  12,200        203,496
M&T Bank Corp.                                              3,600        253,944
Regions Financial Corp.                                    46,362        505,810
SunTrust Banks, Inc.                                       17,868        647,179
U.S. Bancorp                                               33,506        934,482
Wells Fargo & Co.                                          26,900        638,875
                                                                    ------------
                                                                       3,389,399
CAPITAL GOODS 7.9%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                           2,840        209,649
Crane Co.                                                   3,790        146,029
Cummins, Inc.                                              15,612      1,022,898
Deere & Co.                                                11,924        860,078
Dover Corp.                                                14,100        682,017
Emerson Electric Co.                                        1,730         85,548
First Solar, Inc. *                                         2,320        632,942
Fluor Corp.                                                 1,000        186,080
General Dynamics Corp.                                         80          6,736
General Electric Co.                                       24,000        640,560
Honeywell International, Inc.                               1,070         53,800
Kennametal, Inc.                                            5,600        182,280
L-3 Communications Holdings, Inc.                              31          2,817
Lockheed Martin Corp.                                      11,365      1,121,271
Rockwell Automation, Inc.                                   4,490        196,348
SPX Corp.                                                   4,770        628,352
Teleflex, Inc.                                                130          7,227
Terex Corp. *                                               7,410        380,652
The Manitowoc Co., Inc.                                     9,350        304,155
The Timken Co.                                              6,949        228,900

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
W.W. Grainger, Inc.                                         2,600        212,680
                                                                    ------------
                                                                       7,791,019
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            20,530        259,089
Manpower, Inc.                                              1,510         87,942
R.R. Donnelley & Sons Co.                                   8,310        246,724
Republic Services, Inc.                                       500         14,850
                                                                    ------------
                                                                         608,605
CONSUMER DURABLES & APPAREL 0.0%
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                           870         12,310

CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
McDonald's Corp.                                            4,520        254,114

DIVERSIFIED FINANCIALS 2.7%
--------------------------------------------------------------------------------
Bank of America Corp.                                      39,000        930,930
Bank of New York Mellon Corp.                               8,204        310,357
JPMorgan Chase & Co.                                       40,953      1,405,098
                                                                    ------------
                                                                       2,646,385
ENERGY 31.9%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                             4,400        458,876
Apache Corp.                                                2,800        389,200
Atwood Oceanics, Inc. *                                     1,700        211,378
Bill Barrett Corp. *                                        2,000        118,820
Cameron International Corp. *                               7,800        431,730
Chevron Corp.                                              42,194      4,182,691
Cimarex Energy Co.                                          6,300        438,921
Complete Production Services, Inc. *                        2,900        105,618
Comstock Resources, Inc. *                                  2,940        248,224
ConocoPhillips                                             40,400      3,813,356
Devon Energy Corp.                                          8,268        993,483
Diamond Offshore Drilling, Inc.                             5,200        723,528
Encore Acquisition Co. *                                    3,500        263,165
ENSCO International, Inc.                                  12,300        993,102
Exxon Mobil Corp.                                          48,800      4,300,744
Forest Oil Corp. *                                          5,500        409,750
Foundation Coal Holdings, Inc.                              3,398        300,995
Global Industries Ltd. *                                   21,990        394,281
Helix Energy Solutions Group, Inc. *                        6,854        285,400
Helmerich & Payne, Inc.                                     7,096        511,054
Mariner Energy, Inc. *                                      5,450        201,486
Massey Energy Co.                                           5,740        538,125
McMoRan Exploration Co. *                                   2,890         79,533
Murphy Oil Corp.                                           12,238      1,199,936
Noble Corp.                                                17,516      1,137,839
Occidental Petroleum Corp.                                 29,915      2,688,162
Oil States International, Inc. *                            3,300        209,352
Overseas Shipholding Group, Inc.                              250         19,880
Penn Virginia Corp.                                         2,724        205,444
Petrohawk Energy Corp. *                                   12,700        588,137
Pioneer Natural Resources Co.                               9,095        711,957
Plains Exploration & Production Co. *                       7,503        547,494
Pride International, Inc. *                                13,499        638,368

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Rowan Cos., Inc.                                            8,340        389,895
Schlumberger Ltd.                                          10,494      1,127,370
St Mary Land & Exploration Co.                              4,590        296,698
Stone Energy Corp. *                                        1,806        119,033
Swift Energy Co. *                                            710         46,903
TETRA Technologies, Inc. *                                    370          8,773
Tidewater, Inc.                                             3,800        247,114
Unit Corp. *                                                3,530        292,884
W&T Offshore, Inc.                                          2,300        134,573
Whiting Petroleum Corp. *                                   2,700        286,416
                                                                    ------------
                                                                      31,289,688
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
CVS Caremark Corp.                                          6,330        250,478
Sysco Corp.                                                 1,886         51,884
                                                                    ------------
                                                                         302,362
FOOD, BEVERAGE & TOBACCO 4.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         19,700        405,032
Campbell Soup Co.                                          16,382        548,142
Constellation Brands, Inc., Class A *                      23,394        464,605
Molson Coors Brewing Co., Class B                           5,455        296,370
Philip Morris International, Inc.                          12,740        629,229
Sara Lee Corp.                                             49,450        605,762
The Coca-Cola Co.                                          35,600      1,850,488
Tyson Foods, Inc., Class A                                  3,500         52,290
                                                                    ------------
                                                                       4,851,918
HEALTH CARE EQUIPMENT & SERVICES 0.5%
--------------------------------------------------------------------------------
Express Scripts, Inc. *                                     1,630        102,234
Hologic, Inc. *                                            15,490        337,682
Inverness Medical Innovations, Inc. *                         535         17,746
                                                                    ------------
                                                                         457,662
HOUSEHOLD & PERSONAL PRODUCTS 1.5%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        20,475        737,509
Colgate-Palmolive Co.                                       4,920        339,972
The Estee Lauder Cos., Inc., Class A                        8,100        376,245
The Procter & Gamble Co.                                      960         58,378
                                                                    ------------
                                                                       1,512,104
INSURANCE 3.9%
--------------------------------------------------------------------------------
Assurant, Inc.                                              3,830        252,627
CNA Financial Corp.                                         4,690        117,953
Everest Re Group Ltd.                                         180         14,348
Loews Corp.                                                32,140      1,507,366
Prudential Financial, Inc.                                 23,786      1,420,976
Unum Group                                                 25,540        522,293
                                                                    ------------
                                                                       3,835,563
MATERIALS 7.0%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                      1,450        100,050
Ashland, Inc.                                               4,330        208,706
Cabot Corp.                                                 5,180        125,926
Carpenter Technology Corp.                                  2,810        122,656

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Celanese Corp., Series A                                    9,000        410,940
CF Industries Holdings, Inc.                                3,490        533,272
Chemtura Corp.                                             18,428        107,620
Cytec Industries, Inc.                                      3,080        168,045
Eastman Chemical Co.                                        5,800        399,388
FMC Corp.                                                   5,527        428,011
Freeport-McMoRan Copper & Gold, Inc.                        9,318      1,091,976
Hercules, Inc.                                              7,217        122,184
International Paper Co.                                    29,651        690,868
Monsanto Co.                                                4,872        616,016
Nalco Holding Co.                                          10,308        218,014
Olin Corp.                                                  1,600         41,888
PPG Industries, Inc.                                       11,290        647,707
Reliance Steel & Aluminum Co.                               2,642        203,672
Rockwood Holdings, Inc. *                                   2,277         79,240
RPM International, Inc.                                     9,100        187,460
Terra Industries, Inc.                                      5,662        279,420
The Valspar Corp.                                           6,940        131,235
                                                                    ------------
                                                                       6,914,294
MEDIA 3.7%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         55,900      1,089,491
DISH Network Corp., Class A *                              15,245        446,374
Gannett Co., Inc.                                           3,870         83,863
Time Warner, Inc.                                         135,532      2,005,873
                                                                    ------------
                                                                       3,625,601
PHARMACEUTICALS & BIOTECHNOLOGY 6.5%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                   88,800      1,823,064
Gilead Sciences, Inc. *                                    16,900        894,855
Invitrogen Corp. *                                          7,000        274,820
PerkinElmer, Inc.                                           1,659         46,203
Pfizer, Inc.                                              165,900      2,898,273
Waters Corp. *                                              6,966        449,307
                                                                    ------------
                                                                       6,386,522
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Douglas Emmett, Inc.                                        8,200        180,154
The Macerich Co.                                              163         10,127
                                                                    ------------
                                                                         190,281
RETAILING 2.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                              400         25,072
Amazon.com, Inc. *                                         16,182      1,186,626
AutoZone, Inc. *                                            3,368        407,561
Expedia, Inc. *                                            13,634        250,593
IAC/InterActiveCorp. *                                     14,500        279,560
The Sherwin-Williams Co.                                    7,790        357,795
                                                                    ------------
                                                                       2,507,207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. *                       13,580        134,985
LSI Corp. *                                                49,290        302,641
Micron Technology, Inc. *                                  41,040        246,240
PMC - Sierra, Inc. *                                       13,830        105,799
                                                                    ------------
                                                                         789,665

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
SOFTWARE & SERVICES  4.9%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                    14,690        598,177
Affiliated Computer Services, Inc., Class A *                 100          5,349
BMC Software, Inc. *                                          510         18,360
Cadence Design Systems, Inc. *                              8,480         85,648
Computer Sciences Corp. *                                  12,100        566,764
Hewitt Associates, Inc., Class A *                          6,400        245,312
Intuit, Inc. *                                             19,690        542,853
Microsoft Corp.                                             9,696        266,737
Novell, Inc. *                                             24,949        146,950
Oracle Corp. *                                             84,409      1,772,589
VeriSign, Inc. *                                           13,717        518,502
                                                                    ------------
                                                                       4,767,241
TECHNOLOGY HARDWARE & EQUIPMENT 8.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              3,504         51,754
Apple, Inc. *                                              14,190      2,375,974
Corning, Inc.                                              15,209        350,568
Flextronics International Ltd. *                              986          9,268
Harris Corp.                                                3,390        171,161
Hewlett-Packard Co.                                        27,022      1,194,643
International Business Machines Corp.                      25,410      3,011,847
Tyco Electronics Ltd.                                       5,410        193,786
Western Digital Corp. *                                    16,900        583,557
                                                                    ------------
                                                                       7,942,558
TELECOMMUNICATION SERVICES 2.8%
--------------------------------------------------------------------------------
AT&T, Inc.                                                  4,210        141,835
Verizon Communications, Inc.                               73,365      2,597,121
                                                                    ------------
                                                                       2,738,956
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Genco Shipping & Trading Ltd.                               1,280         83,456

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
Union Pacific Corp.                                        24,080      1,818,040
                                                                    ------------
                                                                       1,901,496
UTILITIES 3.6%
--------------------------------------------------------------------------------
CMS Energy Corp.                                           17,792        265,101
DTE Energy Co.                                             11,532        489,418
Great Plains Energy, Inc.                                   1,100         27,808
MDU Resources Group, Inc.                                  12,920        450,391
ONEOK, Inc.                                                 7,650        373,549
Pepco Holdings, Inc.                                       14,787        379,287
PG&E Corp.                                                 26,100      1,035,909
Reliant Energy, Inc. *                                     23,800        506,226
                                                                    ------------
                                                                       3,527,689
                                                                    ------------
TOTAL COMMON STOCK
   (COST $93,467,212)                                                 98,421,638
                                                                    ------------
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

REPURCHASE AGREEMENT 0.7%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated  06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $677,037 (fully collateralized by Federal Home
   Loan Mortgage Corp. with a value of $692,569).         677,000        677,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $677,000)                                                       677,000
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $94,417,225 and the unrealized appreciation and depreciation were $13,520,954 and ($8,839,541), respectively, with a net unrealized appreciation of $4,681,413.

*    Non-income producing security.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
Valuation Inputs                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $         98,421,638
Level 2 - Other Significant Observable Inputs                            677,000
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $         99,098,638

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 99.5%   COMMON STOCK                                  50,671,188    59,194,517
  1.0%   SHORT-TERM INVESTMENT                            620,000       620,000
--------------------------------------------------------------------------------
100.5%   TOTAL INVESTMENTS                             51,291,188    59,814,517
  8.9%   COLLATERAL FOR SECURITIES ON LOAN              5,287,119     5,287,119
(9.4)%   OTHER ASSETS AND LIABILITIES                                (5,613,475)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  59,488,161

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Johnson Controls, Inc. (a)                                  7,500        215,100
The Goodyear Tire & Rubber Co. (a)*                         3,058         54,524
                                                                    ------------
                                                                         269,624
BANKS 0.2%
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc. (a)                               5,800         96,744

CAPITAL GOODS 13.3%
--------------------------------------------------------------------------------
3M Co.                                                      5,210        362,564
AGCO Corp. *                                                2,510        131,549
Alliant Techsystems, Inc. (a)*                              1,030        104,730
AMETEK, Inc.                                                3,300        155,826
Caterpillar, Inc.                                           6,420        473,924
Cummins, Inc.                                               4,600        301,392
Danaher Corp.                                               1,300        100,490
Deere & Co. (a)                                             1,000         72,130
Donaldson Co., Inc.                                         2,100         93,744
Dover Corp. (a)                                             1,900         91,903
Emerson Electric Co.                                        8,200        405,490
First Solar, Inc. (a)*                                        629        171,604
Flowserve Corp.                                             1,080        147,636
Fluor Corp. (a)                                             1,500        279,120
Foster Wheeler Ltd. *                                       2,233        163,344
Gardner Denver, Inc. *                                      1,900        107,920
General Cable Corp. (a)*                                    1,400         85,190
General Dynamics Corp.                                      1,100         92,620
General Electric Co.                                        6,210        165,745
Goodrich Corp.                                              2,600        123,396
Honeywell International, Inc.                               8,330        418,832
Hubbell, Inc., Class B (a)                                    340         13,556
Illinois Tool Works, Inc. (a)                               2,100         99,771
Jacobs Engineering Group, Inc. *                            1,970        158,979
Joy Global, Inc.                                            1,800        136,494
Kennametal, Inc.                                            1,800         58,590

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
L-3 Communications Holdings, Inc.                           1,100         99,957
Lennox International, Inc. (a)                                200          5,792
Lincoln Electric Holdings, Inc. (a)                         1,590        125,133
Lockheed Martin Corp.                                       5,950        587,027
McDermott International, Inc. *                             4,600        284,694
Northrop Grumman Corp.                                        900         60,210
PACCAR, Inc. (a)                                            2,340         97,882
Pall Corp.                                                  2,600        103,168
Parker Hannifin Corp.                                       2,250        160,470
Precision Castparts Corp.                                   2,016        194,282
Raytheon Co.                                                2,600        146,328
Rockwell Automation, Inc. (a)                               2,670        116,759
Terex Corp. *                                               1,900         97,603
Textron, Inc.                                               3,920        187,886
The Boeing Co. (a)                                          4,600        302,312
The Manitowoc Co., Inc. (a)                                 4,000        130,120
The Shaw Group, Inc. (a)*                                   1,580         97,628
The Timken Co. (a)                                            107          3,525
The Toro Co. (a)                                            1,700         56,559
United Technologies Corp.                                   7,100        438,070
W.W. Grainger, Inc. (a)                                     1,030         84,254
                                                                    ------------
                                                                       7,896,198
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             4,000         50,480
Manpower, Inc. (a)                                          1,500         87,360
Republic Services, Inc. (a)                                 3,300         98,010
                                                                    ------------
                                                                         235,850
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
NIKE, Inc., Class B (a)                                     5,100        304,011
The Stanley Works (a)                                         900         40,347
                                                                    ------------
                                                                         344,358
CONSUMER SERVICES 1.2%
--------------------------------------------------------------------------------
CBRL Group, Inc. (a)                                          800         19,608
Darden Restaurants, Inc. (a)                                3,190        101,888
McDonald's Corp.                                            3,894        218,921
YUM! Brands, Inc. (a)                                      10,600        371,954
                                                                    ------------
                                                                         712,371
DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
American Express Co.                                        5,700        214,719
Bank of New York Mellon Corp.                               2,100         79,443
BlackRock, Inc. (a)                                           660        116,820
CME Group, Inc. (a)                                           300        114,957
Franklin Resources, Inc. (a)                                  800         73,320
Janus Capital Group, Inc. (a)                               1,800         47,646
NYSE Euronext                                               1,500         75,990
State Street Corp.                                          4,390        280,916
T. Rowe Price Group, Inc. (a)                               1,500         84,705
The Goldman Sachs Group, Inc.                               1,100        192,390
                                                                    ------------
                                                                       1,280,906
ENERGY 20.0%
--------------------------------------------------------------------------------
Arch Coal, Inc. (a)                                         2,290        171,819
Baker Hughes, Inc.                                          4,520        394,777
Cabot Oil & Gas Corp.                                       1,700        115,141

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Cameron International Corp. *                               4,800        265,680
Chesapeake Energy Corp. (a)                                 4,570        301,437
CONSOL Energy, Inc. (a)                                     2,800        314,636
Continental Resources, Inc. (a)*                            1,800        124,776
Denbury Resources, Inc. *                                   4,000        146,000
Diamond Offshore Drilling, Inc. (a)                         1,650        229,581
Dresser-Rand Group, Inc. *                                  3,100        121,210
ENSCO International, Inc.                                   3,220        259,983
Exxon Mobil Corp.                                          10,130        892,757
FMC Technologies, Inc. *                                    2,200        169,246
Foundation Coal Holdings, Inc. (a)                          1,310        116,040
Global Industries Ltd. *                                    3,200         57,376
Halliburton Co. (a)                                        11,600        615,612
Helix Energy Solutions Group, Inc. (a)*                     2,300         95,772
Helmerich & Payne, Inc. (a)                                 3,500        252,070
Massey Energy Co.                                           2,310        216,562
National-Oilwell Varco, Inc. *                              8,304        736,731
Noble Corp.                                                 5,380        349,485
Noble Energy                                                  800         80,448
Oceaneering International, Inc. *                           2,200        169,510
Peabody Energy Corp. (a)                                    3,500        308,175
Pride International, Inc. *                                 3,530        166,934
Quicksilver Resources, Inc. (a)*                            2,500         96,600
Range Resources Corp.                                       2,700        176,958
Rowan Cos., Inc. (a)                                        2,720        127,160
Schlumberger Ltd.                                          14,800      1,589,964
Smith International, Inc. (a)                               4,700        390,758
Southwestern Energy Co. *                                   5,800        276,138
Superior Energy Services, Inc. (a)*                         2,246        123,844
TETRA Technologies, Inc. *                                    730         17,308
The Williams Cos., Inc.                                     7,730        311,596
Tidewater, Inc. (a)                                         1,460         94,944
Transocean, Inc. *                                          5,543        844,698
Unit Corp. *                                                1,120         92,926
Valero Energy Corp.                                         2,400         98,832
W&T Offshore, Inc. (a)                                        650         38,032
Weatherford International Ltd. *                            9,400        466,146
XTO Energy, Inc. (a)                                        6,900        472,719
                                                                    ------------
                                                                      11,890,381
FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp. (a)                                  1,700        119,238
CVS Caremark Corp.                                          9,990        395,304
Sysco Corp. (a)                                             3,400         93,534
Wal-Mart Stores, Inc.                                      11,300        635,060
Walgreen Co.                                                5,300        172,303
                                                                    ------------
                                                                       1,415,439
FOOD, BEVERAGE & TOBACCO 4.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         11,325        232,842
Anheuser-Busch Cos., Inc. (a)                               2,700        167,724
Campbell Soup Co. (a)                                       3,000        100,380
Kellogg Co.                                                 2,800        134,456
PepsiCo, Inc.                                              10,200        648,618
Philip Morris International, Inc.                           7,700        380,303
Sara Lee Corp.                                              6,800         83,300
The Coca-Cola Co.                                          14,300        743,314
The Pepsi Bottling Group, Inc. (a)                          1,700         47,464

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UST, Inc. (a)                                               1,700         92,837
                                                                    ------------
                                                                       2,631,238
HEALTH CARE EQUIPMENT & SERVICES 4.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 2,300         93,219
Baxter International, Inc.                                  3,900        249,366
Beckman Coulter, Inc. (a)                                   1,260         85,088
Becton, Dickinson & Co.                                     1,400        113,820
Cardinal Health, Inc.                                       2,308        119,046
Edwards Lifesciences Corp. *                                1,700        105,468
Express Scripts, Inc. *                                     4,400        275,968
Intuitive Surgical, Inc. (a)*                                 900        242,460
Kinetic Concepts, Inc. (a)*                                 1,500         59,865
McKesson Corp.                                              1,700         95,047
Medco Health Solutions, Inc. *                              3,600        169,920
Medtronic, Inc. (a)                                         7,100        367,425
Stryker Corp. (a)                                           1,700        106,896
UnitedHealth Group, Inc.                                    7,400        194,250
Zimmer Holdings, Inc. *                                     1,300         88,465
                                                                    ------------
                                                                       2,366,303
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                     6,900        248,538
Church & Dwight Co., Inc. (a)                               1,600         90,160
Colgate-Palmolive Co.                                       6,120        422,892
Energizer Holdings, Inc. *                                  1,130         82,592
Herbalife Ltd. (a)                                          1,600         62,000
The Estee Lauder Cos., Inc., Class A (a)                    2,000         92,900
The Procter & Gamble Co.                                    7,500        456,075
                                                                    ------------
                                                                       1,455,157
INSURANCE 0.8%
--------------------------------------------------------------------------------
ACE Ltd. (a)                                                1,400         77,126
Aflac, Inc.                                                 2,700        169,560
CNA Financial Corp. (a)                                     1,800         45,270
Hanover Insurance Group, Inc.                                 200          8,500
Principal Financial Group, Inc.                               530         22,244
Prudential Financial, Inc.                                  2,333        139,374
                                                                    ------------
                                                                         462,074
MATERIALS 5.8%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (a)                            230         22,738
Airgas, Inc.                                                1,590         92,840
AK Steel Holding Corp. (a)                                  3,200        220,800
Albemarle Corp. (a)                                         2,200         87,802
Ball Corp.                                                  1,570         74,952
Cabot Corp. (a)                                             1,700         41,327
Carpenter Technology Corp. (a)                              1,000         43,650
Celanese Corp., Series A                                    2,200        100,452
Chemtura Corp.                                                200          1,168
Cleveland-Cliffs, Inc. (a)                                  2,800        333,732
Domtar Corp. (a)*                                             790          4,305
E.I. du Pont de Nemours & Co.                               2,500        107,225
Freeport-McMoRan Copper & Gold, Inc.                        4,100        480,479
International Flavors & Fragrances, Inc. (a)                1,800         70,308
Monsanto Co.                                                6,500        821,860
Owens-Illinois, Inc. *                                      2,600        108,394

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Praxair, Inc.                                               4,500        424,080
Reliance Steel & Aluminum Co. (a)                             200         15,418
RPM International, Inc. (a)                                 4,300         88,580
Steel Dynamics, Inc. (a)                                    2,630        102,754
The Lubrizol Corp.                                            800         37,064
The Mosaic Co. *                                            1,100        159,170
The Scotts Miracle-Gro Co., Class A                           200          3,514
The Valspar Corp. (a)                                         200          3,782
                                                                    ------------
                                                                       3,446,394
MEDIA 2.6%
--------------------------------------------------------------------------------
Comcast Corp., Class A (a)                                 10,000        189,700
DISH Network Corp., Class A *                               3,595        105,262
Nalco Holding Co. (a)                                       4,200         88,830
News Corp., Class A                                        23,200        348,928
Omnicom Group, Inc. (a)                                     1,800         80,784
The DIRECTV Group, Inc. *                                  10,553        273,428
The McGraw-Hill Cos., Inc. (a)                              1,900         76,228
The Walt Disney Co.                                         4,400        137,280
Time Warner, Inc. (a)                                       8,800        130,240
Viacom, Inc., Class B *                                     3,400        103,836
                                                                    ------------
                                                                       1,534,516
PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                         9,600        508,512
Allergan, Inc.                                              1,800         93,690
Amgen, Inc. (a)*                                            4,100        193,356
Applied Biosystems Group- Applera Corp.                     1,900         63,612
Biogen Idec, Inc. (a)*                                      1,297         72,489
Bristol-Myers Squibb Co.                                   22,300        457,819
Celgene Corp. *                                             2,300        146,901
Charles River Laboratories International, Inc. (a)*           900         57,528
Eli Lilly & Co.                                             2,900        133,864
Genentech, Inc. *                                           2,400        182,160
Genzyme Corp. *                                             4,000        288,080
Gilead Sciences, Inc. *                                     9,735        515,468
ImClone Systems, Inc. *                                     1,780         72,019
Invitrogen Corp. (a)*                                       1,480         58,105
Johnson & Johnson                                           6,700        431,078
Merck & Co., Inc.                                          10,910        411,198
PerkinElmer, Inc.                                           1,240         34,534
Schering-Plough Corp.                                       9,160        180,360
Waters Corp. *                                              1,800        116,100
Wyeth                                                       4,402        211,120
                                                                    ------------
                                                                       4,227,993
RETAILING 3.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A (a)                        1,480         92,767
Amazon.com, Inc. *                                          6,000        439,980
AutoZone, Inc. *                                              880        106,489
Best Buy Co., Inc.                                          2,200         87,120
Big Lots, Inc. (a)*                                         3,100         96,844
Dollar Tree, Inc. *                                         2,700         88,263
Family Dollar Stores, Inc. (a)                              4,200         83,748

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
GameStop Corp., Class A (a)*                                  100          4,040
IAC/InterActiveCorp. (a)*                                   2,700         52,056
Lowe's Cos., Inc.                                           7,900        163,925
PetSmart, Inc.                                              4,000         79,800
RadioShack Corp. (a)                                        3,300         40,491
Staples, Inc. (a)                                           6,783        161,096
Target Corp.                                                4,800        223,152
The Home Depot, Inc.                                        5,000        117,100
The Sherwin-Williams Co. (a)                                1,900         87,267
The TJX Cos., Inc. (a)                                      7,300        229,731
                                                                    ------------
                                                                       2,153,869
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                        5,400        171,558
Applied Materials, Inc. (a)                                 8,400        160,356
Fairchild Semiconductor International, Inc. *               1,900         22,287
Integrated Device Technology, Inc. *                        2,030         20,178
Intel Corp.                                                36,800        790,464
Intersil Corp., Class A (a)                                 2,300         55,936
LSI Corp. (a)*                                             11,600         71,224
MEMC Electronic Materials, Inc. *                           1,400         86,156
National Semiconductor Corp.                                4,800         98,592
Teradyne, Inc. (a)*                                         3,080         34,096
Texas Instruments, Inc.                                     7,800        219,648
Varian Semiconductor Equipment Associates, Inc.
   (a)*                                                     2,700         94,014
                                                                    ------------
                                                                       1,824,509
SOFTWARE & SERVICES 9.7%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                     8,900        362,408
Activision, Inc. *                                          4,700        160,129
Adobe Systems, Inc. *                                       3,200        126,048
Affiliated Computer Services, Inc., Class A (a)*            1,220         65,258
Automatic Data Processing, Inc.                             3,000        125,700
BMC Software, Inc. (a)*                                     3,400        122,400
CA, Inc.                                                    4,718        108,938
Cadence Design Systems, Inc. (a)*                           3,100         31,310
Compuware Corp. *                                           7,165         68,354
eBay, Inc. *                                                6,000        163,980
Electronic Arts, Inc. *                                     1,700         75,531
Fiserv, Inc. (a)*                                           3,000        136,110
Google, Inc., Class A *                                     1,450        763,309
Hewitt Associates, Inc., Class A *                          2,260         86,626
Intuit, Inc. (a)*                                           5,745        158,390
MasterCard, Inc., Class A (a)                               1,300        345,176
McAfee, Inc. (a)*                                           2,654         90,316
Microsoft Corp.                                            56,400      1,551,564
Novell, Inc. (a)*                                             400          2,356
Oracle Corp. *                                             36,097        758,037
Synopsys, Inc. *                                            4,510        107,834
VeriSign, Inc. (a)*                                         3,400        128,520
Western Union Co. (a)                                       4,000         98,880
Yahoo!, Inc. (a)*                                           7,300        150,818
                                                                    ------------
                                                                       5,787,992

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TECHNOLOGY HARDWARE & EQUIPMENT 12.1%
--------------------------------------------------------------------------------
Amphenol Corp., Class A (a)                                 3,041        136,480
Apple, Inc. *                                              10,570      1,769,841
Avnet, Inc. (a)*                                            2,800         76,384
Avocent Corp. (a)*                                             15            279
AVX Corp. (a)                                                 300          3,393
Brocade Communications Systems, Inc. (a)*                     279          2,299
Cisco Systems, Inc. *                                      38,900        904,814
CommScope, Inc. (a)*                                        1,800         94,986
Corning, Inc.                                              19,300        444,865
Dell, Inc. (a)*                                            12,500        273,500
EMC Corp. (a)*                                             11,200        164,528
Harris Corp. (a)                                            2,510        126,730
Hewlett-Packard Co.                                        23,340      1,031,861
International Business Machines Corp.                      11,000      1,303,830
Lexmark International, Inc., Class A (a)*                   1,800         60,174
Mettler-Toledo International, Inc. *                        1,400        132,804
Molex, Inc.                                                 2,800         68,348
NCR Corp. *                                                   800         20,160
QLogic Corp. *                                              4,200         61,278
QUALCOMM, Inc.                                             10,300        457,011
Vishay Intertechnology, Inc. *                                300          2,661
Western Digital Corp. *                                     2,700         93,231
                                                                    ------------
                                                                       7,229,457
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A (a)*                          2,300         97,175

TRANSPORTATION 2.6%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp. (a)                      4,500        449,505
C.H. Robinson Worldwide, Inc. (a)                           1,685         92,405
FedEx Corp. (a)                                             1,400        110,306
Kansas City Southern (a)*                                   1,500         65,985
Norfolk Southern Corp. (a)                                  3,300        206,811
Union Pacific Corp.                                         4,904        370,252
United Parcel Service, Inc., Class B                        4,000        245,880
                                                                    ------------
                                                                       1,541,144

UTILITIES 0.5%
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                    2,040         32,742
Exelon Corp.                                                1,800        161,928
PPL Corp. (a)                                               1,600         83,632
Sierra Pacific Resources                                    1,300         16,523
                                                                    ------------
                                                                         294,825
                                                                    ------------
TOTAL COMMON STOCK
   (COST $50,671,188)                                                 59,194,517
                                                                    ------------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS

REPURCHASE AGREEMENTS 1.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $620,034 (fully collateralized by Federal
   Home Loan Mortgage Corp. with a value of
   $633,150.)                                             620,000        620,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $620,000)                                                       620,000
                                                                    ------------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.9%
   OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                            5,287,119      5,287,119

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 06/30/08 the tax basis cost of the fund's investments was $51,600,190 and the unrealized appreciation and depreciation were $10,374,533 and ($2,160,206), respectively, with a net unrealized appreciation of $8,214,327.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
Valuation Inputs                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $         64,481,636*
Level 2 - Other Significant Observable Inputs                            620,000
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
Total                                                       $         65,101,636

*    Includes collateral invested for securities on loan of $5,287,119.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 99.0%   COMMON STOCK                                   6,042,947      6,320,405
--------------------------------------------------------------------------------
 99.0%   TOTAL INVESTMENTS                              6,042,947      6,320,405
  1.0%   OTHER ASSETS AND LIABILITIES                                     64,164
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    6,384,569

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                        600         17,208
TRW Automotive Holdings Corp. *                               300          5,541
                                                                    ------------
                                                                          22,749
BANKS 3.8%
--------------------------------------------------------------------------------
BB&T Corp.                                                    600         13,662
Hudson City Bancorp, Inc.                                   1,300         21,684
Huntington Bancshares, Inc.                                 1,600          9,232
M&T Bank Corp.                                                200         14,108
PNC Financial Services Group, Inc.                            190         10,849
U.S. Bancorp                                                3,080         85,901
Wells Fargo & Co.                                           3,600         85,500
                                                                    ------------
                                                                         240,936
CAPITAL GOODS 8.1%
--------------------------------------------------------------------------------
Armstrong World Industries, Inc.                              190          5,552
Crane Co.                                                     300         11,559
Cummins, Inc.                                                 752         49,271
Deere & Co.                                                   500         36,065
General Electric Co.                                        6,800        181,492
Goodrich Corp.                                                200          9,492
Honeywell International, Inc.                                 400         20,112
Ingersoll-Rand Co., Ltd., Class A                           1,000         37,430
Kennametal, Inc.                                              140          4,557
L-3 Communications Holdings, Inc.                             300         27,261
Lennox International, Inc.                                    300          8,688
Northrop Grumman Corp.                                        700         46,830
SPX Corp.                                                     270         35,567
Terex Corp. *                                                 400         20,548
The Timken Co.                                                500         16,470
United Rentals, Inc. *                                        400          7,844
                                                                    ------------
                                                                         518,738

COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             1,000         12,620
Manpower, Inc.                                                300         17,472
                                                                    ------------
                                                                          30,092

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Mohawk Industries, Inc. *                                      60          3,846

CONSUMER SERVICES 0.7%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                                4             98
International Speedway Corp., Class A                         200          7,806
McDonald's Corp.                                              614         34,519
                                                                    ------------
                                                                          42,423
DIVERSIFIED FINANCIALS 6.9%
--------------------------------------------------------------------------------
American Express Co.                                          600         22,602
Bank of America Corp.                                       4,719        112,643
Bank of New York Mellon Corp.                                 640         24,211
Citigroup, Inc.                                             3,900         65,364
JPMorgan Chase & Co.                                        4,810        165,031
The Goldman Sachs Group, Inc.                                 300         52,470
                                                                    ------------
                                                                         442,321
ENERGY 28.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      900         67,356
Apache Corp.                                                1,200        166,800
Chesapeake Energy Corp.                                     1,400         92,344
Chevron Corp.                                               3,020        299,373
Cimarex Energy Co.                                            329         22,921
ConocoPhillips                                              3,000        283,170
Devon Energy Corp.                                            800         96,128
El Paso Corp.                                               2,590         56,307
ENSCO International, Inc.                                     200         16,148
Exxon Mobil Corp.                                           3,140        276,728
Helix Energy Solutions Group, Inc. *                          200          8,328
Helmerich & Payne, Inc.                                       400         28,808
Hess Corp.                                                    200         25,238
Marathon Oil Corp.                                            870         45,127
Murphy Oil Corp.                                              660         64,713
Nabors Industries Ltd. *                                      300         14,769
Noble Energy                                                  400         40,224
Occidental Petroleum Corp.                                  1,400        125,804
Overseas Shipholding Group, Inc.                              200         15,904
Pride International, Inc. *                                   300         14,187
Rowan Cos., Inc.                                              300         14,025
SEACOR Holdings, Inc. *                                       120         10,741
St Mary Land & Exploration Co.                                100          6,464
Tidewater, Inc.                                               300         19,509
Unit Corp. *                                                  200         16,594
W&T Offshore, Inc.                                            190         11,117
                                                                    ------------
                                                                       1,838,827
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Safeway, Inc.                                               1,600         45,680
Supervalu, Inc.                                               800         24,712
Wal-Mart Stores, Inc.                                       1,300         73,060
                                                                    ------------
                                                                         143,452
FOOD, BEVERAGE & TOBACCO 3.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                          1,230         25,289
Archer-Daniels-Midland Co.                                    200          6,750

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Bunge Ltd.                                                    460         49,537
Campbell Soup Co.                                             450         15,057
Corn Products International, Inc.                             320         15,715
PepsiAmericas, Inc.                                           300          5,934
Philip Morris International, Inc.                             900         44,451
Sara Lee Corp.                                              1,300         15,925
The Pepsi Bottling Group, Inc.                                500         13,960
                                                                    ------------
                                                                         192,618
HEALTH CARE EQUIPMENT & SERVICES 1.7%
--------------------------------------------------------------------------------
Boston Scientific Corp. *                                   4,410         54,199
Covidien Ltd.                                               1,010         48,369
Kinetic Concepts, Inc. *                                      200          7,982
                                                                    ------------
                                                                         110,550
HOUSEHOLD & PERSONAL PRODUCTS 1.5%
--------------------------------------------------------------------------------
Avon Products, Inc.                                           300         10,806
The Procter & Gamble Co.                                    1,400         85,134
                                                                    ------------
                                                                          95,940
INSURANCE 7.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                    1,000         55,090
Alleghany Corp. *                                              30          9,961
Allied World Assurance Co. Holdings Ltd.                      180          7,132
American Financial Group, Inc.                                400         10,700
American International Group, Inc.                          1,500         39,690
CNA Financial Corp.                                           240          6,036
Endurance Specialty Holdings Ltd.                             300          9,237
Everest Re Group Ltd.                                         200         15,942
Loews Corp.                                                 1,800         84,420
PartnerRe Ltd.                                                260         17,974
The Allstate Corp.                                          1,900         86,621
The Travelers Cos., Inc.                                    2,100         91,140
Unum Group                                                  1,400         28,630
                                                                    ------------
                                                                         462,573
MATERIALS 7.3%
--------------------------------------------------------------------------------
Ashland, Inc.                                                 270         13,014
Carpenter Technology Corp.                                    147          6,417
Celanese Corp., Series A                                      280         12,785
Commercial Metals Co.                                         150          5,655
FMC Corp.                                                     432         33,454
Freeport-McMoRan Copper & Gold, Inc.                          290         33,985
Owens-Illinois, Inc. *                                        300         12,507
PPG Industries, Inc.                                          300         17,211
Reliance Steel & Aluminum Co.                                 300         23,127
Steel Dynamics, Inc.                                          500         19,535
The Dow Chemical Co.                                        1,800         62,838
The Mosaic Co. *                                              800        115,760
United States Steel Corp.                                     600        110,868
                                                                    ------------
                                                                         467,156
MEDIA 2.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          2,500         48,725
Gannett Co., Inc.                                           1,000         21,670
Time Warner, Inc.                                           6,200         91,760
                                                                    ------------
                                                                         162,155

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
PHARMACEUTICALS & BIOTECHNOLOGY 5.3%
--------------------------------------------------------------------------------
Amgen, Inc. *                                                 500         23,580
Invitrogen Corp. *                                            400         15,704
Johnson & Johnson                                           1,300         83,642
King Pharmaceuticals, Inc. *                                1,100         11,517
PerkinElmer, Inc.                                             380         10,583
Pfizer, Inc.                                               10,600        185,182
Watson Pharmaceuticals, Inc. *                                300          8,151
                                                                    ------------
                                                                         338,359
REAL ESTATE 0.3%
-------------------------------------------------------------------------------
Hospitality Properties Trust                                  500         12,230
iStar Financial, Inc.                                         700          9,247
                                                                    ------------
                                                                          21,477

RETAILING 0.1%
--------------------------------------------------------------------------------
RadioShack Corp.                                              300          3,681

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc. *                 400          4,692
Integrated Device Technology, Inc. *                          600          5,964
                                                                    ------------
                                                                          10,656
SOFTWARE & SERVICES 1.6%
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. *                                730          7,373
Computer Sciences Corp. *                                     690         32,319
Hewitt Associates, Inc., Class A *                            130          4,983
Novell, Inc. *                                              1,400          8,246
Symantec Corp. *                                            2,500         48,375
                                                                    ------------
                                                                         101,296
TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                  8            118
Avnet, Inc. *                                                 400         10,912
International Business Machines Corp.                         800         94,824
Sun Microsystems, Inc. *                                    1,205         13,110
Tyco Electronics Ltd.                                         370         13,254
Vishay Intertechnology, Inc. *                                700          6,209
Western Digital Corp. *                                       700         24,171
                                                                    ------------
                                                                         162,598
TELECOMMUNICATION SERVICES 7.2%
--------------------------------------------------------------------------------
AT&T, Inc.                                                  6,870        231,450
CenturyTel, Inc.                                              390         13,880
Embarq Corp.                                                  700         33,089
Verizon Communications, Inc.                                5,100        180,540
                                                                    ------------
                                                                         458,959
TRANSPORTATION 1.2%
--------------------------------------------------------------------------------
CSX Corp.                                                     300         18,843
Norfolk Southern Corp.                                        100          6,267
Ryder System, Inc.                                            300         20,664
Union Pacific Corp.                                           380         28,690
US Airways Group, Inc. *                                      300            750
                                                                    ------------
                                                                          75,214

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UTILITIES 5.9%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                          500         17,130
American Electric Power Co., Inc.                           1,400         56,322
Dominion Resources, Inc.                                    1,131         53,711
DTE Energy Co.                                                120          5,093
Edison International                                        1,200         61,656
Great Plains Energy, Inc.                                     400         10,112
MDU Resources Group, Inc.                                     660         23,008
NRG Energy, Inc. *                                            300         12,870
Pepco Holdings, Inc.                                          800         20,520
PG&E Corp.                                                  1,300         51,597
Reliant Energy, Inc. *                                      1,300         27,651
Xcel Energy, Inc.                                           1,700         34,119
                                                                    ------------
                                                                         373,789
TOTAL COMMON STOCK
   (COST $6,042,947)                                                   6,320,405
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08 the tax basis cost of the fund's investments was $6,061,200 and the unrealized appreciation and depreciation were $1,063,378 and ($804,173), respectively, with a net unrealized appreciation of $259,205.

*    Non-income producing security.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $          6,320,405
Level 2 - Other Significant Observable Inputs                                 --
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $          6,320,405

LAUDUS TRUST
LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 99.6%   COMMON STOCK                                 714,647,377   786,436,507
  0.2%   FOREIGN COMMON STOCK                           1,144,348       984,313
  0.4%   SHORT-TERM INVESTMENT                          3,342,000     3,342,000
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                            719,133,725   790,762,820
  8.9%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            70,450,089    70,450,089
(9.1)%   OTHER ASSETS AND
         LIABILITIES                                                (71,627,482)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                 789,585,427

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.8%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                                2,162         16,950
Exide Technologies (a)*                                   186,112      3,119,237
Hawk Corp., Class A (a)*                                   20,600        383,160
Standard Motor Products, Inc. (a)                          37,724        307,828
Strattec Security Corp. (a)                                   221          7,784
Superior Industries International, Inc. (a)                10,371        175,063
TRW Automotive Holdings Corp. (a)*                        130,720      2,414,398
                                                                    ------------
                                                                       6,424,420
BANKS 3.4%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc. (a)                     95          1,532
Alliance Financial Corp.                                    5,510        115,765
American National Bankshares, Inc. (a)                         46            837
Annapolis Bancorp, Inc. *                                   1,824         11,245
Associated Banc-Corp (a)                                   39,749        766,758
Astoria Financial Corp. (a)                                67,614      1,357,689
BancFirst Corp. (a)                                         4,300        184,040
Banco Latinoamericano de Exportaciones, S.A.,
   Class E (a)                                             73,670      1,192,717
BancorpSouth, Inc. (a)                                     61,630      1,077,909
Bank of Hawaii Corp. (a)                                   14,900        712,220
Bar Harbor Bankshares                                         524         14,567
Berkshire Hills Bancorp, Inc. (a)                           3,556         84,099
Beverly Hills Bancorp, Inc.                                40,626         68,252
BOK Financial Corp. (a)                                     7,699        411,512
Bridge Capital Holdings *                                     366          4,311
Britton & Koontz Capital Corp.                                481          6,133
Camco Financial Corp.                                         692          7,010

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Capital Bank Corp. (a)                                      3,817         33,742
Carolina Bank Holdings, Inc. *                              1,330          8,951
Carver Bancorp, Inc.                                        4,970         43,488
Cascade Financial Corp. (a)                                 7,377         48,024
Central Bancorp, Inc.                                         970         10,670
Centrue Financial Corp.                                     4,300         53,793
CFS Bancorp, Inc. (a)                                      15,042        177,345
Citizens South Banking Corp. (a)                              650          4,908
City National Corp. (a)                                    29,100      1,224,237
Codorus Valley Bancorp, Inc. (a)                              181          2,465
Commerce Bancshares, Inc. (a)                              58,300      2,312,178
Community Bank Shares of Indiana, Inc.                      3,991         60,504
Community Bankshares, Inc.                                    236          4,567
Community Capital Corp.                                     3,161         39,196
Community Financial Corp.                                   1,913         14,634
Cullen/Frost Bankers, Inc. (a)                             44,400      2,213,340
Farmers Capital Bank Corp.                                    520          9,162
Fidelity Southern Corp. (a)                                21,387         99,877
First BancTrust Corp.                                       5,937         51,652
First Capital, Inc.                                           952         14,270
First Community Corp.                                       1,710         19,939
First Defiance Financial Corp.                              6,790        108,708
First Federal Bancshares of Arkansas, Inc. (a)              7,300         63,145
First Federal Bankshares, Inc.                              2,172         13,401
First Financial Service Corp.                                 259          4,678
First Franklin Corp.                                        3,600         26,280
First M&F Corp. (a)                                         5,643         70,820
First Merchants Corp. (a)                                   6,926        125,707
First Niagara Financial Group, Inc. (a)                    32,709        420,638
First PacTrust Bancorp, Inc.                                   89          1,148
First Place Financial Corp. (a)                            27,571        259,167
First United Corp.                                          9,015        163,803
First West Virginia Bancorp, Inc.                           3,271         50,046
FirstMerit Corp. (a)                                       27,632        450,678
FNB Corp.                                                   6,145         47,316
Gateway Financial Holdings, Inc. (a)                       16,792        128,795
Glen Burnie Bancorp (a)                                       210          2,474
GS Financial Corp.                                          1,850         27,306
Guaranty Federal Bancshares, Inc.                           3,352         67,878
Habersham Bancorp (a)                                       7,400         55,130
Hawthorn Bancshares, Inc.                                   7,371        186,265
Heritage Financial Corp.                                      586          9,288
HF Financial Corp.                                          6,971        113,627
HMN Financial, Inc.                                        10,097        155,999
Horizon Bancorp                                             3,681         64,528
Indiana Community Bancorp                                   1,618         26,535
International Bancshares Corp. (a)                         10,428        222,846
Liberty Bancorp, Inc.                                       2,240         20,182
LSB Financial Corp.                                         4,673         75,749
MFB Corp.                                                   1,723         50,863
Monarch Community Bancorp, Inc.                             4,130         39,813
MutualFirst Financial, Inc. (a)                               164          1,609

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
New Hampshire Thrift Bancshares, Inc.                       3,655         37,829
New York Community Bancorp, Inc. (a)                       29,570        527,529
NewBridge Bancorp (a)                                       3,723         25,689
Northeast Bancorp                                             733          8,136
Northrim BanCorp, Inc.                                      1,906         34,632
Park Bancorp, Inc.                                          1,091         21,493
Parkvale Financial Corp.                                    9,812        228,914
People's United Financial, Inc. (a)                       116,800      1,822,080
Peoples Bancorp of North Carolina                          15,363        167,303
Peoples Bancorp, Inc. (a)                                   9,373        177,900
Peoples Community Bancorp, Inc.                               835          1,904
Premier Financial Bancorp, Inc.                               122          1,297
Provident Financial Holdings, Inc. (a)                      9,690         91,474
Republic First Bancorp, Inc. (a)*                           5,092         36,968
Security National Financial Corp., Class A *                2,997         10,879
Simmons First National Corp., Class A (a)                   9,048        253,073
Southern Missouri Bancorp, Inc.                               100          1,549
Southwest Bancorp, Inc. (a)                                39,571        455,066
StellarOne Corp. (a)                                        8,869        129,487
Sun Bancorp, Inc. (a)*                                      4,168         42,305
SVB Financial Group (a)*                                    1,580         76,014
TCF Financial Corp. (a)                                    17,086        205,545
Team Financial, Inc. (a)                                    1,924         11,544
Teche Holding Co.                                             900         33,003
TF Financial Corp.                                          6,010        132,220
UMB Financial Corp. (a)                                     8,010        410,673
United Bancshares, Inc.                                     1,140         13,965
United Community Financial Corp. (a)                       39,175        146,906
United Western Bancorp, Inc.                                8,845        111,093
Valley National Bancorp (a)                                71,600      1,129,132
Wainwright Bank & Trust Co.                                 5,269         49,897
Washington Federal, Inc. (a)                              105,658      1,912,410
Wayne Savings Bancshares, Inc.                                910          8,536
Westamerica Bancorp. (a)                                   23,051      1,212,252
Wilmington Trust Corp. (a)                                 39,927      1,055,670
WSFS Financial Corp. (a)                                   15,751        702,495
WVS Financial Corp.                                         1,900         30,210
                                                                    ------------
                                                                      26,835,032
CAPITAL GOODS 12.3%
--------------------------------------------------------------------------------
AAON, Inc. (a)                                                330          6,356
Acuity Brands, Inc. (a)                                    56,290      2,706,423
Aecom Technology Corp. (a)*                                75,361      2,451,493
Alamo Group, Inc. (a)                                       6,975        143,615
Alliant Techsystems, Inc. (a)*                             34,188      3,476,236
Allied Motion Technologies, Inc. *                         15,522         89,872
Altra Holdings, Inc. *                                     13,815        232,230
American Railcar Industries, Inc. (a)                       5,357         89,890
Ameron International Corp. (a)                                630         75,587
Applied Industrial Technologies, Inc. (a)                  34,277        828,475

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Armstrong World Industries, Inc. (a)                          170          4,967
Astec Industries, Inc. (a)*                                21,161        680,115
Baldwin Technology Co., Inc., Class A (a)*                  8,040         19,095
Barnes Group, Inc. (a)                                      5,170        119,375
C&D Technologies, Inc. *                                    9,758         82,553
Chase Corp. (a)                                                40            750
Chicago Rivet & Machine Co.                                 1,740         36,062
CIRCOR International, Inc. (a)                             11,510        563,875
Coleman Cable, Inc. (a)*                                    7,210         74,407
Columbus Mckinnon Corp. (a)*                                4,987        120,087
Crane Co. (a)                                             133,298      5,135,972
Ducommun, Inc. (a)*                                        16,542        379,804
Eastern Co. (a)                                            13,940        211,888
Edac Technologies Corp. *                                   9,834         64,806
EnPro Industries, Inc. (a)*                                25,910        967,479
Espey Manufacturing & Electronics Corp.                     4,240         80,518
Esterline Technologies Corp. (a)*                           7,530        370,928
First Solar, Inc. (a)*                                      3,446        940,138
Flow International Corp. (a)*                              19,649        153,262
Gardner Denver, Inc. *                                     20,683      1,174,794
Gibraltar Industries, Inc. (a)                             20,950        334,572
Hardinge, Inc. (a)                                         30,691        404,200
Harsco Corp. (a)                                           10,452        568,693
Herley Industries, Inc. (a)*                                8,334        110,676
Hurco Cos., Inc. (a)*                                      15,062        465,265
Insteel Industries, Inc. (a)                               44,821        820,673
K-Tron International, Inc. *                                5,915        766,584
Kadant, Inc. (a)*                                          50,900      1,150,340
Kennametal, Inc.                                          130,259      4,239,930
Key Technology, Inc. *                                      1,734         55,159
LaBarge, Inc. *                                             2,925         38,025
Lawson Products, Inc. (a)                                   6,926        171,626
Layne Christensen Co. (a)*                                 27,725      1,214,078
Lennox International, Inc.                                 31,470        911,371
Lincoln Electric Holdings, Inc. (a)                        16,908      1,330,660
Lydall, Inc. *                                             41,980        526,849
Manitex International, Inc. (a)*                            2,610         12,946
MasTec, Inc. (a)*                                          63,901        681,185
Meadow Valley Corp. *                                      10,889         98,001
Michael Baker Corp. (a)*                                   17,100        374,148
Mueller Industries, Inc. (a)                               20,986        675,749
NCI Building Systems, Inc. (a)*                            49,230      1,808,218
NN, Inc. (a)                                               17,851        248,843
Nortech Systems, Inc. *                                     3,328         31,183
Northwest Pipe Co. (a)*                                    21,052      1,174,702
Orbital Sciences Corp. (a)*                                11,210        264,108
Patrick Industries, Inc. *                                  3,540         26,515
Perini Corp. (a)*                                          39,390      1,301,839
Powell Industries, Inc. (a)*                                8,942        450,766
PowerSecure International, Inc. (a)*                       18,536        134,571
Preformed Line Products Co. (a)                             5,820        234,604
Regal-Beloit Corp. (a)                                     76,330      3,224,942
Robbins & Myers, Inc. (a)                                  78,960      3,937,735
Rush Enterprises, Inc., Class A (a)*                       61,804        742,266
Rush Enterprises, Inc., Class B *                          48,745        529,371

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Seaboard Corp. (a)                                          1,171      1,816,221
Servotronics, Inc.                                            980         14,680
SL Industries, Inc. *                                      12,970        197,793
SPX Corp. (a)                                              92,868     12,233,502
Standex International Corp. (a)                            27,295        566,098
Superior Essex, Inc. (a)*                                  10,649        475,265
Taylor Devices, Inc. (a)*                                   4,848         30,979
Tech/Ops Sevcon, Inc.                                       6,860         50,421
Teledyne Technologies, Inc. (a)*                           47,791      2,331,723
Teleflex, Inc. (a)                                        128,880      7,164,439
Tennant Co. (a)                                            16,390        492,847
The L.S. Starrett Co., Class A                             16,050        379,422
The Manitowoc Co., Inc. (a)                               321,208     10,448,896
The Middleby Corp. (a)*                                    19,128        839,910
The Timken Co. (a)                                        236,300      7,783,722
The Toro Co. (a)                                            2,310         76,854
Tredegar Corp. (a)                                          6,674         98,108
TriMas Corp. (a)*                                           4,230         25,338
Triumph Group, Inc. (a)                                    24,552      1,156,399
Twin Disc, Inc. (a)                                        10,220        213,905
United Capital Corp. (a)*                                   8,634        165,773
Watts Water Technologies, Inc., Class A (a)                 2,170         54,033
Willis Lease Finance Corp. *                               21,670        231,436
                                                                    ------------
                                                                      97,189,209
COMMERCIAL SERVICES & SUPPLIES 2.0%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A (a)*                               13,969        116,362
ABM Industries, Inc. (a)                                    8,165        181,671
Avalon Holdings Corp., Class A *                            6,220         27,617
Casella Waste Systems, Inc., Class A (a)*                   9,126        111,246
CDI Corp. (a)                                              38,539        980,432
Champion Industries, Inc.                                  11,919         55,185
Comfort Systems USA, Inc. (a)                             118,521      1,592,922
CompX International, Inc. (a)                               3,724         21,599
Deluxe Corp. (a)                                          107,154      1,909,484
Ecology & Environment, Inc., Class A                        4,252         48,473
Exponent, Inc. (a)*                                         2,932         92,094
G & K Services, Inc., Class A                               1,190         36,247
GP Strategies Corp. *                                      38,690        388,835
Hudson Highland Group, Inc. (a)*                           21,532        225,440
ICT Group, Inc. *                                          18,260        149,732
IKON Office Solutions, Inc. (a)                            21,562        243,219
Kelly Services, Inc., Class A (a)                          69,460      1,342,662
LECG Corp. (a)*                                            65,001        568,109
MPS Group, Inc. (a)*                                      191,574      2,036,432
Nashua Corp. *                                              7,734         77,340
National Technical Systems, Inc. *                         15,323         83,510
North American Galvanizing & Coatings, Inc. *              16,156        142,011
RCM Technologies, Inc. (a)*                                28,827        124,244
Spherion Corp. (a)*                                       157,600        728,112
Steelcase, Inc., Class A (a)                              235,887      2,365,947
Sykes Enterprises, Inc. *                                  13,264        250,159
Tufco Technologies, Inc. *                                  2,242         14,237
Viad Corp. (a)                                             45,580      1,175,508
VSE Corp.                                                  10,621        292,078

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Westaff, Inc. *                                            38,492         43,496
                                                                    ------------
                                                                      15,424,403
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Aldila, Inc.                                               10,413         59,666
American Biltrite, Inc. *                                   1,265          5,693
American Greetings Corp., Class A (a)                     106,993      1,320,294
Beazer Homes USA, Inc. (a)                                 28,866        160,784
Blyth, Inc. (a)                                               179          2,153
Callaway Golf Co. (a)                                      20,013        236,754
Carter's, Inc. (a)*                                        11,098        153,374
CSS Industries, Inc. (a)                                   19,570        473,985
Culp, Inc. (a)*                                            25,460        178,729
Decorator Industries, Inc.                                  1,922          4,805
Flexsteel Industries, Inc.                                 17,600        198,000
G-III Apparel Group Ltd. (a)*                                 199          2,456
GameTech International, Inc. (a)*                          19,018         90,336
LaCrosse Footwear, Inc.                                     2,350         34,381
Liz Claiborne, Inc. (a)                                   237,108      3,355,078
Man Sang Holdings, Inc. (a)*                                9,800         63,700
Movado Group, Inc. (a)                                     10,778        213,404
National Presto Industries, Inc. (a)                       13,510        867,072
P & F Industries, Inc., Class A *                           5,120         22,835
Q.E.P. Co., Inc. *                                          8,900         50,018
Russ Berrie & Co., Inc. (a)*                                1,990         15,860
Skechers U.S.A., Inc., Class A *                            1,420         28,059
Sport Supply Group, Inc.                                    7,260         74,560
Weyco Group, Inc. (a)                                      12,345        327,513
Wolverine World Wide, Inc. (a)                             32,497        866,695
                                                                    ------------
                                                                       8,806,204
CONSUMER SERVICES 1.0%
--------------------------------------------------------------------------------
Ark Restaurants Corp. (a)                                     150          3,886
Bob Evans Farms, Inc. (a)                                  79,762      2,281,193
Canterbury Park Holding Corp.                                  40            364
Carrols Restaurant Group, Inc. (a)*                         4,240         22,006
CBRL Group, Inc. (a)                                       56,904      1,394,717
CEC Entertainment, Inc. (a)*                                4,940        138,369
Churchill Downs, Inc. (a)                                   2,057         71,727
Coinstar, Inc. (a)*                                        18,177        594,570
CPI Corp. (a)                                              14,200        265,966
Darden Restaurants, Inc. (a)                               47,019      1,501,787
DineEquity, Inc. (a)                                        1,158         43,263
Dover Motorsports, Inc. (a)                                27,465        139,797
Flanigan's Enterprises, Inc. *                              1,831         11,535
Frisch's Restaurants, Inc.                                  5,800        134,734
ILX Resorts, Inc.                                           8,290         21,886
J. Alexander's Corp. (a)                                   11,170         78,190
Red Lion Hotels Corp. *                                    45,780        364,867
Regis Corp.                                                 8,320        219,232
Silverleaf Resorts, Inc. (a)*                              89,491        201,355
Speedway Motorsports, Inc. (a)                             35,510        723,694
Star Buffet, Inc.                                           1,937          8,678
The Marcus Corp. (a)                                        1,589         23,755
                                                                    ------------
                                                                       8,245,571

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
American Physicians Service Group, Inc.                    15,275        336,661
California First National Bancorp                           8,190         78,624
Interactive Brokers Group, Inc., Class A (a)*              22,663        728,162
Knight Capital Group, Inc., Class A (a)*                   27,821        500,221
MicroFinancial, Inc.                                       33,200        123,172
Stifel Financial Corp. (a)*                                 3,212        110,461
                                                                    ------------
                                                                       1,877,301
ENERGY 20.9%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc. (a)                          3,707        125,667
Alpha Natural Resources, Inc. *                            46,730      4,873,472
Atlas America, Inc. (a)                                       939         42,302
ATP Oil & Gas Corp. (a)*                                   59,696      2,356,201
Atwood Oceanics, Inc. (a)*                                  8,640      1,074,298
Basic Energy Services, Inc. (a)*                           25,320        797,580
Berry Petroleum Co., Class A (a)                            9,612        565,955
Bill Barrett Corp. (a)*                                    56,059      3,330,465
Bois d'Arc Energy, Inc. *                                  28,090        682,868
Callon Petroleum Co. (a)*                                  15,000        410,400
Cimarex Energy Co. (a)                                    123,500      8,604,245
Complete Production Services, Inc. (a)*                    44,950      1,637,079
Comstock Resources, Inc. (a)*                              51,600      4,356,588
Contango Oil & Gas Co. (a)*                                   340         31,593
Dawson Geophysical Co. *                                      300         17,838
Encore Acquisition Co. *                                   18,201      1,368,533
Energy Partners Ltd. (a)*                                  26,550        396,126
EXCO Resources, Inc. (a)*                                  46,700      1,723,697
Exterran Holdings, Inc. (a)*                                1,260         90,077
FMC Technologies, Inc. *                                       20          1,539
Forest Oil Corp. (a)*                                      52,275      3,894,487
Foundation Coal Holdings, Inc. (a)                         98,671      8,740,277
Geokinetics, Inc. (a)*                                      3,010         54,511
Geomet, Inc. *                                              8,850         83,898
Global Industries Ltd. (a)*                                90,310      1,619,258
Grey Wolf, Inc. (a)*                                      349,374      3,154,847
Gulf Island Fabrication, Inc. (a)                           5,110        250,032
GulfMark Offshore, Inc. (a)*                               57,354      3,336,856
Helix Energy Solutions Group, Inc. (a)*                     7,470        311,051
Helmerich & Payne, Inc. (a)                                32,605      2,348,212
HKN, Inc. *                                                    90          1,040
Hornbeck Offshore Services, Inc. (a)*                      61,305      3,464,346
International Coal Group, Inc. (a)*                         3,680         48,024
ION Geophysical Corp. (a)*                                174,571      3,046,264
James River Coal Co. (a)*                                  14,386        844,314
Lufkin Industries, Inc. (a)                                 4,720        393,082
Mariner Energy, Inc. (a)*                                 137,125      5,069,511
Massey Energy Co. (a)                                     138,736     13,006,500
McMoRan Exploration Co. (a)*                               72,653      1,999,411
Oil States International, Inc. (a)*                        64,225      4,074,434
Overseas Shipholding Group, Inc. (a)                       15,040      1,195,981

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Parallel Petroleum Corp. (a)*                              34,425        692,975
Parker Drilling Co. (a)*                                   55,127        551,821
Penn Virginia Corp.                                        13,400      1,010,628
Petrohawk Energy Corp. *                                  152,307      7,053,337
Petroleum Development Corp. (a)*                           11,500        764,635
PetroQuest Energy, Inc. (a)*                               12,687        341,280
Pioneer Drilling Co. (a)*                                  20,441        384,495
Plains Exploration & Production Co. (a)*                   33,074      2,413,410
Pride International, Inc. (a)*                             89,216      4,219,025
Rosetta Resources, Inc. (a)*                               56,627      1,613,869
Rowan Cos., Inc. (a)                                      241,810     11,304,617
Ship Finance International Ltd. (a)                        24,630        727,324
St. Mary Land & Exploration Co. (a)                        87,373      5,647,791
Stone Energy Corp. (a)*                                    34,954      2,303,818
Superior Energy Services, Inc. (a)*                        28,647      1,579,596
Swift Energy Co. (a)*                                      39,330      2,598,140
T-3 Energy Services, Inc. *                                10,831        860,740
TETRA Technologies, Inc. (a)*                              10,772        255,404
Tidewater, Inc. (a)                                       181,780     11,821,153
Trico Marine Services, Inc. (a)*                           31,144      1,134,264
TXCO Resources, Inc. (a)*                                  13,800        162,288
Union Drilling, Inc. (a)*                                   3,769         81,712
Unit Corp. (a)*                                            65,499      5,434,452
VeraSun Energy Corp. (a)*                                  54,600        225,498
W&T Offshore, Inc. (a)                                     49,402      2,890,511
W-H Energy Services, Inc. (a)*                                570         54,572
Warren Resources, Inc. (a)*                                 7,639        112,141
Whiting Petroleum Corp. *                                  82,596      8,761,784
Willbros Group, Inc. (a)*                                  18,603        814,997
                                                                    ------------
                                                                     165,239,136
FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A (a)                                220         27,883
Longs Drug Stores Corp. (a)                               105,930      4,460,712
Nash Finch Co. (a)                                         33,263      1,139,923
Village Super Market, Inc., Class A (a)                     4,652        179,474
Weis Markets, Inc. (a)                                     20,020        650,050
                                                                    ------------
                                                                       6,458,042
FOOD, BEVERAGE & TOBACCO 2.8%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc. (a)                                  36,900      1,217,331
Chiquita Brands International, Inc. (a)*                   30,740        466,326
Constellation Brands, Inc., Class A (a)*                  416,471      8,271,114
Corn Products International, Inc. (a)                     102,783      5,047,673
Diamond Foods, Inc. (a)                                    37,260        858,471
Flowers Foods, Inc. (a)                                   184,492      5,228,503
Griffin Land & Nurseries, Inc. (a)                          3,320        101,924
J & J Snack Foods Corp. (a)                                 6,059        166,077
Omega Protein Corp. (a)*                                   28,820        430,859
Seneca Foods Corp., Class B (a)*                            1,000         21,370
Tasty Baking Co. (a)                                       22,514        122,701

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Zapata Corp. (a)*                                           2,990         20,900
                                                                    ------------
                                                                      21,953,249
HEALTH CARE EQUIPMENT & SERVICES 3.0%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                         11,800        221,132
Allied Healthcare Products, Inc. *                         19,700        133,960
American Dental Partners, Inc. (a)*                           430          5,104
American Shared Hospital Services *                         1,164          2,421
Angeion Corp. *                                             9,754         50,818
Anika Therapeutics, Inc. *                                    580          4,982
Atrion Corp.                                                  783         75,027
BioScrip, Inc. *                                            8,645         22,391
Capital Senior Living Corp. *                               9,180         69,217
Cardiac Science Corp. (a)*                                 59,815        490,483
CONMED Corp. (a)*                                          28,955        768,755
Cynosure, Inc., Class A (a)*                               13,887        275,240
Datascope Corp. (a)                                        33,805      1,588,835
Daxor Corp. *                                                 310          4,960
ev3, Inc. (a)*                                             12,691        120,311
Gentiva Health Services, Inc. (a)*                          3,846         73,266
Greatbatch, Inc. (a)*                                       5,520         95,496
Hologic, Inc. *                                               960         20,928
IntegraMed America, Inc. (a)*                               1,993         14,270
Invacare Corp. (a)                                         73,331      1,498,886
Inverness Medical Innovations, Inc. (a)*                   59,267      1,965,887
Kewaunee Scientific Corp.                                   5,900         63,897
Kindred Healthcare, Inc. (a)*                              74,536      2,143,655
MedCath Corp. (a)*                                         20,564        369,741
MTS Medication Technologies *                              13,395        102,874
National Dentex Corp. *                                     1,138         14,384
National Healthcare Corp. (a)                              16,086        737,221
Natus Medical, Inc. (a)*                                   14,263        298,667
Orthofix International N.V. (a)*                           46,100      1,334,595
Osteotech, Inc. *                                          13,670         77,782
Skilled Healthcare Group, Inc., Class A (a)*               55,227        741,146
SonoSite, Inc. (a)*                                         3,120         87,391
Span-America Medical Systems, Inc. (a)                      7,600         85,120
SRI/Surgical Express, Inc. *                                8,659         31,389
STERIS Corp. (a)                                          136,975      3,939,401
The Cooper Cos., Inc. (a)                                  79,844      2,966,205
Theragenics Corp. (a)*                                     75,290        273,303
Wright Medical Group, Inc. *                               17,138        486,891
Young Innovations, Inc. (a)                                 1,780         37,060
Zoll Medical Corp. (a)*                                    60,998      2,053,803
                                                                    ------------
                                                                      23,346,894
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. (a)*                                 18,152        275,547
Energizer Holdings, Inc. (a)*                              31,783      2,323,019
Inter Parfums, Inc. (a)                                    30,819        462,285
Natural Alternative International, Inc. (a)*               16,941        135,359

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Nu Skin Enterprises, Inc., Class A (a)                      1,790         26,707
Nutraceutical International Corp. *                        10,020        120,240
Oil-Dri Corp. of America                                   18,400        330,280
Physicians Formula Holdings, Inc. (a)*                     28,986        271,019
Schiff Nutrition International, Inc.                       16,960         94,976
The Estee Lauder Cos., Inc., Class A (a)                    8,437        391,899
                                                                    ------------
                                                                       4,431,331
INSURANCE 2.2%
--------------------------------------------------------------------------------
21st Century Holding Co.                                    3,890         31,781
Affirmative Insurance Holdings, Inc. (a)                    4,380         29,784
Alleghany Corp. (a)*                                        1,981        657,791
American Equity Investment Life Holding Co. (a)            24,970        203,506
American Financial Group, Inc.                            256,669      6,865,896
American National Insurance Co. (a)                        14,533      1,424,525
American Safety Insurance Holdings Ltd. *                   7,400        106,412
Baldwin & Lyons, Inc., Class B (a)                          1,915         33,474
Horace Mann Educators Corp. (a)                            95,300      1,336,106
Kansas City Life Insurance Co. (a)                          9,691        404,599
National Western Life Insurance Co., Class A (a)            3,748        818,938
PMA Capital Corp., Class A (a)*                            10,284         94,716
Presidential Life Corp. (a)                                30,939        477,079
RenaissanceRe Holdings Ltd. (a)                           101,076      4,515,065
The National Security Group, Inc.                             510          8,050
Unico American Corp. *                                     11,830        106,470
Universal Insurance Holdings, Inc.                         64,547        228,496
Wesco Financial Corp.                                         338        129,116
                                                                    ------------
                                                                      17,471,804
MATERIALS 13.3%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                                       4,661        107,343
A.M. Castle & Co. (a)                                      35,040      1,002,494
AK Steel Holding Corp. (a)                                 62,670      4,324,230
American Pacific Corp. *                                   11,589        199,794
Apex Silver Mines Ltd. (a)*                               107,922        529,897
Arch Chemicals, Inc. (a)                                   19,366        641,983
Ashland, Inc. (a)                                          55,733      2,686,331
Cabot Corp. (a)                                               990         24,067
Carpenter Technology Corp. (a)                             16,590        724,154
Celanese Corp., Series A (a)                              152,607      6,968,036
Century Aluminum Co. (a)*                                  49,158      3,268,515
CF Industries Holdings, Inc. (a)                           75,256     11,499,117
Chemtura Corp. (a)                                        547,330      3,196,407
Commercial Metals Co. (a)                                     520         19,604
Compass Minerals International, Inc. (a)                    6,120        493,027
Continental Materials Corp. (a)*                              300          6,768
Cytec Industries, Inc. (a)                                 61,660      3,364,170
Ferro Corp. (a)                                            23,632        443,336
FMC Corp. (a)                                             244,036     18,898,148
Friedman Industries, Inc.                                  15,410        123,280

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Greif, Inc., Class A (a)                                   11,625        744,349
H.B. Fuller Co. (a)                                        15,580        349,615
Hecla Mining Co. (a)*                                           4             37
Hercules, Inc. (a)                                         73,732      1,248,283
Innophos Holdings, Inc. (a)                                51,943      1,659,579
Innospec, Inc. (a)                                         25,177        473,831
International Flavors & Fragrances, Inc. (a)                4,750        185,535
Kaiser Aluminum Corp. (a)                                  39,056      2,090,668
Material Sciences Corp. (a)*                                9,583         77,622
Minerals Technologies, Inc. (a)                            15,440        981,830
Nalco Holding Co. (a)                                     114,186      2,415,034
Olin Corp. (a)                                             14,552        380,971
Olympic Steel, Inc. (a)                                    21,949      1,666,368
OM Group, Inc. (a)*                                        47,675      1,563,263
Penford Corp. (a)                                          16,938        252,037
PolyOne Corp. (a)*                                         25,426        177,219
Reliance Steel & Aluminum Co. (a)                         106,940      8,244,005
Rock of Ages Corp. *                                       17,157         56,790
Rockwood Holdings, Inc. *                                  75,475      2,626,530
RPM International, Inc. (a)                                35,294        727,056
Schweitzer-Mauduit International, Inc. (a)                 34,563        582,387
Stepan Co. (a)                                             20,720        945,246
Stillwater Mining Co. (a)*                                 46,699        552,449
Terra Industries, Inc. (a)                                255,041     12,586,273
The Scotts Miracle-Gro Co., Class A (a)                   117,024      2,056,112
The Valspar Corp. (a)                                       8,821        166,805
United States Lime & Minerals, Inc. (a)*                    5,054        199,987
Universal Stainless & Alloy Products, Inc. (a)*               948         35,114
Worthington Industries, Inc. (a)                          177,213      3,632,866
                                                                    ------------
                                                                     105,198,562
MEDIA 0.1%
--------------------------------------------------------------------------------
Alloy, Inc. *                                              29,622        214,167
Carmike Cinemas, Inc. (a)                                     560          3,287
Cinemark Holdings, Inc. (a)                                 1,210         15,803
LodgeNet Interactive Corp. (a)*                            36,420        178,822
Mediacom Communications Corp., Class A (a)*                 5,501         29,375
New Frontier Media, Inc.                                    1,183          4,626
                                                                    ------------
                                                                         446,080
PHARMACEUTICALS & BIOTECHNOLOGY 3.2%
--------------------------------------------------------------------------------
Accelrys, Inc. (a)*                                         4,538         21,919
Affymetrix, Inc. (a)*                                      86,014        885,084
Albany Molecular Research, Inc. (a)                         6,823         90,541
Bio-Rad Laboratories, Inc., Class A *                       2,476        200,284
Bioanalytical Systems, Inc. (a)*                            3,360         17,136
Harvard Bioscience, Inc. (a)*                              79,450        369,443
Illumina, Inc. (a)*                                        49,957      4,351,754
Invitrogen Corp. (a)*                                     228,715      8,979,351
Mylan, Inc. (a)*                                              604          7,290
PAREXEL International Corp. (a)*                           14,696        386,652

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
PerkinElmer, Inc. (a)                                     288,214      8,026,760
Pharmanet Development Group, Inc. (a)*                     18,329        289,048
Sciele Pharma, Inc. (a)*                                       86          1,664
Varian, Inc. (a)*                                          35,430      1,809,056
Watson Pharmaceuticals, Inc. (a)*                           4,438        120,580
                                                                    ------------
                                                                      25,556,562
REAL ESTATE 2.1%
--------------------------------------------------------------------------------
AmREIT, Inc., Class A (a)                                     720          5,148
Ashford Hospitality Trust (a)                             249,402      1,152,237
CBL & Associates Properties, Inc. (a)                     140,970      3,219,755
Cedar Shopping Centers, Inc. (a)                           56,892        666,774
Douglas Emmett, Inc. (a)                                  263,441      5,787,799
Extra Space Storage, Inc. (a)                             100,706      1,546,844
Grubb & Ellis Co. (a)                                      17,350         66,798
Hersha Hospitality Trust                                  111,821        844,249
Investors Real Estate Trust (a)                             2,377         22,677
J.W. Mays, Inc. *                                              90          1,665
Medical Properties Trust, Inc. (a)                        136,010      1,376,421
MHI Hospitality Corp. (a)                                   1,250          6,275
Mission West Properties, Inc. (a)                          47,049        515,657
Monmouth Real Estate Invesment Corp., Class A              57,245        366,368
One Liberty Properties, Inc.                               26,650        434,661
Ramco-Gershenson Properties Trust (a)                       8,775        180,238
Supertel Hospitality, Inc. (a)                             51,000        252,960
Urstadt Biddle Properties, Class A (a)                         94          1,378
ZipRealty, Inc. (a)*                                       41,843        168,627
                                                                    ------------
                                                                      16,616,531
RETAILING 3.0%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                         73,544        474,359
A.C. Moore Arts & Crafts, Inc. (a)*                        16,770        118,228
AMCON Distributing Co.                                      1,300         38,155
Big Lots, Inc. (a)*                                       206,406      6,448,123
Books-A-Million, Inc. (a)                                  37,920        290,467
Build-A-Bear Workshop, Inc. (a)*                           40,492        294,377
Charming Shoppes, Inc. (a)*                                18,350         84,226
Collective Brands, Inc. (a)*                               26,928        313,173
Conn's, Inc. (a)*                                          12,010        193,001
Dollar Tree, Inc. *                                       105,868      3,460,825
Educational Development Corp.                                 764          4,064
Franklin Covey Co. *                                       52,690        457,349
Hastings Entertainment, Inc. *                             26,860        215,149
Haverty Furniture Cos., Inc. (a)                            8,591         86,254
Hot Topic, Inc. (a)*                                        3,533         19,113
IAC/InterActiveCorp. (a)*                                 241,133      4,649,044
Jennifer Convertibles, Inc. *                               1,290          1,858
Jo-Ann Stores, Inc. (a)*                                   50,299      1,158,386
Jos. A. Bank Clothiers, Inc. (a)*                          17,013        455,098
Lithia Motors, Inc., Class A (a)                            7,398         36,398
Monro Muffler Brake, Inc.                                   2,781         43,078
Mothers Work, Inc. (a)*                                    10,765        108,404
New York & Co, Inc. *                                      55,700        508,541
RadioShack Corp. (a)                                       70,471        864,679

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
REX Stores Corp. (a)*                                      24,448        282,374
Stage Stores, Inc. (a)                                     72,535        846,483
Stein Mart, Inc. (a)                                       14,486         65,332
Systemax, Inc. (a)                                          8,826        155,779
The Aristotle Corp. (a)*                                      450          3,357
The Bon-Ton Stores, Inc. (a)                                6,730         35,131
The Children's Place Retail Stores, Inc. (a)*              45,822      1,654,174
The Finish Line, Inc., Class A *                              109            948
The Pep Boys - Manny, Moe & Jack (a)                       22,597        197,046
The Talbots, Inc. (a)                                      30,640        355,118
                                                                    ------------
                                                                      23,918,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
--------------------------------------------------------------------------------
Aetrium, Inc. (a)*                                          7,101         21,161
Applied Micro Circuits Corp. (a)*                             790          6,762
Catalyst Semiconductor, Inc. *                                200            868
CEVA, Inc. (a)*                                            50,470        402,246
Cirrus Logic, Inc. (a)*                                   106,662        593,041
Eagle Test Systems, Inc. *                                  3,340         37,408
Fairchild Semiconductor International, Inc. *             161,904      1,899,134
FEI Co. (a)*                                               90,663      2,065,303
Integrated Device Technology, Inc. (a)*                   423,461      4,209,202
Integrated Silicon Solutions, Inc. *                       54,870        305,077
IXYS Corp. *                                               30,663        366,116
LSI Corp. (a)*                                             65,416        401,654
Microtune, Inc. (a)*                                       13,502         46,717
MKS Instruments, Inc. (a)*                                  4,772        104,507
OmniVision Technologies, Inc. (a)*                        101,633      1,228,743
Pericom Semiconductor Corp. (a)*                           72,840      1,080,946
Photronics, Inc. (a)*                                      23,519        165,574
PMC - Sierra, Inc. (a)*                                   517,868      3,961,690
Semitool, Inc. (a)*                                         5,623         42,229
Skyworks Solutions, Inc. (a)*                             454,433      4,485,254
Standard Microsystems Corp. (a)*                           39,617      1,075,601
Teradyne, Inc. *                                          209,310      2,317,062
Trio-Tech International                                     5,430         27,964
TriQuint Semiconductor, Inc. (a)*                         340,515      2,063,521
Ultratech, Inc. *                                          54,271        842,286
Varian Semiconductor Equipment Associates, Inc. (a)*       26,580        925,516
Veeco Instruments, Inc. (a)*                               74,357      1,195,661
Zoran Corp. (a)*                                              633          7,406
                                                                    ------------
                                                                      29,878,649
SOFTWARE & SERVICES 9.7%
--------------------------------------------------------------------------------
Adept Technology, Inc. *                                      600          5,862
American Software, Inc., Class A (a)                       15,339         86,512
AsiaInfo Holdings, Inc. (a)*                               56,811        671,506
Astea International, Inc. *                                 8,570         31,366
Bottomline Technologies, Inc. (a)*                          5,047         49,107
Cadence Design Systems, Inc. (a)*                         514,202      5,193,440
CIBER, Inc. (a)*                                          163,269      1,013,900

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CMGI, Inc. (a)*                                            93,860        994,916
Computer Task Group, Inc. *                                28,940        148,173
Compuware Corp. (a)*                                      126,864      1,210,283
Convergys Corp. (a)*                                      327,974      4,873,694
CSG Systems International, Inc. (a)*                       13,353        147,150
CSP, Inc. *                                                 9,451         56,233
Dynamics Research Corp. *                                  17,804        186,942
EarthLink, Inc. (a)*                                      276,872      2,394,943
Edgewater Technology, Inc. (a)*                            33,993        163,506
EPIQ Systems, Inc. (a)*                                    29,364        416,969
Fair Isaac Corp. (a)                                        4,640         96,373
Gevity HR, Inc. (a)                                        28,354        152,545
GSI Commerce, Inc. (a)*                                    49,016        668,088
Hackett Group, Inc. (a)*                                   45,797        262,875
Hewitt Associates, Inc., Class A (a)*                     220,294      8,443,869
iGATE Corp. (a)*                                            1,381         11,228
Integral Systems, Inc. (a)                                  9,491        367,302
Interwoven, Inc. *                                        113,500      1,363,135
JDA Software Group, Inc. *                                 75,752      1,371,111
Keynote Systems, Inc. (a)*                                 29,014        373,700
Lawson Software, Inc. (a)*                                378,901      2,754,610
Magma Design Automation, Inc. *                             7,840         47,589
Manhattan Associates, Inc. (a)*                               220          5,221
MAXIMUS, Inc.                                              54,634      1,902,356
Mentor Graphics Corp. (a)*                                112,490      1,777,342
Ness Technologies, Inc. (a)*                               64,808        655,857
NetScout Systems, Inc. (a)*                                82,166        877,533
Novell, Inc. (a)*                                         886,535      5,221,691
Online Resources Corp. (a)*                                 1,820         15,197
OPNET Technologies, Inc. (a)*                                 900          8,100
Perot Systems Corp., Class A (a)*                         227,578      3,415,946
Phoenix Technologies Ltd. (a)*                                726          7,986
Progress Software Corp. (a)*                               12,582        321,722
QAD, Inc. (a)                                              39,060        264,436
Quest Software, Inc. *                                     67,260        996,121
Radiant Systems, Inc. (a)*                                 60,384        647,920
Retalix Ltd. (a)*                                           3,772         48,847
S1 Corp. *                                                102,521        776,084
Sapient Corp. (a)*                                         60,907        391,023
Servidyne, Inc.                                             1,544          8,489
Soapstone Networks, Inc. (a)*                              28,535        109,289
Solera Holdings, Inc. *                                    53,030      1,466,810
SPSS, Inc. (a)*                                            51,700      1,880,329
SumTotal Systems, Inc. (a)*                                18,021         84,338
Sybase, Inc. (a)*                                         256,161      7,536,257
Synopsys, Inc. *                                          353,755      8,458,282
TechTeam Global, Inc. *                                    26,600        284,354
TeleCommunication Systems, Inc., Class A *                  5,170         23,937
TIBCO Software, Inc. (a)*                                 163,479      1,250,614
TNS, Inc. (a)*                                             54,365      1,302,585
TSR, Inc.                                                   4,099         15,699
Unisys Corp. (a)*                                          92,817        366,627
United Online, Inc. (a)                                   178,593      1,791,288
Vignette Corp. (a)*                                        76,256        915,072
Websense, Inc. (a)*                                           380          6,399

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Website Pros, Inc. (a)*                                     2,263         18,851
Wind River Systems, Inc. (a)*                               4,690         51,074
                                                                    ------------
                                                                      76,460,603
TECHNOLOGY HARDWARE & EQUIPMENT 4.7%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. (a)*                         293,355      4,332,853
ADDvantage Technologies Group, Inc. (a)*                    4,170         12,760
Arrow Electronics, Inc. (a)*                                2,998         92,099
Astro-Med, Inc.                                            15,610        144,392
Avnet, Inc. *                                             141,313      3,855,019
Avocent Corp. (a)*                                         13,169        244,943
AVX Corp. (a)                                              74,699        844,846
BigBand Networks (a)*                                      33,249        157,268
Black Box Corp. (a)                                        47,851      1,301,069
Brocade Communications Systems, Inc. *                    503,555      4,149,293
Coherent, Inc. *                                           59,892      1,790,172
CommScope, Inc. (a)*                                        3,660        193,138
Communications Systems, Inc.                               21,480        230,910
CTS Corp. (a)                                             100,155      1,006,558
Data I/O Corp. (a)*                                         9,434         54,245
Digi International, Inc. (a)*                              29,790        233,851
Electro Scientific Industries, Inc. *                      82,765      1,172,780
Electronics for Imaging, Inc. (a)*                          9,426        137,620
EMS Technologies, Inc. (a)*                                29,941        653,911
Emulex Corp. (a)*                                         210,890      2,456,868
Gerber Scientific, Inc. (a)*                               41,327        470,301
Globecomm Systems, Inc. *                                   1,145          9,458
Imation Corp. (a)                                           1,610         36,901
Insight Enterprises, Inc. (a)*                            100,053      1,173,622
Interphase Corp. (a)*                                         224            757
IntriCon Corp. *                                            9,530         80,052
Itron, Inc. (a)*                                            1,224        120,380
Keithley Instruments, Inc. (a)                                650          6,175
KEMET Corp. (a)*                                           37,976        123,042
LeCroy Corp. *                                              4,070         36,304
Loral Space & Communications, Inc. *                        8,090        142,546
Measurement Specialties, Inc. (a)*                         38,491        677,057
Mercury Computer Systems, Inc. (a)*                         2,790         21,009
Mesa Laboratories, Inc.                                     2,568         61,632
Methode Electronics, Inc.                                  39,679        414,646
Mettler-Toledo International, Inc. *                        6,864        651,119
MOCON, Inc. (a)                                             3,253         35,425
MTS Systems Corp. (a)                                         436         15,644
Network Equipment Technologies, Inc. (a)*                  71,354        253,307
O.I. Corp.                                                  4,685         54,299
Oplink Communications, Inc. (a)*                           42,251        405,610
Optical Cable Corp. (a)*                                    6,870         47,060
OSI Systems, Inc. (a)*                                     40,800        873,936
Palm, Inc. (a)                                            133,519        719,667
Perceptron, Inc. *                                         18,668        163,345
Rackable Systems, Inc. *                                   21,820        292,388
Rimage Corp. (a)*                                             782          9,689
Schmitt Industries, Inc. *                                  1,892         11,352
SeaChange International, Inc. (a)*                          7,150         51,194

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Sigmatron International, Inc. (a)*                            690          4,030
Spectrum Control, Inc. *                                   12,400        101,680
Super Micro Computer, Inc. (a)*                            24,900        183,762
Sutron Corp. *                                                 80            599
SYNNEX Corp. (a)*                                             790         19,821
Technitrol, Inc. (a)                                       15,400        261,646
Tekelec (a)*                                               85,908      1,263,707
TESSCO Technologies, Inc. (a)*                             11,080        151,574
Tollgrade Communications, Inc. (a)*                        30,331        136,186
Vicon Industries, Inc. *                                   10,331         54,031
Vishay Intertechnology, Inc. (a)*                         467,946      4,150,681
Western Digital Corp. (a)*                                    376         12,983
Zones, Inc. *                                              13,560        106,175
Zygo Corp. *                                               51,155        502,854
                                                                    ------------
                                                                      36,972,241
TELECOMMUNICATION SERVICES 1.7%
--------------------------------------------------------------------------------
CenturyTel, Inc. (a)                                      246,468      8,771,796
D&E Communications, Inc.                                   38,728        344,292
Gilat Satellite Networks Ltd. (a)*                         44,700        485,889
HickoryTech Corp.                                           4,673         38,646
Hungarian Telephone & Cable Corp. (a)*                        490          8,938
iPCS, Inc. (a)*                                            44,950      1,331,868
Premiere Global Services, Inc. (a)*                        94,195      1,373,363
Syniverse Holdings, Inc. (a)*                              41,760        676,512
USA Mobility, Inc. (a)*                                    14,648        110,592
                                                                    ------------
                                                                      13,141,896
TRANSPORTATION 1.2%
--------------------------------------------------------------------------------
Air T., Inc.                                                1,900         19,095
B & H Ocean Carriers Ltd. *                                 7,460         80,568
DHT Maritime, Inc.                                          1,150         11,534
Dynamex, Inc. (a)*                                         27,778        744,728
Genco Shipping & Trading Ltd. (a)                          52,144      3,399,789
International Shipholding Corp. *                           2,880         67,507
Pacer International, Inc. (a)                              89,182      1,918,305
Park-Ohio Holdings Corp. (a)*                               7,860        116,014
Ryder System, Inc. (a)                                     33,590      2,313,679
YRC Worldwide, Inc. (a)*                                   56,509        840,289
                                                                    ------------
                                                                       9,511,508
UTILITIES 5.7%
--------------------------------------------------------------------------------
Alliant Energy Corp. (a)                                  273,302      9,363,326
Artesian Resources Corp., Class A (a)                      10,340        190,152
CH Energy Group, Inc. (a)                                   9,572        340,476
CMS Energy Corp. (a)                                      364,240      5,427,176
Delta Natural Gas Co., Inc. (a)                             6,905        180,359
El Paso Electric Co. (a)*                                  61,520      1,218,096
Energy West, Inc.                                           2,405         25,950
Florida Public Utilities Co.                                8,498        101,126
Great Plains Energy, Inc. (a)                              37,465        947,115
Maine & Maritimes Corp. *                                   3,843        162,943
MDU Resources Group, Inc. (a)                             373,607     13,023,940
Northeast Utilities (a)                                       138          3,523
NorthWestern Corp. (a)                                     46,483      1,181,598
ONEOK, Inc. (a)                                             2,330        113,774

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Pennichuck Corp. (a)                                        2,764         63,987
Pepco Holdings, Inc. (a)                                  136,912      3,511,793
Portland General Electric Co. (a)                          10,529        237,113
RGC Resources, Inc.                                         3,037         86,084
Sierra Pacific Resources (a)                              279,700      3,554,987
Southern Union Co. (a)                                        680         18,374
UIL Holdings Corp. (a)                                      1,880         55,291
Unisource Energy Corp.                                     48,690      1,509,877
Unitil Corp.                                                2,890         78,348
Westar Energy, Inc. (a)                                   138,838      2,986,405
WGL Holdings, Inc. (a)                                     18,750        651,375
                                                                    ------------
                                                                      45,033,188
                                                                    ------------
TOTAL COMMON STOCK
   (COST $714,647,377)                                               786,436,507
                                                                    ------------

FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Aircastle Ltd. (a)                                         71,900        604,679

TELECOMMUNICATION SERVICES 0.1%
Global Crossing Ltd. (a)*                                  10,862        194,864

TRANSPORTATION 0.0%
TBS International Ltd. (a)*                                 4,370        174,582
                                                                    ------------
                                                                         974,125
                                                                    ------------
CAYMAN ISLANDS 0.0%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT  0.0%
Smart Modular Technologies (WWH), Inc. (a)*                 2,660         10,188
                                                                    ------------
TOTAL FOREIGN COMMON STOCK
   (COST $1,144,348)                                                     984,313
                                                                    ------------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $3,342,181 (fully collateralized by Federal
   Home Loan Mortgage Corp. with a value of
   $3,409,156.)                                         3,342,000      3,342,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $3,342,000)                                                   3,342,000
                                                                    ------------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.9% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                           70,450,089     70,450,089

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 06/30/08, the tax basis cost of the fund's investments was $719,700,660 and the unrealized appreciation and depreciation were $138,067,637 and ($67,005,477), respectively, with a net unrealized appreciation of $71,062,160.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $        857,870,909*
Level 2 - Other Significant Observable Inputs                          3,342,000
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $        861,212,909

*    Includes collateral invested for securities on loan of $70,450,089.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
100.4%   COMMON STOCK                                 547,305,722   591,022,099
  0.2%   FOREIGN COMMON STOCK                           1,428,708     1,248,938
   --%   SHORT-TERM INVESTMENT                            151,000       151,000
--------------------------------------------------------------------------------
100.6%   TOTAL INVESTMENTS                            548,885,430   592,422,037
  9.0%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            53,142,555    53,142,555
(9.6)%   OTHER ASSETS AND
         LIABILITIES                                                (56,634,374)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                 588,930,218

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 100.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.7%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                               27,178        213,076
Exide Technologies (a)*                                   342,500      5,740,300
Hawk Corp., Class A (a)*                                   34,280        637,608
Motorcar Parts of America, Inc. *                          47,600        359,380
Standard Motor Products, Inc.                              49,084        400,525
Strattec Security Corp. (a)                                   200          7,044
Superior Industries International, Inc. (a)                 7,627        128,744
TRW Automotive Holdings Corp. (a)*                        137,358      2,537,002
                                                                    ------------
                                                                      10,023,679
BANKS 2.9%
--------------------------------------------------------------------------------
Alliance Financial Corp.                                      830         17,438
American National Bankshares, Inc. (a)                         16            291
BancFirst Corp. (a)                                        27,663      1,183,976
Banco Latinoamericano de Exportaciones, S.A.,
   Class E (a)                                            136,565      2,210,987
Berkshire Bancorp, Inc.                                       970         12,920
Beverly Hills Bancorp, Inc. (a)                           122,738        206,200
Britton & Koontz Capital Corp.                              3,014         38,429
Camco Financial Corp.                                         394          3,991
Carrollton Bancorp                                            521          6,398
Carver Bancorp, Inc.                                       14,700        128,625
Cascade Financial Corp. (a)                                   256          1,667
Central Bancorp, Inc.                                         106          1,166
Centrue Financial Corp.                                     8,242        103,107
CFS Bancorp, Inc. (a)                                      24,002        282,984
Codorus Valley Bancorp, Inc. (a)                            1,800         24,516

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Community Bank Shares of Indiana, Inc.                      1,050         15,918
Community Bankshares, Inc.                                    424          8,204
Community Capital Corp.                                     3,119         38,676
Community Financial Corp.                                   4,180         31,977
Community Shores Bank Corp. *                                 180          1,051
Crescent Banking Co.                                          300          2,993
Elmira Savings Bank, FSB                                    4,901         75,126
Farmers Capital Bank Corp.                                  1,755         30,923
Fidelity Bancorp, Inc.                                         60            748
Fidelity Southern Corp. (a)                                 5,398         25,209
First BancTrust Corp.                                      11,538        100,381
First Capital, Inc.                                            97          1,454
First Citizens BancShares, Inc., Class A                    6,672        930,677
First Community Corp.                                         630          7,346
First Defiance Financial Corp. (a)                         24,036        384,816
First Federal Bancshares of Arkansas, Inc. (a)             14,014        121,221
First Federal Bankshares, Inc. (a)                          7,581         46,775
First Financial Service Corp.                                  69          1,246
First M&F Corp. (a)                                         5,370         67,394
First Niagara Financial Group, Inc. (a)                    48,600        624,996
First West Virginia Bancorp, Inc.                             317          4,850
FirstMerit Corp. (a)                                       44,800        730,688
FNB Corp.                                                  11,085         85,355
Gateway Financial Holdings, Inc. (a)                       10,996         84,339
Glen Burnie Bancorp                                           366          4,311
GS Financial Corp.                                          8,330        122,951
Guaranty Federal Bancshares, Inc.                           7,644        154,791
Habersham Bancorp (a)                                      22,000        163,900
Harrington West Financial Group, Inc. (a)                     224            858
Hawthorn Bancshares, Inc.                                   3,601         90,997
Heritage Financial Corp.                                      383          6,071
HF Financial Corp. (a)                                     24,416        397,981
Hingham Institution for Savings                             8,820        258,073
HMN Financial, Inc.                                        19,380        299,421
Horizon Bancorp                                             5,893        103,304
International Bancshares Corp. (a)                         22,100        472,277
Lincoln Bancorp                                             2,379         26,407
LSB Financial Corp.                                         3,883         62,943
MFB Corp.                                                   2,828         83,483
Monarch Community Bancorp, Inc.                             5,808         55,989
NB&T Financial Group, Inc.                                     84          1,306
New Hampshire Thrift Bancshares, Inc. (a)                  10,005        103,552
North Central Bancshares, Inc.                                274          6,557
Northeast Bancorp                                              82            910
Pacific Premier Bancorp, Inc. (a)*                          2,540         13,081
Park Bancorp, Inc.                                         11,914        234,706
Parkvale Financial Corp.                                   28,120        656,040
Peoples Bancorp of North Carolina                           2,708         29,490

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Peoples Community Bancorp, Inc.                             2,004          4,569
Premier Financial Bancorp, Inc. (a)                         2,017         21,441
Prosperity Bancshares, Inc. (a)                            18,100        483,813
Provident Community Bancshares, Inc. (a)                      355          3,461
Provident Financial Holdings, Inc. (a)                     32,769        309,339
QCR Holdings, Inc. (a)                                        761          9,520
Republic First Bancorp, Inc. (a)*                           8,605         62,472
River Valley Bancorp                                          185          2,770
Rurban Financial Corp. (a)                                  7,696         73,266
Security National Financial Corp., Class A *               39,754        144,307
Simmons First National Corp., Class A (a)                   2,510         70,205
Southern First Bancshares, Inc. *                           2,032         23,348
Southern Missouri Bancorp, Inc. (a)                        12,058        186,778
Southwest Bancorp, Inc. (a)                                76,787        883,050
StellarOne Corp. (a)                                        1,077         15,724
Sun Bancorp, Inc. (a)*                                      9,235         93,735
SVB Financial Group (a)*                                   17,430        838,557
Team Financial, Inc. (a)                                   12,922         77,532
Teche Holding Co.                                           3,760        137,879
TF Financial Corp.                                         10,476        230,472
UMB Financial Corp. (a)                                    11,500        589,605
United Bancshares, Inc.                                    10,998        134,726
United Community Financial Corp. (a)                       34,360        128,850
United Western Bancorp, Inc. (a)                            2,100         26,376
VIST Financial Corp.                                        1,163         15,584
Wainwright Bank & Trust Co.                                52,749        499,533
WSB Holdings, Inc.                                          3,219         17,592
WSFS Financial Corp. (a)                                   25,661      1,144,481
WVS Financial Corp.                                           151          2,401
                                                                    ------------
                                                                      17,225,843
CAPITAL GOODS 11.0%
--------------------------------------------------------------------------------
AAON, Inc.                                                    430          8,282
Aecom Technology Corp. (a)*                                59,985      1,951,312
Alamo Group, Inc. (a)                                       3,050         62,800
Allied Motion Technologies, Inc. *                         43,156        249,873
Altra Holdings, Inc. *                                     23,760        399,406
American Railcar Industries, Inc. (a)                       7,830        131,387
Ameron International Corp. (a)                              9,295      1,115,214
Badger Meter, Inc. (a)                                        264         13,340
Barnes Group, Inc. (a)                                     25,537        589,649
C&D Technologies, Inc. (a)*                                 4,088         34,584
Chase Corp. (a)                                             3,763         70,519
Chicago Rivet & Machine Co.                                 4,920        101,967
Coleman Cable, Inc. (a)*                                    8,074         83,324
Columbus Mckinnon Corp. (a)*                                  300          7,224
Ducommun, Inc. (a)*                                        11,350        260,596
Eastern Co. (a)                                            25,630        389,576
Edac Technologies Corp. *                                  19,163        126,284
Empire Resources, Inc.                                      1,883          7,174
EnPro Industries, Inc. (a)*                                95,745      3,575,118

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Espey Manufacturing & Electronics Corp.                    18,192        345,466
Esterline Technologies Corp. (a)*                           3,910        192,607
EXX, Inc., Class A (a)*                                     1,802          5,857
Flow International Corp. (a)*                               9,612         74,974
Gibraltar Industries, Inc. (a)                             26,370        421,129
GrafTech International Ltd. (a)*                           12,430        333,497
Hardinge, Inc. (a)                                         81,732      1,076,410
Herley Industries, Inc. (a)*                               19,331        256,716
Hurco Cos., Inc. (a)*                                      19,438        600,440
Insteel Industries, Inc. (a)                               77,765      1,423,877
K-Tron International, Inc. (a)*                            19,697      2,552,731
Kadant, Inc. (a)*                                          63,995      1,446,287
Key Technology, Inc. *                                      2,208         70,237
L.B. Foster Co., Class A (a)*                              11,505        381,966
LaBarge, Inc. *                                             4,823         62,699
Lawson Products, Inc. (a)                                   9,907        245,495
Layne Christensen Co. (a)*                                 61,538      2,694,749
Lennox International, Inc. (a)                             35,498      1,028,022
Lydall, Inc. *                                             81,080      1,017,554
MasTec, Inc. (a)*                                         177,500      1,892,150
Meadow Valley Corp. (a)*                                   20,931        188,379
Mueller Industries, Inc. (a)                              172,750      5,562,550
NCI Building Systems, Inc. (a)*                            14,740        541,400
NN, Inc. (a)                                               17,190        239,629
Nortech Systems, Inc. *                                       938          8,789
Northwest Pipe Co. (a)*                                    43,123      2,406,263
Orbital Sciences Corp. (a)*                                 2,520         59,371
Patrick Industries, Inc. *                                    300          2,247
Perini Corp. (a)*                                           2,805         92,705
Powell Industries, Inc. (a)*                                4,850        244,489
PowerSecure International, Inc. (a)*                       21,454        155,756
Preformed Line Products Co. (a)                             5,274        212,595
Regal-Beloit Corp. (a)                                    230,460      9,736,935
Robbins & Myers, Inc. (a)                                 167,840      8,370,181
Rush Enterprises, Inc., Class A (a)*                      137,306      1,649,045
Rush Enterprises, Inc., Class B (a)*                       17,440        189,398
Seaboard Corp.                                                 34         52,734
SL Industries, Inc. *                                      34,560        527,040
Standex International Corp. (a)                            84,680      1,756,263
Superior Essex, Inc. (a)*                                   6,934        309,464
Tech/Ops Sevcon, Inc.                                       7,056         51,862
Teledyne Technologies, Inc. (a)*                           17,280        843,091
The L.S. Starrett Co., Class A                             25,886        611,945
The Middleby Corp. (a)*                                    51,426      2,258,116
Tredegar Corp. (a)                                          9,888        145,354
TriMas Corp. (a)*                                          13,970         83,680
Triumph Group, Inc. (a)                                    16,933        797,544
Twin Disc, Inc. (a)                                        73,241      1,532,934
United Capital Corp. *                                      7,450        143,040
Willis Lease Finance Corp. *                               64,021        683,744
                                                                    ------------
                                                                      64,757,035
COMMERCIAL SERVICES & SUPPLIES 4.1%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A (a)*                               15,261        127,124
ABM Industries, Inc. (a)                                      480         10,680
Avalon Holdings Corp., Class A *                            9,680         42,979

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Casella Waste Systems, Inc., Class A (a)*                   4,036         49,199
CDI Corp. (a)                                             112,090      2,851,570
Champion Industries, Inc.                                  20,740         96,026
Comfort Systems USA, Inc. (a)                             217,469      2,922,783
CompX International, Inc. (a)                               5,660         32,828
Deluxe Corp. (a)                                           78,461      1,398,175
Ecology & Environment, Inc., Class A (a)                   25,430        289,902
Exponent, Inc. *                                                3             94
GP Strategies Corp. *                                      22,050        221,603
Hudson Highland Group, Inc. (a)*                            1,830         19,160
ICT Group, Inc. *                                          28,990        237,718
Kelly Services, Inc., Class A (a)                         196,775      3,803,661
LECG Corp. (a)*                                            87,492        764,680
MPS Group, Inc. *                                         721,648      7,671,118
Nashua Corp. (a)*                                          20,530        205,300
National Technical Systems, Inc. *                         10,376         56,549
North American Galvanizing & Coatings, Inc. *              40,636        357,191
RCM Technologies, Inc. *                                   86,352        372,177
Spherion Corp. (a)*                                       417,013      1,926,600
Sykes Enterprises, Inc. *                                       3             57
Tufco Technologies, Inc. *                                 16,615        105,505
VSE Corp.                                                  12,618        346,995
Westaff, Inc. *                                            73,731         83,316
                                                                    ------------
                                                                      23,992,990
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Aldila, Inc.                                               18,785        107,638
American Biltrite, Inc. *                                  18,550         83,475
American Greetings Corp., Class A (a)                      27,185        335,463
Beazer Homes USA, Inc. (a)                                  8,854         49,317
Blyth, Inc. (a)                                             5,279         63,506
CSS Industries, Inc. (a)                                   24,788        600,365
Culp, Inc. (a)*                                            54,440        382,169
Decorator Industries, Inc.                                    690          1,725
Flexsteel Industries, Inc.                                 21,910        246,487
LaCrosse Footwear, Inc.                                     1,158         16,942
Liz Claiborne, Inc. (a)                                   272,595      3,857,219
Movado Group, Inc. (a)                                     25,503        504,959
National Presto Industries, Inc. (a)                       13,830        887,609
P & F Industries, Inc., Class A *                          16,530         73,724
Q.E.P. Co., Inc. *                                          7,548         42,420
Rocky Brands, Inc. (a)*                                       930          4,492
Sport Supply Group, Inc.                                    6,745         69,271
UniFirst Corp. (a)                                         26,830      1,198,228
Weyco Group, Inc. (a)                                         407         10,798
                                                                    ------------
                                                                       8,535,807
CONSUMER SERVICES 2.4%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                      14,652        379,633
Bob Evans Farms, Inc. (a)                                 152,716      4,367,678
CBRL Group, Inc. (a)                                       95,354      2,337,126
Churchill Downs, Inc. (a)                                     109          3,801
Coinstar, Inc. (a)*                                       111,397      3,643,796
CPI Corp. (a)                                              22,863        428,224
Frisch's Restaurants, Inc.                                 26,420        613,737


                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
ILX Resorts, Inc.                                          18,450         48,708
Isle of Capri Casinos, Inc. (a)*                            6,303         30,191
J. Alexander's Corp. (a)                                   29,420        205,940
Red Lion Hotels Corp. (a)*                                 68,041        542,287
Silverleaf Resorts, Inc. (a)*                             146,100        328,725
Speedway Motorsports, Inc. (a)                             46,941        956,657
Star Buffet, Inc. (a)                                       7,383         33,076
                                                                    ------------
                                                                      13,919,579
DIVERSIFIED FINANCIALS 0.9%
--------------------------------------------------------------------------------
American Physicians Service Group, Inc.                    28,398        625,892
California First National Bancorp (a)                      35,001        336,010
Interactive Brokers Group, Inc., Class A *                133,906      4,302,400
MicroFinancial, Inc. (a)                                   14,610         54,203
Stifel Financial Corp. *                                        3            103
                                                                    ------------
                                                                       5,318,608
ENERGY 19.5%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc. (a)                         28,220        956,658
Alpha Natural Resources, Inc. *                                 4            417
Atlas America, Inc.                                        21,494        968,305
ATP Oil & Gas Corp. (a)*                                   49,011      1,934,464
Atwood Oceanics, Inc. (a)*                                 14,300      1,778,062
Berry Petroleum Co., Class A (a)                            3,120        183,706
Bill Barrett Corp. (a)*                                    32,691      1,942,172
Callon Petroleum Co. (a)*                                  45,013      1,231,556
Clayton Williams Energy, Inc. (a)*                          1,420        156,129
Complete Production Services, Inc. (a)*                   113,908      4,148,529
Comstock Resources, Inc. (a)*                             115,996      9,793,542
Contango Oil & Gas Co. (a)*                                 3,700        343,804
Dawson Geophysical Co. (a)*                                52,798      3,139,369
Dril-Quip, Inc. (a)*                                       10,328        650,664
Encore Acquisition Co. (a)*                                31,414      2,362,019
Energy Partners Ltd. (a)*                                  39,900        595,308
EXCO Resources, Inc. (a)*                                 105,300      3,886,623
Geokinetics, Inc. (a)*                                      2,770         50,165
Global Industries Ltd. (a)*                                92,641      1,661,053
Grey Wolf, Inc. (a)*                                      202,547      1,828,999
Gulf Island Fabrication, Inc. (a)                           1,910         93,456
GulfMark Offshore, Inc. (a)*                               79,101      4,602,096
Hornbeck Offshore Services, Inc. (a)*                      73,069      4,129,129
International Coal Group, Inc. (a)*                        17,912        233,752
ION Geophysical Corp. (a)*                                232,019      4,048,732
James River Coal Co. (a)*                                  13,313        781,340
Lufkin Industries, Inc. (a)                                21,200      1,765,536
Mariner Energy, Inc. (a)*                                 253,183      9,360,176
McMoRan Exploration Co. (a)*                              124,892      3,437,028
Oil States International, Inc. (a)*                       143,728      9,118,104
Parallel Petroleum Corp. (a)*                              55,800      1,123,254
Parker Drilling Co. (a)*                                      950          9,510
Penn Virginia Corp.                                       110,005      8,296,577
Petroleum Development Corp. (a)*                           17,428      1,158,788

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Pioneer Drilling Co. *                                     10,301        193,762
Rosetta Resources, Inc. (a)*                              170,923      4,871,305
Ship Finance International Ltd.                            43,580      1,286,917
Stone Energy Corp. (a)*                                    65,693      4,329,826
Swift Energy Co. (a)*                                     105,003      6,936,498
T-3 Energy Services, Inc. *                                23,771      1,889,081
Teton Energy Corp. *                                        1,849          9,227
TETRA Technologies, Inc. (a)*                              50,632      1,200,485
Trico Marine Services, Inc. (a)*                           60,144      2,190,444
TXCO Resources, Inc. (a)*                                  87,927      1,034,022
Union Drilling, Inc. (a)*                                  27,700        600,536
Venoco, Inc. (a)*                                          54,080      1,255,197
VeraSun Energy Corp. (a)*                                  68,888        284,507
Whiting Petroleum Corp. (a)*                               22,980      2,437,718
Willbros Group, Inc. (a)*                                  10,890        477,091
                                                                    ------------
                                                                     114,765,638
FOOD & STAPLES RETAILING 1.8%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A (a)                                262         33,206
Longs Drug Stores Corp. (a)                               166,653      7,017,758
Nash Finch Co. (a)                                         57,512      1,970,936
Village Super Market, Inc., Class A                        21,733        838,459
Weis Markets, Inc. (a)                                     19,859        644,822
                                                                    ------------
                                                                      10,505,181
FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc. (a)                                  64,375      2,123,731
Chiquita Brands International, Inc. (a)*                  146,640      2,224,529
Diamond Foods, Inc. (a)                                     1,329         30,620
Omega Protein Corp. (a)*                                   58,582        875,801
Seneca Foods Corp., Class B (a)*                              390          8,335
Tasty Baking Co. (a)                                       33,007        179,888
                                                                    ------------
                                                                       5,442,904
HEALTH CARE EQUIPMENT & SERVICES 5.4%
--------------------------------------------------------------------------------
Allied Healthcare Products, Inc. *                         59,933        407,544
American Dental Partners, Inc. (a)*                           450          5,342
American Shared Hospital Services *                        22,576         46,958
Analogic Corp. (a)                                              3            189
Atrion Corp. (a)                                            9,980        956,284
Cardiac Science Corp. (a)*                                109,630        898,966
CONMED Corp. (a)*                                          53,230      1,413,256
Cynosure, Inc., Class A (a)*                               22,960        455,067
Datascope Corp. (a)                                       112,801      5,301,647
Greatbatch, Inc. (a)*                                       2,340         40,482
Integra LifeSciences Holdings (a)*                         72,296      3,215,726
Invacare Corp. (a)                                        123,662      2,527,651
Inverness Medical Innovations, Inc. (a)*                   11,463        380,228
Kewaunee Scientific Corp.                                  16,981        183,904
Kindred Healthcare, Inc. (a)*                             141,673      4,074,515
MedCath Corp. (a)*                                         56,525      1,016,319
MTS Medication Technologies *                               4,380         33,638
National Dentex Corp. *                                    21,929        277,183
National Healthcare Corp. (a)                              43,179      1,978,894
Orthofix International N.V. (a)*                           69,187      2,002,964

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Osteotech, Inc. (a)*                                        1,353          7,699
Skilled Healthcare Group, Inc., Class A (a)*              111,911      1,501,846
SonoSite, Inc. (a)*                                        15,603        437,040
Span-America Medical Systems, Inc.                         21,670        242,704
SRI/Surgical Express, Inc. *                                3,202         11,607
Theragenics Corp. (a)*                                    141,295        512,901
Zoll Medical Corp. (a)*                                   117,088      3,942,353
                                                                    ------------
                                                                      31,872,907
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
Cascade International, Inc. (a)(b)(c)(d)*                  37,660             --
Elizabeth Arden, Inc. (a)*                                  2,969         45,069
Inter Parfums, Inc. (a)                                    57,485        862,275
Natural Alternative International, Inc. *                  34,822        278,228
Nutraceutical International Corp. (a)*                     22,113        265,356
Oil-Dri Corp. of America                                   26,649        478,350
Physicians Formula Holdings, Inc. (a)*                     36,680        342,958
Schiff Nutrition International, Inc. (a)                  128,840        721,504
                                                                    ------------
                                                                       2,993,740
INSURANCE 2.6%
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co. (a)           244,105      1,989,456
American Safety Insurance Holdings Ltd. (a)*               43,011        618,498
Delphi Financial Group, Inc., Class A (a)                  13,923        322,178
Horace Mann Educators Corp. (a)                           312,025      4,374,590
Kansas City Life Insurance Co. (a)                         37,181      1,552,307
National Western Life Insurance Co., Class A (a)           20,794      4,543,489
PMA Capital Corp., Class A (a)*                            11,300        104,073
Presidential Life Corp. (a)                                74,135      1,143,162
The National Security Group, Inc.                           1,000         15,785
Unico American Corp. *                                     43,565        392,085
Universal Insurance Holdings, Inc.                        157,800        558,612
                                                                    ------------
                                                                      15,614,235
MATERIALS 10.8%
--------------------------------------------------------------------------------
A. Schulman, Inc. (a)                                     229,173      5,277,854
A.M. Castle & Co. (a)                                      59,737      1,709,076
American Pacific Corp. (a)*                                14,245        245,584
Apex Silver Mines Ltd. (a)*                               149,421        733,657
Arch Chemicals, Inc. (a)                                   72,304      2,396,878
Century Aluminum Co. (a)*                                  29,628      1,969,966
Chemtura Corp. (a)                                        113,051        660,218
Continental Materials Corp. (a)*                            6,350        143,256
Ferro Corp. (a)                                           161,754      3,034,505
Friedman Industries, Inc.                                  23,084        184,672
H.B. Fuller Co. (a)                                        62,830      1,409,905
Hercules, Inc. (a)                                         88,929      1,505,568
Innophos Holdings, Inc. (a)                                95,600      3,054,420
Innospec, Inc. (a)                                         60,986      1,147,757

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Kaiser Aluminum Corp.                                      66,610      3,565,633
Kronos Worldwide, Inc. (a)                                    630          9,696
Minerals Technologies, Inc. (a)                            79,509      5,055,977
Olin Corp. (a)                                             92,220      2,414,320
Olympic Steel, Inc. (a)                                    39,980      3,035,282
OM Group, Inc. (a)*                                       126,012      4,131,933
Penford Corp.                                              14,011        208,484
PolyOne Corp. (a)*                                        270,228      1,883,489
Rock of Ages Corp. *                                        4,160         13,770
Rockwood Holdings, Inc. (a)*                               21,133        735,428
Schweitzer-Mauduit International, Inc. (a)                 63,020      1,061,887
Stepan Co. (a)                                             37,660      1,718,049
Stillwater Mining Co. (a)*                                 62,628        740,889
Synalloy Corp.                                                510          7,864
Terra Industries, Inc. (a)                                233,191     11,507,976
The Scotts Miracle-Gro Co., Class A (a)                    13,646        239,760
Universal Stainless & Alloy Products, Inc. (a)*               562         20,816
Worthington Industries, Inc. (a)                          190,934      3,914,147
                                                                    ------------
                                                                      63,738,716
MEDIA 0.2%
--------------------------------------------------------------------------------
Alloy, Inc. (a)*                                           60,818        439,714
Cinemark Holdings, Inc. (a)                                   470          6,138
LodgeNet Interactive Corp. (a)*                            74,225        364,445
Mediacom Communications Corp., Class A (a)*                 5,599         29,899
New Frontier Media, Inc.                                   15,740         61,543
                                                                    ------------
                                                                         901,739
PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
--------------------------------------------------------------------------------
Affymetrix, Inc. (a)*                                     304,200      3,130,218
Albany Molecular Research, Inc. (a)*                        9,875        131,041
Bioanalytical Systems, Inc. (a)*                              580          2,958
Cambrex Corp. (a)*                                          2,670         15,673
Harvard Bioscience, Inc. (a)*                             111,880        520,242
Medicis Pharmaceutical Corp., Class A (a)                   4,768         99,079
Noven Pharmaceuticals, Inc. (a)*                              890          9,514
PAREXEL International Corp. (a)*                            3,741         98,426
Pharmanet Development Group, Inc. (a)*                      6,313         99,556
Varian, Inc. (a)*                                          46,949      2,397,216
                                                                    ------------
                                                                       6,503,923
REAL ESTATE 1.3%
--------------------------------------------------------------------------------
AmREIT, Inc., Class A (a)                                   4,211         30,109
Ashford Hospitality Trust (a)                              91,643        423,391
Cedar Shopping Centers, Inc. (a)                           72,909        854,494
Extra Space Storage, Inc. (a)                                 540          8,294
Hersha Hospitality Trust (a)                              200,313      1,512,363
J.W. Mays, Inc. *                                          15,550        287,675
Medical Properties Trust, Inc. (a)                        248,860      2,518,463
MHI Hospitality Corp. (a)                                     510          2,560
Mission West Properties, Inc. (a)                          83,359        913,615

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Monmouth Real Estate Investment Corp., Class A             19,141        122,502
One Liberty Properties, Inc.                               38,130        621,900
Ramco-Gershenson Properties Trust (a)                       8,722        179,150
Reis, Inc. *                                                1,113          6,110
Supertel Hospitality, Inc. (a)                             30,349        150,531
                                                                    ------------
                                                                       7,631,157
RETAILING 2.0%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                     128,024        825,755
A.C. Moore Arts & Crafts, Inc. (a)*                         8,766         61,800
AMCON Distributing Co.                                      2,400         70,440
Big Lots, Inc. (a)*                                        20,580        642,919
Books-A-Million, Inc. (a)                                     806          6,174
Build-A-Bear Workshop, Inc. (a)*                           67,593        491,401
Coast Distribution System, Inc.                            14,047         42,843
Conn's, Inc. (a)*                                          13,400        215,338
Duckwall-ALCO Stores, Inc. *                                1,568         14,425
Educational Development Corp.                               2,503         13,316
Franklin Covey Co. *                                      119,148      1,034,205
Hastings Entertainment, Inc. *                             78,370        627,744
Haverty Furniture Cos., Inc. (a)                           10,270        103,111
Jo-Ann Stores, Inc. (a)*                                   85,670      1,972,980
Jos. A. Bank Clothiers, Inc. (a)*                          46,317      1,238,980
Lithia Motors, Inc., Class A (a)                           26,170        128,756
Monro Muffler Brake, Inc. (a)                              25,823        399,998
Mothers Work, Inc. (a)*                                    14,790        148,935
New York & Co, Inc. *                                      29,690        271,070
REX Stores Corp. (a)*                                      51,869        599,087
Sport Chalet, Inc., Class B *                               2,685         12,821
Stage Stores, Inc. (a)                                    152,113      1,775,159
Stein Mart, Inc. (a)                                        6,468         29,171
Systemax, Inc. (a)                                         42,118        743,383
The Aristotle Corp. (a)*                                      430          3,208
The Bon-Ton Stores, Inc. (a)                               13,400         69,948
The Children's Place Retail Stores, Inc. (a)*               1,580         57,038
                                                                    ------------
                                                                      11,600,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.7%
--------------------------------------------------------------------------------
Actel Corp. (a)*                                           83,342      1,404,313
Aetrium, Inc. (a)*                                          2,020          6,020
Catalyst Semiconductor, Inc. *                              3,326         14,435
CEVA, Inc. (a)*                                            95,354        759,971
Cirrus Logic, Inc. (a)*                                    35,299        196,262
Eagle Test Systems, Inc. (a)*                               4,408         49,370
FEI Co. (a)*                                              131,912      3,004,955
Integrated Device Technology, Inc. (a)*                    27,850        276,829
Integrated Silicon Solutions, Inc. (a)*                    94,937        527,850
IXYS Corp. *                                               47,758        570,230
OmniVision Technologies, Inc. (a)*                         70,057        846,989
Pericom Semiconductor Corp. (a)*                          128,354      1,904,773
Photronics, Inc. (a)*                                       1,064          7,490
PLX Technology, Inc. (a)*                                     620          4,731

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
PMC - Sierra, Inc. (a)*                                   617,897      4,726,912
Semitool, Inc. (a)*                                        13,992        105,080
Skyworks Solutions, Inc. (a)*                             886,572      8,750,466
Standard Microsystems Corp. (a)*                          143,265      3,889,645
TriQuint Semiconductor, Inc. (a)*                         483,327      2,928,962
Ultratech, Inc. *                                          91,720      1,423,494
Veeco Instruments, Inc. (a)*                              143,500      2,307,480
                                                                    ------------
                                                                      33,706,257
SOFTWARE & SERVICES 12.2%
--------------------------------------------------------------------------------
Adept Technology, Inc. *                                      520          5,080
AsiaInfo Holdings, Inc. (a)*                                4,014         47,445
Astea International, Inc. *                                17,870         65,404
Bottomline Technologies, Inc. (a)*                          6,977         67,886
CIBER, Inc. (a)*                                          272,306      1,691,020
CMGI, Inc. (a)*                                            10,861        115,127
Computer Task Group, Inc. *                                68,846        352,492
CSG Systems International, Inc. (a)*                        3,993         44,003
CSP, Inc. (a)*                                             19,112        113,716
EarthLink, Inc. (a)*                                      484,492      4,190,856
Edgewater Technology, Inc. (a)*                            71,500        343,915
Fair Isaac Corp. (a)                                       15,650        325,050
GSI Commerce, Inc. (a)*                                    91,100      1,241,693
Hackett Group, Inc. (a)*                                   31,964        183,473
Interwoven, Inc. (a)*                                     172,608      2,073,022
JDA Software Group, Inc. (a)*                             136,075      2,462,957
Lawson Software, Inc. *                                   553,543      4,024,258
Magma Design Automation, Inc. *                            13,630         82,734
MAXIMUS, Inc.                                              79,096      2,754,123
Mentor Graphics Corp. (a)*                                400,600      6,329,480
Ness Technologies, Inc. (a)*                               88,641        897,047
NetScout Systems, Inc. (a)*                                95,954      1,024,789
Online Resources Corp. (a)*                                 3,810         31,813
OPNET Technologies, Inc. (a)*                                 705          6,345
Perot Systems Corp., Class A (a)*                         686,770     10,308,418
Pervasive Software, Inc. *                                 19,310         82,454
Phoenix Technologies Ltd. (a)*                                220          2,420
QAD, Inc. (a)                                              48,331        327,201
Radiant Systems, Inc. (a)*                                 27,246        292,350
S1 Corp. (a)*                                              82,505        624,563
Sapient Corp. (a)*                                        190,995      1,226,188
Soapstone Networks, Inc. (a)*                                   8             31
Solera Holdings, Inc. *                                   108,967      3,014,027
SonicWALL, Inc. (a)*                                        4,039         26,052
SPSS, Inc. (a)*                                           123,837      4,503,952
SumTotal Systems, Inc. (a)*                                32,988        154,384
Switch & Data Facilities Co. (a)*                               2             34
Sybase, Inc. (a)*                                         329,187      9,684,682
TechTeam Global, Inc. *                                    53,045        567,051
TeleCommunication Systems, Inc., Class A *                 11,480         53,152
TIBCO Software, Inc. (a)*                                   8,870         67,855
TNS, Inc. (a)*                                            117,142      2,806,722
TSR, Inc.                                                  45,300        173,499
Unisys Corp. (a)*                                         545,513      2,154,776
United Online, Inc. (a)                                   496,585      4,980,748
Vignette Corp. *                                           71,295        855,540
Wayside Technology Group, Inc.                                840          6,569
Websense, Inc. (a)*                                        22,091        372,012

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Website Pros, Inc. *                                        1,130          9,413
Wind River Systems, Inc. (a)*                              97,152      1,057,985
                                                                    ------------
                                                                      71,825,806
TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
--------------------------------------------------------------------------------
Astro-Med, Inc. (a)                                        25,734        238,040
BigBand Networks (a)*                                      21,502        101,704
Black Box Corp. (a)                                       132,280      3,596,693
Bonso Electronic International, Inc. *                     14,355         29,858
Coherent, Inc. *                                          109,851      3,283,446
Communications Systems, Inc. (a)                           57,540        618,555
CPI International, Inc. (a)*                                  890         10,947
CTS Corp. (a)                                             145,136      1,458,617
Data I/O Corp. (a)*                                         5,966         34,305
Digi International, Inc. (a)*                              88,873        697,653
Electro Scientific Industries, Inc. (a)*                   68,401        969,242
EMS Technologies, Inc. (a)*                                39,411        860,736
Emulex Corp. (a)*                                         391,190      4,557,363
Gerber Scientific, Inc. (a)*                               86,495        984,313
Globecomm Systems, Inc. (a)*                                3,311         27,349
Imation Corp. (a)                                         144,454      3,310,886
Insight Enterprises, Inc. (a)*                            246,729      2,894,131
IntriCon Corp. *                                           17,880        150,192
Keithley Instruments, Inc. (a)                                385          3,658
Measurement Specialties, Inc. (a)*                         64,900      1,141,591
Mercury Computer Systems, Inc. (a)*                         5,124         38,584
Mesa Laboratories, Inc.                                     1,640         39,360
Methode Electronics, Inc. (a)                              64,718        676,303
MTS Systems Corp. (a)                                      24,920        894,130
Network Equipment Technologies, Inc. (a)*                  58,066        206,134
O.I. Corp.                                                 15,900        184,281
Oplink Communications, Inc. (a)*                           85,630        822,048
OSI Systems, Inc. (a)*                                     68,578      1,468,941
Perceptron, Inc. (a)*                                      30,655        268,231
Schmitt Industries, Inc. *                                  8,703         52,218
SeaChange International, Inc. (a)*                          7,733         55,368
Spectrum Control, Inc. *                                   27,674        226,927
Sutron Corp. *                                                800          5,992
Technitrol, Inc. (a)                                       15,152        257,432
Tekelec (a)*                                              213,459      3,139,982
TESSCO Technologies, Inc. *                                12,042        164,735
Tollgrade Communications, Inc. (a)*                        10,442         46,885
Vicon Industries, Inc. (a)*                                33,740        176,460
Zones, Inc. *                                               6,970         54,575
Zygo Corp. (a)*                                            83,273        818,574
                                                                    ------------
                                                                      34,566,439
TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
D&E Communications, Inc. (a)                               53,724        477,606
Gilat Satellite Networks Ltd. (a)*                         24,076        261,706
HickoryTech Corp.                                           2,830         23,404
Hungarian Telephone & Cable Corp. (a)*                      6,900        125,856
iPCS, Inc. *                                               77,754      2,303,851

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Premiere Global Services, Inc. (a)*                        68,048        992,140
SureWest Communications (a)                                14,660        123,584
USA Mobility, Inc. (a)*                                    36,287        273,967
                                                                    ------------
                                                                       4,582,114
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
Air T., Inc.                                                1,550         15,578
B & H Ocean Carriers Ltd. *                                17,030        183,924
Dynamex, Inc. (a)*                                         53,552      1,435,729
Genco Shipping & Trading Ltd. (a)                          91,950      5,995,140
International Shipholding Corp. (a)*                       12,810        300,267
Pacer International, Inc. (a)                             159,500      3,430,845
Park-Ohio Holdings Corp. (a)*                               7,090        104,648
Werner Enterprises, Inc. (a)                                4,040         75,063
                                                                    ------------
                                                                      11,541,194
UTILITIES 3.3%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A (a)                      14,445        265,644
Central Vermont Public Service Corp. (a)                      400          7,748
CH Energy Group, Inc. (a)                                 140,455      4,995,984
Delta Natural Gas Co., Inc.                                 7,716        201,542
El Paso Electric Co. (a)*                                 153,387      3,037,063
Energy West, Inc. (a)                                       6,490         70,027
Florida Public Utilities Co.                                6,490         77,231
Maine & Maritimes Corp. *                                   7,077        300,065
NorthWestern Corp. (a)                                    168,224      4,276,254
Pennichuck Corp.                                            2,440         56,486
Portland General Electric Co. (a)                          22,221        500,417
RGC Resources, Inc. (a)                                     3,210         90,987
UIL Holdings Corp. (a)                                     16,390        482,030
Unisource Energy Corp. (a)                                160,033      4,962,623
Unitil Corp.                                                  300          8,133
WGL Holdings, Inc. (a)                                      3,580        124,369
                                                                    ------------
                                                                      19,456,603
                                                                    ------------
TOTAL COMMON STOCK
   (COST $547,305,722)                                               591,022,099
                                                                    ------------
FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Aircastle Ltd. (a)                                        113,420        953,862

TELECOMMUNICATION SERVICES 0.0%
Global Crossing Ltd. (a)*                                  16,006        286,148
                                                                    ------------
                                                                       1,241,005
CAYMAN ISLANDS 0.0%
--------------------------------------------------------------------------------
Smart Modular Technologies (WWH), Inc. (a)*                 2,070          7,933
                                                                    ------------
TOTAL FOREIGN COMMON STOCK
   (COST $1,428,708)                                                   1,248,938
                                                                    ------------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.0% OF NET ASSETS

REPURCHASE AGREEMENT 0.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $151,008 (fully collateralized by Federal
   Home Loan Mortgage Corp. with a value of
   $155,775).                                             151,000        151,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $151,000)                                                       151,000
                                                                    ------------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
   9.0% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                           53,142,555     53,142,555

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 06/30/08, the tax basis cost of the fund's investments was $549,393,934 and the unrealized appreciation and depreciation were $97,870,102 and ($54,841,999), respectively, with a net unrealized appreciation of $43,028,103.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b)  Fair-valued by management.

(c)  Bankrupt security/delisted.

(d) Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
Valuation Inputs                                                IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $        645,413,592*
Level 2 - Other Significant Observable Inputs                            151,000
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $        645,564,592

*    Includes collateral invested for securities on loan of $53,142,555.

LAUDUS TRUST
LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
  94.0%  COMMON STOCK                                171,098,750    171,672,698
   2.2%  FOREIGN COMMON STOCK                          4,010,707      4,028,279
   4.4%  SHORT-TERM INVESTMENT                         8,053,926      8,053,926
--------------------------------------------------------------------------------
 100.6%  TOTAL INVESTMENTS                           183,163,383    183,754,903
(78.5)%  SHORT SALES                                (163,469,067)  (143,500,968)
  76.0%  DEPOSITS WITH BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                       138,957,691    138,957,691
   1.9%  OTHER ASSETS AND
         LIABILITIES                                                  3,548,087
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 182,759,713

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK (A) 94.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
Exide Technologies *                                       10,600        177,656
TRW Automotive Holdings Corp. *                            25,350        468,214
                                                                    ------------
                                                                         645,870
BANKS 2.2%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                      1,380         22,252
Ameriana Bancorp                                              200          1,900
American National Bankshares, Inc.                            470          8,549
BB&T Corp.                                                 58,910      1,341,381
CCF Holding Co.                                               100            280
Codorus Valley Bancorp, Inc.                                2,432         33,124
Community Bank Shares of Indiana, Inc.                        400          6,064
Community Bankshares, Inc.                                  1,380         26,703
First Federal Bankshares, Inc.                              1,306          8,058
First Niles Financial, Inc.                                    99          1,015
Guaranty Federal Bancshares, Inc.                             258          5,224
Huntington Bancshares, Inc.                                44,600        257,342
New Hampshire Thrift Bancshares, Inc.                       2,071         21,435
Provident Community Bancshares, Inc.                          940          9,165
Regions Financial Corp.                                    75,400        822,614
Summit Financial Group, Inc.                                3,116         38,950
SunTrust Banks, Inc.                                       37,100      1,343,762

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
VIST Financial Corp.                                          749         10,037
                                                                    ------------
                                                                       3,957,855
CAPITAL GOODS 6.9%
--------------------------------------------------------------------------------
Albany International Corp., Class A                           400         11,600
Alliant Techsystems, Inc. *                                 2,190        222,679
Armstrong World Industries, Inc.                           10,638        310,842
Crane Co.                                                  20,118        775,147
Cummins, Inc.                                               8,660        567,403
Deere & Co.                                                45,100      3,253,063
Ducommun, Inc. *                                            5,410        124,214
EnPro Industries, Inc. *                                   14,900        556,366
Esterline Technologies Corp. *                              4,050        199,503
Jacobs Engineering Group, Inc. *                           19,020      1,534,914
Lockheed Martin Corp.                                         190         18,745
MasTec, Inc. *                                             27,725        295,549
Mueller Industries, Inc.                                    5,300        170,660
Regal-Beloit Corp.                                         15,820        668,395
SPX Corp.                                                  12,930      1,703,269
Terex Corp. *                                               2,800        143,836
The Manitowoc Co., Inc.                                    14,492        471,425
The Timken Co.                                             16,380        539,557
W.W. Grainger, Inc.                                        12,154        994,197
                                                                    ------------
                                                                      12,561,364
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             2,570         32,433
Deluxe Corp.                                                2,316         41,271
G & K Services, Inc., Class A                               1,120         34,115
Industrial Services of America, Inc.                        1,379         21,968
Kelly Services, Inc., Class A                              19,274        372,566
R.R. Donnelley & Sons Co.                                  18,030        535,311
                                                                    ------------
                                                                       1,037,664
CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Callaway Golf Co.                                          27,960        330,767
Carter's, Inc. *                                            3,900         53,898
Liz Claiborne, Inc.                                        12,800        181,120
NIKE, Inc., Class B                                         1,140         67,955
Quiksilver, Inc. *                                         18,100        177,742
Skechers U.S.A., Inc., Class A *                            3,200         63,232
                                                                    ------------
                                                                         874,714
CONSUMER SERVICES 1.1%
--------------------------------------------------------------------------------
Canterbury Park Holding Corp.                               1,700         15,470
CBRL Group, Inc.                                            6,720        164,707
CEC Entertainment, Inc. *                                   3,300         92,433
Coinstar, Inc. *                                            4,100        134,111
Darden Restaurants, Inc.                                    4,820        153,951
International Speedway Corp., Class A                         401         15,651
McDonald's Corp.                                           12,900        725,238
YUM! Brands, Inc.                                          18,908        663,482
                                                                    ------------
                                                                       1,965,043
DIVERSIFIED FINANCIALS 0.7%
--------------------------------------------------------------------------------
BlackRock, Inc.                                             6,500      1,150,500

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Interactive Brokers Group, Inc., Class A *                  5,378        172,795
Paulson Capital Corp. *                                     2,899         12,698
                                                                    ------------
                                                                       1,335,993
ENERGY 16.4%
--------------------------------------------------------------------------------
ATP Oil & Gas Corp. *                                       3,800        149,986
Bill Barrett Corp. *                                        1,970        117,038
Callon Petroleum Co. *                                      3,300         90,288
Chevron Corp.                                               2,920        289,460
Cimarex Energy Co.                                          9,300        647,931
Comstock Resources, Inc. *                                  5,249        443,173
ConocoPhillips                                             86,800      8,193,052
Diamond Offshore Drilling, Inc.                               720        100,181
Energy Partners Ltd. *                                      4,400         65,648
ENSCO International, Inc.                                  28,971      2,339,119
Forest Oil Corp. *                                          7,830        583,335
Foundation Coal Holdings, Inc.                              5,700        504,906
GulfMark Offshore, Inc. *                                   9,200        535,256
Helix Energy Solutions Group, Inc. *                        5,160        214,862
Helmerich & Payne, Inc.                                    10,865        782,497
International Coal Group, Inc. *                           14,090        183,874
James River Coal Co. *                                      3,800        223,022
Mariner Energy, Inc. *                                     61,570      2,276,243
Massey Energy Co.                                          18,280      1,713,750
McMoRan Exploration Co. *                                   6,300        173,376
Oil States International, Inc. *                           19,490      1,236,446
Parallel Petroleum Corp. *                                  6,200        124,806
Penn Virginia Corp.                                        29,200      2,202,264
Pride International, Inc. *                                30,370      1,436,197
Rosetta Resources, Inc. *                                   7,200        205,200
Rowan Cos., Inc.                                            4,000        187,000
St. Mary Land & Exploration Co.                             7,800        504,192
Stone Energy Corp. *                                        3,700        243,867
Swift Energy Co. *                                          4,000        264,240
Tidewater, Inc.                                            30,700      1,996,421
Trico Marine Services, Inc. *                               8,579        312,447
Unit Corp. *                                                5,700        472,929
Venoco, Inc. *                                              2,300         53,383
W&T Offshore, Inc.                                          3,900        228,189
Willbros Group, Inc. *                                     20,630        903,800
                                                                    ------------
                                                                      29,998,378
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
CVS Caremark Corp.                                         77,395      3,062,520
Longs Drug Stores Corp.                                    18,610        783,667
                                                                    ------------
                                                                       3,846,187
FOOD, BEVERAGE & TOBACCO 4.7%
--------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                      10,106        333,397
Campbell Soup Co.                                          25,690        859,587
Constellation Brands, Inc.,
   Class A *                                               22,517        447,188
Molson Coors Brewing Co.,
   Class B                                                  3,400        184,722
Sara Lee Corp.                                             80,600        987,350
The Coca-Cola Co.                                         111,100      5,774,978
                                                                    ------------
                                                                       8,587,222

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
HEALTH CARE EQUIPMENT & SERVICES 1.4%
--------------------------------------------------------------------------------
Centene Corp. *                                             3,070         51,545
CONMED Corp. *                                              6,267        166,389
ev3, Inc. *                                                 7,500         71,100
Express Scripts, Inc. *                                     3,100        194,432
Hologic, Inc. *                                            26,155        570,179
Inverness Medical Innovations, Inc. *                       9,600        318,432
Kindred Healthcare, Inc. *                                 21,000        603,960
Kinetic Concepts, Inc. *                                    4,330        172,810
Orthofix International N.V. *                               2,600         75,270
Skilled Healthcare Group, Inc., Class A *                  12,584        168,877
SonoSite, Inc. *                                            2,600         72,826
STERIS Corp.                                                1,417         40,753
The Cooper Cos., Inc.                                       1,910         70,957
                                                                    ------------
                                                                       2,577,530
HOUSEHOLD & PERSONAL PRODUCTS 1.6%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        46,715      1,682,674
Colgate-Palmolive Co.                                       9,200        635,720
Inter Parfums, Inc.                                         2,100         31,500
The Estee Lauder Cos., Inc., Class A                       12,200        566,690
                                                                    ------------
                                                                       2,916,584
INSURANCE 4.3%
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                 8,800         71,720
American Financial Group, Inc.                             10,700        286,225
Aon Corp.                                                   1,800         82,692
Assurant, Inc.                                             12,520        825,819
CNA Financial Corp.                                         7,900        198,685
Everest Re Group Ltd.                                       7,300        581,883
MetLife, Inc.                                               4,740        250,130
National Financial Partners Corp.                             810         16,054
Presidential Life Corp.                                    15,343        236,589
Principal Financial Group, Inc.                            12,280        515,392
Prudential Financial, Inc.                                 44,200      2,640,508
RenaissanceRe Holdings Ltd.                                29,400      1,313,298
Universal Insurance Holdings, Inc.                         24,244         85,824
Unum Group                                                 39,800        813,910
                                                                    ------------
                                                                       7,918,729
MATERIALS 5.2%
--------------------------------------------------------------------------------
A.M. Castle & Co.                                           2,300         65,803
AK Steel Holding Corp.                                     21,357      1,473,633
Arch Chemicals, Inc.                                        3,700        122,655
Ashland, Inc.                                               7,169        345,545
Cabot Corp.                                                 6,680        162,391
CF Industries Holdings, Inc.                                8,050      1,230,040
Chemtura Corp.                                             30,900        180,456
Continental Materials Corp. *                                 700         15,792
Cytec Industries, Inc.                                      5,400        294,624
Domtar Corp. *                                             13,504         73,597
Eastman Chemical Co.                                        8,900        612,854
Ferro Corp.                                                 6,600        123,816
FMC Corp.                                                  30,884      2,391,657
Hercules, Inc.                                                260          4,402

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Innophos Holdings, Inc.                                     3,300        105,435
Innospec, Inc.                                             20,800        391,456
International Paper Co.                                    46,700      1,088,110
Kaiser Aluminum Corp.                                       2,300        123,119
Kronos Worldwide, Inc.                                        400          6,156
Minerals Technologies, Inc.                                 2,700        171,693
Nalco Holding Co.                                           1,500         31,725
Olin Corp.                                                 10,100        264,418
OM Group, Inc. *                                            4,500        147,555
Steel Dynamics, Inc.                                          760         29,693
                                                                    ------------
                                                                       9,456,625
MEDIA 3.4%
--------------------------------------------------------------------------------
DISH Network Corp., Class A *                              32,163        941,733
Gannett Co., Inc.                                           7,850        170,110
Knology, Inc. *                                             2,270         24,947
Mediacom Communications Corp., Class A *                    7,500         40,050
News Corp., Class A                                        14,880        223,795
Time Warner, Inc.                                         326,100      4,826,280
                                                                    ------------
                                                                       6,226,915
PHARMACEUTICALS & BIOTECHNOLOGY 9.1%
--------------------------------------------------------------------------------
Affymetrix, Inc. *                                         10,400        107,016
Albany Molecular Research, Inc.*                            3,400         45,118
Bristol-Myers Squibb Co.                                  186,100      3,820,633
Gilead Sciences, Inc. *                                    37,000      1,959,150
ImClone Systems, Inc. *                                       240          9,710
Invitrogen Corp. *                                         40,012      1,570,871
King Pharmaceuticals, Inc. *                               13,970        146,266
Medarex, Inc. *                                             2,860         18,905
Par Pharmaceutical Cos, Inc. *                              3,985         64,677
PerkinElmer, Inc.                                          59,020      1,643,707
Pfizer, Inc.                                              408,900      7,143,483
Waters Corp. *                                              2,770        178,665
                                                                    ------------
                                                                      16,708,201
REAL ESTATE 0.6%
--------------------------------------------------------------------------------
Ashford Hospitality Trust                                  15,480         71,518
CBL & Associates Properties, Inc.                           8,800        200,992
Cedar Shopping Centers, Inc.                                6,900         80,868
Douglas Emmett, Inc.                                       18,735        411,608
HRPT Properties Trust                                      30,000        203,100
J.W. Mays, Inc. *                                           1,880         34,780
Pennsylvania Real Estate Investment Trust                   4,800        111,072
Supertel Hospitality, Inc.                                 16,100         79,856
The Intergroup Corp. *                                          4             63
                                                                    ------------
                                                                       1,193,857
RETAILING 2.8%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         31,000      2,273,230
Collective Brands, Inc. *                                     490          5,699
Expedia, Inc. *                                            21,691        398,681
IAC/InterActiveCorp. *                                     88,901      1,714,011
Jo-Ann Stores, Inc. *                                      18,600        428,358
Jos. A. Bank Clothiers, Inc. *                              2,540         67,945
New York & Co, Inc. *                                       3,500         31,955

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
The Children's Place Retail Stores, Inc. *                  3,400        122,740
                                                                    ------------
                                                                       5,042,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.4%
--------------------------------------------------------------------------------
Actel Corp. *                                               3,869         65,193
Advanced Micro Devices, Inc. *                             69,500        405,185
Analog Devices, Inc.                                        6,600        209,682
Atmel Corp. *                                              39,690        138,121
ATMI, Inc. *                                                4,430        123,685
Fairchild Semiconductor International, Inc. *              17,500        205,275
Integrated Device Technology, Inc. *                       89,451        889,143
Intersil Corp., Class A                                    38,479        935,809
LSI Corp. *                                                76,000        466,640
Micron Technology, Inc. *                                  61,708        370,248
MKS Instruments, Inc. *                                     6,700        146,730
National Semiconductor Corp.                               24,003        493,022
OmniVision Technologies, Inc. *                            40,070        484,446
PMC - Sierra, Inc. *                                       28,200        215,730
Skyworks Solutions, Inc. *                                128,308      1,266,400
Standard Microsystems Corp. *                              18,500        502,275
Teradyne, Inc. *                                           21,900        242,433
TriQuint Semiconductor, Inc. *                             82,848        502,059
Veeco Instruments, Inc. *                                  19,700        316,776
                                                                    ------------
                                                                       7,978,852
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. *                             64,998        656,480
CMGI, Inc. *                                                7,500         79,500
Computer Sciences Corp. *                                  43,281      2,027,282
Convergys Corp. *                                          23,960        356,046
EarthLink, Inc. *                                          16,200        140,130
GSI Commerce, Inc. *                                        3,300         44,979
Hewitt Associates, Inc., Class A *                         10,800        413,964
Interwoven, Inc. *                                         29,361        352,626
Intuit, Inc. *                                             36,056        994,064
Lawson Software, Inc. *                                   105,403        766,280
MAXIMUS, Inc.                                              16,070        559,557
Mentor Graphics Corp. *                                    58,320        921,456
Novell, Inc. *                                             43,900        258,571
Oracle Corp. *                                             10,200        214,200
Solera Holdings, Inc. *                                     3,490         96,533
Unisys Corp. *                                             29,200        115,340
United Online, Inc.                                        57,106        572,773
VeriSign, Inc. *                                           24,400        922,320
Websense, Inc. *                                            3,220         54,225
Wind River Systems, Inc. *                                 11,200        121,968
                                                                    ------------
                                                                       9,668,294
TECHNOLOGY HARDWARE & EQUIPMENT 9.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                             15,205        224,578
Apple, Inc. *                                              36,900      6,178,536
Avocent Corp. *                                               150          2,790
AVX Corp.                                                     200          2,262
Black Box Corp.                                            13,172        358,147
Brocade Communications Systems, Inc. *                      3,780         31,147

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Coherent, Inc. *                                            4,600        137,494
Corning, Inc.                                               5,800        133,690
Emulex Corp. *                                             63,230        736,630
Flextronics International Ltd. *                           91,900        863,860
Harris Corp.                                               14,900        752,301
Hewlett-Packard Co.                                        72,165      3,190,415
Imation Corp.                                               4,900        112,308
International Business Machines Corp.                       7,600        900,828
Itron, Inc. *                                               5,340        525,189
MTS Systems Corp.                                           2,640         94,723
QLogic Corp. *                                                404          5,894
Tekelec *                                                  13,058        192,083
ViaSat, Inc. *                                              3,800         76,798
Vishay Intertechnology, Inc. *                            122,400      1,085,688
Western Digital Corp. *                                    24,600        849,438
                                                                    ------------
                                                                      16,454,799
TELECOMMUNICATION SERVICES 5.5%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                           52,090      1,853,883
iPCS, Inc. *                                                2,700         80,001
Verizon Communications, Inc.                              227,800      8,064,120
                                                                    ------------
                                                                       9,998,004
TRANSPORTATION 1.0%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                              26,745      1,466,696
Genco Shipping & Trading Ltd.                               3,570        232,764
Macquarie Infrastructure Co., LLC                           1,000         25,290
Pacer International, Inc.                                   5,200        111,852
YRC Worldwide, Inc. *                                       1,434         21,323
                                                                    ------------
                                                                       1,857,925
UTILITIES 4.8%
--------------------------------------------------------------------------------
ALLETE, Inc.                                                2,186         91,812
Alliant Energy Corp.                                       10,780        369,323
CH Energy Group, Inc.                                       2,200         78,254
CMS Energy Corp.                                           28,200        420,180
DTE Energy Co.                                             18,200        772,408
El Paso Electric Co. *                                      6,800        134,640
MDU Resources Group, Inc.                                  79,868      2,784,199
NorthWestern Corp.                                         10,920        277,586
ONEOK, Inc.                                                11,600        566,428
Pepco Holdings, Inc.                                       21,600        554,040
PG&E Corp.                                                 38,100      1,512,189
Reliant Energy, Inc. *                                     37,700        801,879
Sierra Pacific Resources                                   29,200        371,132
UIL Holdings Corp.                                          4,400        129,404
                                                                    ------------
                                                                       8,863,474
                                                                    ------------
TOTAL COMMON STOCK
(COST $171,098,750)                                                  171,672,698
                                                                    ------------
FOREIGN COMMON STOCK 2.2% OF NET ASSETS

BERMUDA 2.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Aircastle Ltd.                                             17,823        149,891

HEALTH CARE EQUIPMENT & SERVICES 0.4%
Covidien Ltd.                                              17,100        818,919

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE & SERVICES 0.9%
Accenture Ltd., Class A                                    39,000      1,588,080
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
Tyco Electronics Ltd.                                      40,300      1,443,546
TELECOMMUNICATION SERVICES 0.0%
Global Crossing Ltd. *                                      1,552         27,843
                                                                    ------------
TOTAL FOREIGN COMMON STOCK
(COST $4,010,707)                                                      4,028,279

SECURITY                                              FACE AMOUNT       VALUE
   RATE, MATURITY DATE                                    ($)            ($)
SHORT-TERM INVESTMENT 4.4% OF NET ASSETS

REPURCHASE AGREEMENT 4.4%

Custodian Trust Company, dated 06/30/08,
   due 07/01/08 at 1.85% with a maturity
   value of $8,054,340 (fully
   collateralized by U.S. Treasury Note
   with a value of $8,281,224).                         8,053,926      8,053,926
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $8,053,926)                                                      8,053,926
--------------------------------------------------------------------------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $183,993,539 and the unrealized appreciation and depreciation were $14,923,880 and ($15,162,516), respectively, with a net unrealized depreciation of ($238,636).

*    Non-income producing security.

(a)  All long positions are pledged as collateral for securities sold short.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SHORT SALES 78.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
American Axle & Manufacturing Holdings, Inc.                6,200         49,538

BorgWarner, Inc.                                            7,400        328,412
Lear Corp. *                                                8,400        119,112
                                                                    ------------
                                                                         497,062
BANKS 3.2%
--------------------------------------------------------------------------------
Astoria Financial Corp.                                    39,410        791,353
Brookline Bancorp, Inc.                                     8,300         79,265
Capitol Federal Financial                                   2,900        109,069
Comerica, Inc.                                             10,000        256,300
East West Bancorp, Inc.                                     8,200         57,892


LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Fannie Mae                                                 13,470        262,800
First Financial Bankshares, Inc.                            2,600        119,106
Kearny Financial Corp.                                     17,186        189,046
KeyCorp                                                    27,000        296,460
MB Financial, Inc.                                          4,000         89,880
New York Community Bancorp, Inc.                          116,841      2,084,443
SVB Financial Group *                                       3,200        153,952
TCF Financial Corp.                                        83,100        999,693
Washington Mutual, Inc.                                    56,300        277,559
                                                                    ------------
                                                                       5,766,818
CAPITAL GOODS 1.0%
--------------------------------------------------------------------------------
Actuant Corp., Class A                                      1,600         50,160
BE Aerospace, Inc. *                                        1,900         44,251
Bucyrus International, Inc.                                 4,800        350,496
Carlisle Cos, Inc.                                          2,000         58,000
Dynamic Materials Corp.                                     7,290        240,205
DynCorp International, Inc., Class A *                      3,700         56,055
Masco Corp.                                                25,741        404,906
Omega Flex, Inc.                                            2,760         41,952
Quanta Services, Inc. *                                     7,319        243,503
Titan International, Inc.                                     130          4,631
TransDigm Group, Inc. *                                     1,500         50,385
WESCO International, Inc. *                                 8,000        320,320
                                                                    ------------
                                                                       1,864,864
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Cenveo, Inc. *                                             37,575        367,108
Consolidated Graphics, Inc. *                                 910         44,836
Covanta Holding Corp. *                                       600         16,014
FTI Consulting, Inc. *                                        700         47,922
HNI Corp.                                                   5,500         97,130
Huron Consulting Group, Inc. *                                780         35,365
Rollins, Inc.                                                 100          1,482
School Specialty, Inc. *                                    2,800         83,244
Team, Inc. *                                                  300         10,296
The Advisory Board Co. *                                    2,400         94,392
The Corporate Executive Board Co.                           5,900        248,095
                                                                    ------------
                                                                       1,045,884
CONSUMER DURABLES & APPAREL 2.1%
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                          23,400        253,890
Eastman Kodak Co.                                          20,900        301,587
Fortune Brands, Inc.                                        9,800        611,618
Hasbro, Inc.                                                3,640        130,021
K-Swiss, Inc., Class A                                     23,100        339,570
Mattel, Inc.                                               30,600        523,872
Newell Rubbermaid, Inc.                                    55,477        931,459
Polo Ralph Lauren Corp.                                     1,300         81,614
Tandy Brands Accessories, Inc.                                901          4,964
The Black & Decker Corp.                                    6,700        385,317
Volcom, Inc. *                                                700         16,751
Whirlpool Corp.                                             5,100        314,823
                                                                    ------------
                                                                       3,895,486

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CONSUMER SERVICES 2.0%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               9,300        411,618
International Game Technology                              20,100        502,098
Las Vegas Sands Corp. *                                     6,700        317,848
Matthews International Corp., Class A                       1,100         49,786
MGM MIRAGE *                                                7,600        257,564
Scientific Games Corp., Class A *                             500         14,810
Service Corp. International                                22,300        219,878
Sotheby's                                                   6,300        166,131
Starbucks Corp. *                                          47,200        742,928
Starwood Hotels & Resorts Worldwide, Inc.                  12,000        480,840
thinkorswim Group, Inc. *                                  31,830        224,401
Wynn Resorts Ltd.                                           3,500        284,725
                                                                    ------------
                                                                       3,672,627
DIVERSIFIED FINANCIALS 3.1%
--------------------------------------------------------------------------------
Cohen & Steers, Inc.                                       12,500        324,625
Financial Federal Corp.                                     3,600         79,056
Jefferies Group, Inc.                                      67,600      1,137,032
LaBranche & Co., Inc. *                                     8,000         56,640
Legg Mason, Inc.                                            8,400        365,988
Lehman Brothers Holdings, Inc.                             34,500        683,445
Moody's Corp.                                              56,500      1,945,860
Nelnet, Inc., Class A                                       2,700         30,321
optionsXpress Holdings, Inc.                                5,400        120,636
SLM Corp. *                                                29,800        576,630
The Nasdaq OMX Group, Inc. *                                9,500        252,225
                                                                    ------------
                                                                       5,572,458
ENERGY 3.4%
--------------------------------------------------------------------------------
Bristow Group, Inc. *                                         700         34,643
Delek US Holdings, Inc.                                     1,800         16,578
Frontier Oil Corp.                                         37,087        886,750
Holly Corp.                                                23,710        875,373
Inergy, L.P.                                               18,383        478,326
Kinder Morgan Management L.L.C. *                           5,100        274,635
Nabors Industries Ltd. *                                   17,800        876,294
Sunoco, Inc.                                                7,700        313,313
TC Pipelines L.P.                                           1,100         38,764
Tesoro Corp.                                               51,934      1,026,735
Valero Energy Corp.                                        35,000      1,441,300
                                                                    ------------
                                                                       6,262,711
FOOD & STAPLES RETAILING 0.0%
--------------------------------------------------------------------------------
PriceSmart, Inc.                                            2,000         39,560

FOOD, BEVERAGE & TOBACCO 3.3%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                 17,800        600,750
Central European Distribution Corp. *                       3,000        222,450
H.J. Heinz Co.                                             20,700        990,495
PepsiCo, Inc.                                              33,300      2,117,547
Pilgrim's Pride Corp.                                      23,840        309,682
The Hershey Co.                                            56,600      1,855,348
                                                                    ------------
                                                                       6,096,272

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
HEALTH CARE EQUIPMENT & SERVICES 2.2%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                               700         12,425
Align Technology, Inc. *                                      320          3,357
AmerisourceBergen Corp.                                     4,010        160,360
Brookdale Senior Living, Inc.                               4,700         95,692
DaVita, Inc. *                                              6,800        361,284
Eclipsys Corp. *                                            5,900        108,324
Emeritus Corp. *                                            9,940        145,323
Health Management Associates, Inc., Class A *              10,500         68,355
HMS Holdings Corp. *                                        6,670        143,205
Hospira, Inc. *                                            29,977      1,202,377
Medtronic, Inc.                                            20,200      1,045,350
Meridian Bioscience, Inc.                                   3,300         88,836
MWI Veterinary Supply, Inc. *                                 200          6,622
Omnicell, Inc. *                                            5,100         67,218
Phase Forward, Inc. *                                       5,600        100,632
Stryker Corp.                                               7,430        467,198
                                                                    ------------
                                                                       4,076,558
HOUSEHOLD & PERSONAL PRODUCTS 4.6%
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                  137,300      8,349,213

INSURANCE 3.7%
--------------------------------------------------------------------------------
American International Group, Inc.                        128,400      3,397,464
Cincinnati Financial Corp.                                 53,800      1,366,520
eHealth, Inc. *                                             3,580         63,223
IPC Holdings Ltd.                                           3,500         92,925
Markel Corp. *                                                300        110,100
Marsh & McLennan Cos., Inc.                                33,200        881,460
Max Capital Group Ltd.                                      6,300        134,379
Mercury General Corp.                                       2,900        135,488
National Interstate Corp.                                     400          7,352
Old Republic International Corp.                            3,720         44,045
Philadelphia Consolidated Holding Corp. *                   4,900        166,453
RLI Corp.                                                   1,700         84,099
State Auto Financial Corp.                                  8,965        214,532
                                                                    ------------
                                                                       6,698,040
MATERIALS 1.6%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                6,600        391,248
Balchem Corp.                                                 400          9,252
Crown Holdings, Inc. *                                     10,900        283,291
Deltic Timber Corp.                                         1,500         80,265
Pactiv Corp. *                                             60,100      1,275,923
Smurfit-Stone Container Corp. *                           154,780        629,954
Weyerhaeuser Co.                                            5,100        260,814
                                                                    ------------
                                                                       2,930,747
MEDIA 2.5%
--------------------------------------------------------------------------------
Clear Channel Outdoor Holdings, Inc., Class  A *           12,030        214,495
Comcast Corp., Class A                                     80,000      1,517,600
DreamWorks Animation SKG, Inc., Class A *                   5,500        163,955
Interactive Data Corp.                                      2,500         62,825
Lamar Advertising Co., Class A *                           43,013      1,549,758
Liberty Global, Inc., Series A *                            1,900         59,717

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Regal Entertainment Group, Class A                          8,500        129,880
Sinclair Broadcast Group, Inc., Class A                     7,100         53,960
The McGraw-Hill Cos., Inc.                                 20,500        822,460
Virgin Media, Inc.                                          1,009         13,733
World Wrestling Entertainment, Inc., Class A                3,400         52,598
                                                                    ------------
                                                                       4,640,981

PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                        86,500      4,581,905
Alkermes, Inc. *                                           45,790        565,964
Allergan, Inc.                                             19,200        999,360
AMAG Pharmaceuticals, Inc. *                               10,779        367,564
Amylin Pharmaceuticals, Inc. *                             66,068      1,677,467
Arena Pharmaceuticals, Inc. *                              10,800         56,052
Cepheid, Inc. *                                               870         24,464
Enzo Biochem, Inc. *                                        4,700         52,734
Exelixis, Inc. *                                           83,970        419,850
Genentech, Inc. *                                          29,700      2,254,230
Incyte Corp. *                                             18,700        142,307
Perrigo Co.                                                 1,380         43,843
Progenics Pharmaceuticals, Inc. *                          20,054        318,257
Regeneron Pharmaceuticals, Inc. *                             300          4,332
Rigel Pharmaceuticals, Inc. *                               4,900        111,034
Savient Pharmaceuticals, Inc. *                               900         22,770
Schering-Plough Corp.                                       8,000        157,520
Techne Corp. *                                              3,200        247,648
Vertex Pharmaceuticals, Inc. *                             84,535      2,829,386
XenoPort, Inc. *                                           12,795        499,389
                                                                    ------------
                                                                      15,376,076
REAL ESTATE 7.5%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,  Class A            58,595      1,995,746
AvalonBay Communities, Inc.                                20,880      1,861,661
Boston Properties, Inc.                                    24,740      2,232,043
Brandywine Realty Trust                                    14,909        234,966
Camden Property Trust                                         400         17,704
Equity Residential                                         17,300        662,071
FelCor Lodging Trust, Inc.                                  8,700         91,350
Forest City Enterprises, Inc., Class A                     11,780        379,551
General Growth Properties, Inc.                            13,800        483,414
Glimcher Realty Trust                                       5,600         62,608
Healthcare Realty Trust, Inc.                              29,700        705,969
Jones Lang LaSalle, Inc.                                   17,500      1,053,325
Kimco Realty Corp.                                         13,700        472,924
Plum Creek Timber Co., Inc.                                52,920      2,260,213
Post Properties, Inc.                                       4,960        147,560
Potlatch Corp.                                              1,900         85,728
Simon Property Group, Inc.                                  3,760        337,986
Tejon Ranch Co. *                                           4,980        179,579
Ventas, Inc.                                                8,500        361,845
Washington Real Estate Investment Trust                     4,400        132,220
                                                                    ------------
                                                                      13,758,463

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RETAILING 2.8%
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                             3,300         44,979
bebe stores, Inc.                                           3,518         33,808
Bed, Bath & Beyond, Inc. *                                 16,700        469,270
Chico's FAS, Inc. *                                           600          3,222
Coldwater Creek, Inc. *                                    40,800        215,424
Dick's Sporting Goods, Inc. *                               7,300        129,502
GameStop Corp., Class A *                                     600         24,240
J.C. Penney Co., Inc.                                      14,400        522,576
Kohl's Corp. *                                             19,200        768,768
LKQ Corp. *                                                 9,700        175,279
Nordstrom, Inc.                                             8,400        254,520
Saks, Inc. *                                               13,400        147,132
Target Corp.                                               25,600      1,190,144
The Home Depot, Inc.                                       38,300        896,986
Urban Outfitters, Inc. *                                    8,313        259,282
                                                                    ------------
                                                                       5,135,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.0%
--------------------------------------------------------------------------------
Altera Corp.                                               41,785        864,949
Applied Materials, Inc.                                    80,000      1,527,200
Cypress Semiconductor Corp. *                               4,377        108,331
FormFactor, Inc. *                                         32,400        597,132
Intel Corp.                                                38,500        826,980
Lam Research Corp *                                        42,100      1,521,915
Microchip Technology, Inc.                                 69,100      2,110,314
Rambus, Inc. *                                             78,213      1,491,522
                                                                    ------------
                                                                       9,048,343
SOFTWARE & SERVICES 8.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      34,300      1,351,077
Akamai Technologies, Inc. *                                 8,613        299,646
Autodesk, Inc. *                                            4,049        136,897
Blackbaud, Inc.                                             5,600        119,840
Citrix Systems, Inc. *                                     60,840      1,789,304
Cognizant Technology Solutions Corp., Class A *            20,133        654,524
DealerTrack Holdings, Inc. *                               25,000        352,750
Electronic Arts, Inc. *                                    18,200        808,626
Epicor Software Corp. *                                    22,020        152,158
FalconStor Software, Inc. *                                 1,460         10,337
Google, Inc., Class A *                                    11,900      6,264,398
Iron Mountain, Inc. *                                      60,405      1,603,753
Microsoft Corp.                                            42,000      1,155,420
Net 1 UEPS Technologies, Inc. *                             5,000        121,500
The Ultimate Software Group, Inc. *                         3,200        114,016
WebMD Health Corp., Class A *                               3,500         97,650
                                                                    ------------
                                                                      15,031,896
TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
--------------------------------------------------------------------------------
Brightpoint, Inc. *                                        43,600        318,280
Cisco Systems, Inc. *                                     141,900      3,300,594
Comarco, Inc. *                                             7,422         27,016
Daktronics, Inc.                                            8,640        174,269
Dell, Inc. *                                              125,915      2,755,020
Dolby Laboratories, Inc., Class A *                         3,600        145,080
EMC Corp. *                                               100,737      1,479,827

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
QUALCOMM, Inc.                                             80,000      3,549,600
SanDisk Corp. *                                            14,600        273,020
                                                                    ------------
                                                                      12,022,706
TELECOMMUNICATION SERVICES 2.1%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                            17,790        751,627
Cbeyond, Inc. *                                            13,140        210,503
Centennial Communications Corp. *                           3,500         24,465
Iowa Telecommunications Services, Inc.                      3,280         57,761
Metropcs Communications, Inc. *                             4,190         74,205
NII Holdings, Inc. *                                       11,100        527,139
NTELOS Holdings Corp.                                       3,800         96,406
Sprint Nextel Corp.                                       160,000      1,520,000
U.S. Cellular Corp. *                                       2,500        141,375
Windstream Corp.                                           30,500        376,370
                                                                    ------------
                                                                       3,779,851
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
AMERCO *                                                    5,940        283,219
Atlas Air Worldwide Holdings, Inc. *                        1,800         89,028
Continental Airlines, Inc., Class B *                       9,910        100,190
Expeditors International of Washington, Inc.               13,100        563,300
Hertz Global Holdings, Inc. *                              39,862        382,675
JetBlue Airways Corp. *                                    98,400        367,032
Southwest Airlines Co.                                     46,800        610,272
UAL Corp.                                                  49,574        258,777
United Parcel Service, Inc., Class B                       17,100      1,051,137
                                                                    ------------
                                                                       3,705,630
UTILITIES 2.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                      6,770        339,245
Exelon Corp.                                               42,100      3,787,316
FirstEnergy Corp.                                           1,300        107,029
                                                                    ------------
                                                                       4,233,590
                                                                    ------------

TOTAL SHORT SALES
   (PROCEEDS $163,469,067)                                           143,500,968
--------------------------------------------------------------------------------

END OF SHORT SALE POSITIONS.

*    Non-income producing security

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
Valuation Inputs                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $        175,700,977
Level 2 - Other Significant Observable Inputs                          8,053,926
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $        183,754,903

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 97.1%   COMMON STOCK                                 108,259,549    114,978,149
  2.0%   SHORT-TERM INVESTMENT                          2,355,000      2,355,000
--------------------------------------------------------------------------------
 99.1%   TOTAL INVESTMENTS                            110,614,549    117,333,149
  0.9%   OTHER ASSETS AND LIABILITIES                                  1,024,270
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  118,357,419

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 97.1% OF NET ASSETS

AUSTRALIA 6.1%
--------------------------------------------------------------------------------
BANKS 0.2%
Australia & New Zealand Banking Group Ltd.                  2,900         52,121
Commonwealth Bank of Australia                              3,200        123,390
National Australia Bank Ltd.                                3,500         88,870
Westpac Banking Corp.                                         200          3,841
                                                                    ------------
                                                                         268,222
COMMERCIAL SERVICES & SUPPLIES 0.0%
Downer EDI Ltd.                                             8,300         54,518

ENERGY 1.4%
Aquila Resources Ltd. *                                       400          6,344
Carnarvon Petroleum Ltd. *                                 20,900         10,518
New Hope Corp., Ltd.                                        8,800         45,051
Origin Energy Ltd.                                         33,800        522,939
Santos Ltd.                                                23,400        481,981
Woodside Petroleum Ltd.                                     8,600        555,870
                                                                    ------------
                                                                       1,622,703
FOOD & STAPLES RETAILING 0.0%
Woolworths Ltd.                                             2,100         49,213

FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Amatil Ltd.                                      12,700         85,347

MATERIALS 3.8%
BHP Billiton Ltd.                                          41,000      1,744,971
BlueScope Steel Ltd.                                       29,500        320,543
Fortescue Metals Group Ltd. *                              46,000        522,606
Incitec Pivot Ltd.                                          1,000        177,070
Macarthur Coal Ltd.                                        12,700        204,997
Mount Gibson Iron Ltd. *                                   32,500         96,650
OneSteel Ltd.                                              18,785        133,901
Orica Ltd.                                                 11,700        328,389
Portman Ltd. *                                              9,962        162,586

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Rio Tinto Ltd.                                              5,800        750,445
                                                                    ------------
                                                                       4,442,158
MEDIA 0.0%
Amalgamated Holdings Ltd.                                   1,575          7,351

REAL ESTATE 0.2%
Westfield Group                                            16,900        264,073

TELECOMMUNICATION SERVICES 0.4%
Telstra Corp., Ltd.                                       104,800        425,841
                                                                    ------------
                                                                       7,219,426
AUSTRIA 1.3%
--------------------------------------------------------------------------------
ENERGY 0.6%
OMV AG                                                      9,242        722,079

MATERIALS 0.6%
Voestalpine AG                                              7,919        648,052

REAL ESTATE 0.1%
Immofinanz Immobilien Anlagen AG                            2,393         24,638
Meinl European Land Ltd. *                                 11,934        133,801
                                                                    ------------
                                                                         158,439
                                                                    ------------
                                                                       1,528,570
BELGIUM 1.3%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.1%
Fortis                                                      6,440        102,423

FOOD & STAPLES RETAILING 0.3%
Delhaize Group                                              5,700        381,775

MATERIALS 0.9%
Solvay S.A.                                                 4,600        599,288
Umicore                                                     9,000        442,652
                                                                    ------------
                                                                       1,041,940
                                                                    ------------
                                                                       1,526,138
BERMUDA 0.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Jardine Strategic Holdings Ltd.                             9,000        153,304
Johnson Electric Holdings Ltd.                             52,500         23,448
Noble Group Ltd.                                           29,000         50,759
NWS Holdings Ltd.                                           9,000         23,502
                                                                    ------------
                                                                         251,013
ENERGY 0.4%
Seadrill Ltd.                                              14,000        427,323

REAL ESTATE 0.1%
Great Eagle Holdings Ltd.                                   4,000         11,858
Pacific Century Premium Developments Ltd.                 189,000         67,851
Sinolink Worldwide Holdings Ltd.                          288,000         41,753
                                                                    ------------
                                                                         121,462
RETAILING 0.0%
Esprit Holdings Ltd.                                        3,000         31,237

LAUDUS ROSENBERG U.S. INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.2%
Orient Overseas International Ltd.                         12,000         60,104
Pacific Basin Shipping Ltd.                                96,000        137,364
Transport International Holdings Ltd.                       2,800         12,210
                                                                    ------------
                                                                         209,678
                                                                    ------------
                                                                       1,040,713

CAYMAN ISLANDS 0.0%
--------------------------------------------------------------------------------
TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                       26,000         19,704

DENMARK 1.3%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.2%
Carlsberg A/S, Class B                                      1,854        178,595

TRANSPORTATION 1.1%
AP Moller - Maersk A/S, Series A                               92      1,123,888
D/S Norden A/S                                              2,193        234,814
                                                                    ------------
                                                                       1,358,702
                                                                    ------------
                                                                       1,537,297
FINLAND 0.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.4%
Metso Corp. Oyj                                             8,402        380,281
Wartsila Corp. Oyj, Class B                                 1,269         79,240
                                                                    ------------
                                                                         459,521
MATERIALS 0.5%
Rautaruukki Oyj                                             4,636        210,445
UPM-Kymmene Oyj                                            23,950        390,238
                                                                    ------------
                                                                         600,683
                                                                    ------------
                                                                       1,060,204
FRANCE 8.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.1%
Compagnie Generale des Etablissements Michelin,
   Class B                                                  7,489        535,508
PSA Peugeot Citroen                                        11,400        615,736
Valeo S.A.                                                  3,782        121,053
                                                                    ------------
                                                                       1,272,297
BANKS 0.2%
BNP Paribas                                                 2,600        234,044

CAPITAL GOODS 0.9%
Nexans S.A.                                                 1,304        159,814
Schneider Electric S.A.                                     5,700        613,195
Thales S.A.                                                 5,211        296,411
                                                                    ------------
                                                                       1,069,420
CONSUMER DURABLES & APPAREL 0.7%
Christian Dior S.A.                                         1,967        202,055
LVMH Moet Hennessy Louis Vuitton S.A.                       5,200        542,447

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Nexity                                                      2,044         55,259
                                                                    ------------
                                                                         799,761

ENERGY 2.6%
Compagnie Generale de Geophysique-Veritas *                 2,710        127,947
Total S.A.                                                 35,044      2,982,887
                                                                    ------------
                                                                       3,110,834
FOOD, BEVERAGE & TOBACCO 0.6%
Groupe DANONE                                               9,400        657,756

Insurance 0.0%
CNP Assurances                                                354         39,912

MATERIALS 0.5%
Arkema                                                      3,000        168,497
Eramet                                                        400        395,343
Imerys S.A.                                                 1,000         72,211
                                                                    ------------
                                                                         636,051
MEDIA 0.0%
Vivendi                                                       500         18,853

SOFTWARE & SERVICES 0.6%
Atos Origin S.A.                                            2,678        147,516
Cap Gemini S.A.                                             8,400        492,469
                                                                    ------------
                                                                         639,985
TELECOMMUNICATION SERVICES 1.4%
France Telecom S.A.                                        55,197      1,618,763

UTILITIES 0.1%
Suez S.A.                                                   2,446        165,808
                                                                    ------------
                                                                      10,263,484
GERMANY 8.1%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.2%
Daimler AG - Reg'd                                         23,400      1,451,403

CAPITAL GOODS 0.0%
Bilfinger Berger AG                                           200         17,343
KSB AG                                                         41         28,416
                                                                    ------------
                                                                          45,759
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
Henkel AG & Co. KGaA                                       15,279        572,918

MATERIALS 4.2%
Altana AG                                                   2,853         49,152
BASF SE                                                    40,676      2,803,443
Lanxess                                                     4,500        184,832
Salzgitter AG                                               2,790        511,092
ThyssenKrupp AG                                            21,645      1,357,888
                                                                    ------------
                                                                       4,906,407
TELECOMMUNICATION SERVICES 0.1%
Deutsche Telekom AG - Reg'd                                 9,900        162,263

TRANSPORTATION 1.1%
Deutsche Post AG - Reg'd                                   51,117      1,334,619

UTILITIES 1.0%
E.ON AG                                                       362         72,959

LAUDUS ROSENBERG U.S. INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RWE AG                                                      8,698      1,098,173
                                                                    ------------
                                                                       1,171,132
                                                                    ------------
                                                                       9,644,501
GREECE 0.5%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.2%
Coca-Cola Hellenic Bottling Co., S.A.                       7,355        200,108

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.
   (OTE)                                                    3,007         75,750

UTILITIES 0.2%
Public Power Corp. S.A. (PPC)                               7,800        270,543
                                                                    ------------
                                                                         546,401
HONG KONG 2.0%
--------------------------------------------------------------------------------
BANKS 0.7%
BOC Hong Kong (Holdings) Ltd.                             142,000        376,403
Hang Seng Bank Ltd.                                        22,800        481,402
                                                                    ------------
                                                                         857,805
DIVERSIFIED FINANCIALS 0.0%
Allied Properties (H.K.) Ltd.                              66,000         10,181

FOOD, BEVERAGE & TOBACCO 0.0%
Vitasoy International Holdings Ltd.                         8,000          3,798

REAL ESTATE 0.5%
Cheung Kong (Holdings) Ltd.                                32,000        432,736
Kowloon Development Co., Ltd.                              20,000         36,763
New World Development Co., Ltd.                            57,000        116,427
Wheelock & Co., Ltd.                                       19,000         51,052
Wheelock Properties Ltd.                                    5,000          4,051
                                                                    ------------
                                                                         641,029
RETAILING 0.0%
Wing On Co. International Ltd.                             24,000         43,657

TELECOMMUNICATION SERVICES 0.1%
PCCW Ltd.                                                 114,000         69,042

UTILITIES 0.7%
CLP Holdings Ltd.                                          54,500        467,380
Hongkong Electric Holdings Ltd.                            49,500        296,192
                                                                    ------------
                                                                         763,572
                                                                    ------------
                                                                       2,389,084
IRELAND 0.6%
--------------------------------------------------------------------------------
BANKS 0.2%
Anglo Irish Bank Corp. plc                                 25,430        240,377

ENERGY 0.2%
Dragon Oil plc *                                           30,989        278,089

INSURANCE 0.2%
Irish Life & Permanent plc                                 16,092        169,718

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
                                                                    ------------
                                                                         688,184
ITALY 4.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.6%
Fiat S.p.A.                                                33,070        538,277
Pirelli & C. S.p.A.                                       199,309        136,740
                                                                    ------------
                                                                         675,017
BANKS 0.8%
Banco Popolare Societa Cooperativa                         37,275        658,511
Intesa Sanpaolo S.p.A                                      49,417        280,927
                                                                    ------------
                                                                         939,438
CAPITAL GOODS 0.1%
Danieli S.p.A. - Officine Meccaniche Danieli
   & Co.                                                    3,600        133,751

ENERGY 1.8%
Eni S.p.A.                                                 57,600      2,139,856

INSURANCE 0.1%
Fondiaria - Sai S.p.A.                                      1,600         52,729
Unipol Gruppo Finanziario S.p.A.                           21,678         50,932
                                                                    ------------
                                                                         103,661
MATERIALS 0.1%
Buzzi Unicem S.p.A.                                            40            997
Italcementi S.p.A.                                          6,513        107,746
                                                                    ------------
                                                                         108,743
TELECOMMUNICATION SERVICES 0.1%
Telecom Italia S.p.A.                                      74,220        148,447

UTILITIES 1.1%
Enel S.p.A.                                               129,699      1,230,376
Iride S.p.A.                                               15,770         48,245
                                                                    ------------
                                                                       1,278,621
                                                                    ------------
                                                                       5,527,534
JAPAN 20.9%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.5%
Bridgestone Corp.                                          21,600        331,365
Fuji Heavy Industries Ltd.                                 26,000        127,552
HI-LEX Corp.                                                  400          5,417
Honda Motor Co., Ltd.                                         900         30,714
Mazda Motor Corp.                                          54,000        281,109
NGK Spark Plug Co., Ltd.                                    9,000        103,593
Nissan Motors Co., Ltd.                                    82,500        685,202
Sumitomo Rubber Industries Ltd.                             9,500         71,059
Tokai Rika Co., Ltd.                                        3,100         64,188
Topre Corp.                                                 1,800         16,274
Toyota Motor Corp.                                         20,600        972,402
Unipres Corp.                                               1,200         12,630
Yamaha Motor Co., Ltd.                                     10,100        189,153
                                                                    ------------
                                                                       2,890,658
BANKS 2.2%
Chuo Mitsui Trust Holdings, Inc.                           32,000        190,598
Fukuoka Financial Group, Inc.                              30,000        135,616

LAUDUS ROSENBERG U.S. INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Mitsubishi UFJ Financial Group, Inc.                       72,000        636,296
Sapporo Hokuyo Holdings, Inc.                                  15        101,499
Sumitomo Mitsui Financial Group, Inc.                          98        736,980
The 77 Bank, Ltd.                                           9,000         56,594
The Aichi Bank Ltd.                                           400         32,652
The Bank of Nagoya Ltd.                                     4,000         24,965
The Eighteenth Bank Ltd.                                    7,000         25,130
The Hachijuni Bank, Ltd.                                    4,000         25,953
The Higashi-Nippon Bank Ltd.                                6,000         24,429
The Higo Bank Ltd.                                          1,000          6,033
The Hokuetsu Bank Ltd.                                      1,000          2,366
The Hyakugo Bank Ltd.                                      10,000         59,862
The Hyakujushi Bank Ltd.                                   10,000         56,958
The Kagawa Bank Ltd.                                        3,000         17,451
The Kagoshima Bank Ltd.                                     2,000         15,142
The Mie Bank Ltd.                                           1,000          4,906
The Minato Bank Ltd.                                        1,000          1,962
The Nishi-Nippon City Bank, Ltd.                           30,000         89,470
The San-in Godo Bank Ltd.                                   6,000         52,416
The Sumitomo Trust & Banking Co., Ltd.                     44,000        307,389
The Toho Bank Ltd.                                          1,000          4,289
The Yachiyo Bank Ltd.                                           5         21,081
                                                                    ------------
                                                                       2,630,037
CAPITAL GOODS 4.6%
Aida Engineering Ltd.                                       1,000          4,842
Amada Co., Ltd.                                            16,000        126,575
Amano Corp.                                                   300          2,894
Asahi Glass Co., Ltd.                                      18,000        217,925
Chudenko Corp.                                              1,800         28,299
Fuji Electric Holdings Co., Ltd.                           39,000        137,893
Fuji Machine Manufacturing Co., Ltd.                        2,100         41,934
Futaba Corp.                                                1,700         29,190
Hitachi Construction Machinery Co., Ltd.                    6,500        182,233
Itochu Corp.                                               46,000        490,441
JS Group Corp.                                              7,800        124,190
JTEKT Corp.                                                10,300        163,633
Kamei Corp.                                                 2,000          8,591
Kanematsu Corp. *                                           2,000          2,903
Kawasaki Heavy Industries Ltd.                             21,000         56,091
Komori Corp.                                                2,500         45,639
Kubota Corp.                                               15,000        107,803
Maeda Corp.                                                 6,000         20,616
Maeda Road Construction Co., Ltd.                           4,000         28,120
Marubeni Corp.                                             46,000        383,685
Mitsubishi Corp.                                           27,000        889,669
Mitsubishi Heavy Industries Ltd.                           97,000        463,299
Mitsui & Co., Ltd.                                         38,000        838,701
Nagase & Co., Ltd.                                          2,000         21,116
Nippo Corp.                                                 4,000         22,308
Nippon Thompson Co., Ltd.                                   3,000         19,180
Nishimatsu Construction Co., Ltd.                          11,000         28,924
Nitto Kogyo Corp.                                           1,800         17,282
Oiles Corp.                                                   100          1,942
Okaya & Co., Ltd.                                             500          6,371


                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Sanwa Holding Corp.                                        10,000         37,936
Sojitz Corp.                                               54,700        182,471
Sumitomo Corp.                                             33,800        444,073
Sumitomo Electric Industries Ltd.                           3,100         39,369
Takeuchi Mfg Co., Ltd.                                        500         12,297
Toyota Tsusho Corp.                                        10,100        237,061
Trusco Nakayama Corp.                                         300          4,492
                                                                    ------------
                                                                       5,469,988
CONSUMER DURABLES & APPAREL 0.4%
Hitachi Koki Co., Ltd.                                      3,100         51,110
Kurabo Industries Ltd.                                      9,000         18,469
Makita Corp.                                                2,300         94,127
Nikon Corp.                                                 6,000        175,639
Roland Corp.                                                  800         16,962
SRI Sports Ltd.                                                 2          2,997
Tamron Co., Ltd.                                              900         17,054
Tokyo Style Co., Ltd.                                       3,000         26,912
                                                                    ------------
                                                                         403,270
DIVERSIFIED FINANCIALS 0.0%
Hitachi Capital Corp.                                       2,600         41,877

ENERGY 0.8%
Inpex Holdings, Inc.                                           46        580,904
Japan Petroleum Exploration Co., Ltd.                       1,900        135,648
Nippon Mining Holdings, Inc.                               37,000        232,308
                                                                    ------------
                                                                         948,860
FOOD & STAPLES RETAILING 0.3%
Aeon Co., Ltd.                                             22,000        272,330
Cawachi Ltd.                                                  800         20,274
Uny Co., Ltd.                                              11,000        108,436
                                                                    ------------
                                                                         401,040
FOOD, BEVERAGE & TOBACCO 0.9%
Asahi Breweries Ltd.                                       18,000        336,483
Japan Tobacco, Inc.                                            65        277,216
Kirin Holdings Co., Ltd.                                   28,000        437,844
Mikuni Coca-Cola Bottling Co., Ltd.                         1,700         16,964
Q.P. Corp.                                                    200          1,755
                                                                    ------------
                                                                       1,070,262
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Hitachi Medical Corp.                                       2,000         15,373

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
Fancl Corp.                                                   200          2,385
Kose Corp.                                                    400          8,942
Mandom Corp.                                                  200          5,080
                                                                    ------------
                                                                          16,407
INSURANCE 0.7%
Aioi Insurance Co., Ltd.                                   30,000        160,161
Sompo Japan Insurance, Inc.                                20,000        188,050
T&D Holdings, Inc.                                          7,150        441,016
The Fuji Fire & Marine Insurance Co., Ltd.                  4,000         10,673
                                                                    ------------
                                                                         799,900

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
MATERIALS  3.0%
Asahi Kasei Corp.                                          42,000        220,201
Denki Kagaku Kogyo Kabushiki Kaisha                        20,000         74,169
DIC Corp.                                                  37,000        107,373
Hitachi Chemical Co., Ltd.                                  6,700        138,273
JFE Holdings, Inc.                                          1,600         80,669
Kaneka Corp.                                               16,000        108,991
Kobe Steel Ltd.                                           117,000        335,044
Kuraray Co., Ltd.                                          13,500        161,079
Mitsubishi Chemical Holdings Corp.                         38,500        224,186
Mitsubishi Gas Chemical Co., Inc.                          17,000        122,468
Mitsubishi Rayon Co., Ltd.                                 12,000         37,851
Mitsui Chemicals, Inc.                                     27,000        133,331
Nippon Shokubai Co., Ltd.                                   7,000         50,215
Nippon Soda Co., Ltd.                                       5,000         15,858
Nippon Steel Corp.                                        127,000        688,293
Nisshin Steel Co., Ltd.                                    43,000        146,372
Osaka Steel Co., Ltd.                                       1,700         25,258
Pacific Metals Co., Ltd.                                    7,000         57,345
Sakai Chemical Industry Co., Ltd.                           3,000         11,586
Sumitomo Chemical Co., Ltd.                                48,000        302,404
Sumitomo Metal Mining Co., Ltd.                             1,000         15,296
Teijin Ltd.                                                12,000         41,175
Tokuyama Corp.                                             11,000         81,970
Tokyo Steel Manufacturing Co., Ltd.                         6,000         69,493
Tosoh Corp.                                                28,000        114,642
Toyo Seikan Kaisha Ltd.                                     7,600        134,168
Yodogawa Steel Works Ltd.                                   7,000         36,168
Zeon Corp.                                                  9,000         36,131
                                                                    ------------
                                                                       3,570,009
MEDIA 0.1%
Daiichikosho Co., Ltd.                                      1,100         11,066
Sky Perfect JSAT Corp.                                         66         26,944
TV Asahi Corp.                                                  9         12,900
                                                                    ------------
                                                                          50,910
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Torii Pharmaceutical Co., Ltd.                              1,200         18,098

RETAILING 0.1%
AOKl Holdings, Inc.                                           900         13,970
Aoyama Trading Co., Ltd.                                    2,500         46,132
AT-Group Co., Ltd.                                          2,000         28,105
Belluna Co., Ltd.                                           1,550         10,584
Marui Group Co., Ltd.                                       2,300         17,906
Sazaby League, Ltd.                                           700         12,130
                                                                    ------------
                                                                         128,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Rohm Co., Ltd.                                              2,700        155,896

SOFTWARE & SERVICES 0.0%
NEC Fielding Ltd.                                             100          1,274

TECHNOLOGY HARDWARE & EQUIPMENT 3.0%
Alps Electric Co., Ltd.                                     7,200         74,471

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CANON, Inc.                                                   300         15,443
Eizo Nanao Corp.                                              800         17,121
Fujifilm Holdings Corp.                                    15,800        544,239
Fujitsu Ltd.                                               63,000        467,826
Furuno Electric Co., Ltd.                                     900         11,806
Hitachi Ltd.                                               94,000        676,939
Hitachi Maxell Ltd.                                         3,200         40,309
Mabuchi Motor Co., Ltd.                                     1,500         81,464
NEC Corp.                                                  81,000        425,287
Omron Corp.                                                10,000        215,829
Riso Kagaku Corp.                                           1,200         16,888
Seiko Epson Corp.                                           6,800        186,890
Toshiba Corp.                                              94,000        693,488
Uniden Corp.                                                3,000         15,378
Yokogawa Electric Corp.                                     2,700         24,737
                                                                    ------------
                                                                       3,508,115

TELECOMMUNICATION SERVICES 0.7%
Nippon Telegraph & Telephone Corp.                            155        764,812

TRANSPORTATION 1.1%
Central Japan Railway Co.                                      52        573,168
Kawasaki Kisen Kaisha Ltd.                                 21,000        197,350
Nippon Yusen Kabushiki Kaisha                              32,000        308,218
West Japan Railway Co.                                         54        265,046
                                                                    ------------
                                                                       1,343,782
UTILITIES 0.4%
Hokkaido Electric Power Co., Inc.                           9,300        189,399
Kyushu Electric Power Co., Inc.                             1,600         33,480
The Kansai Electric Power Co., Inc.                         5,500        128,850
Tohoku Electric Power Co., Inc.                             5,900        128,511
                                                                    ------------
                                                                         480,240

                                                                    ------------
                                                                      24,709,635

LUXEMBOURG 1.7%
--------------------------------------------------------------------------------
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Oriflame Cosmetics S.A.                                       982         62,754

MATERIALS 1.6%
ArcelorMittal                                               2,550        250,760
ArcelorMittal N.V.                                         16,994      1,670,080
                                                                    ------------
                                                                       1,920,840
TELECOMMUNICATION SERVICES 0.0%
COLT Telecom Group S.A. *                                  15,897         46,194
                                                                    ------------
                                                                       2,029,788
NETHERLANDS 2.6%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Koninklijke BAM Groep N.V.                                  1,840         32,290
Koninklijke Boskalis Westminster N.V. , CVA                 2,089        111,073
                                                                    ------------
                                                                         143,363
FOOD, BEVERAGE & TOBACCO 0.7%
Heineken N.V.                                              13,838        704,681

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Nutreco Holding N.V.                                        1,800        121,058
                                                                    ------------
                                                                         825,739
MATERIALS 1.5%
Akzo Nobel N.V.                                            17,301      1,183,970
Koninklijke DSM N.V.                                        9,133        535,301
                                                                    ------------
                                                                       1,719,271
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
STMicroelectronics N.V.                                    21,212        219,783

TRANSPORTATION  0.1%
TNT N.V.                                                    4,859        165,371
                                                                    ------------
                                                                       3,073,527
NEW ZEALAND 0.2%
--------------------------------------------------------------------------------
MATERIALS 0.1%
Fletcher Building Ltd.                                     19,800         95,771
Nufarm Ltd.                                                 3,900         59,508
                                                                    ------------
                                                                         155,279
TRANSPORTATION 0.1%
Air New Zealand Ltd.                                       85,800         71,190

UTILITIES 0.0%
Vector Ltd.                                                 3,300          4,826
                                                                    ------------
                                                                         231,295
NORWAY 1.7%
--------------------------------------------------------------------------------
ENERGY 0.8%
Aker Solutions A.S.A.                                       8,371        197,247
Petroleum Geo-Services A.S.A. *                             8,000        195,908
StatoilHydro A.S.A.                                        16,100        600,687
                                                                    ------------
                                                                         993,842
MATERIALS 0.9%
Yara International A.S.A.                                  12,300      1,086,282
                                                                    ------------
                                                                       2,080,124
PAPUA NEW GUINEA 0.0%
--------------------------------------------------------------------------------
ENERGY 0.0%
Oil Search Ltd.                                             6,500         42,411

MATERIALS 0.0%
Lihir Gold Ltd. *                                           1,716          5,429
                                                                    ------------
                                                                          47,840
PORTUGAL 0.5%
--------------------------------------------------------------------------------
UTILITIES 0.5%
EDP - Energias de Portugal S.A.                           118,638        616,906

SINGAPORE 1.2%
--------------------------------------------------------------------------------
BANKS 0.3%
Oversea-Chinese Banking Corp., Ltd.                        11,000         66,256
United Overseas Bank Ltd.                                  17,000        233,381
                                                                    ------------
                                                                         299,637
CAPITAL GOODS 0.5%
Fraser & Neave Ltd.                                         1,000          3,336

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Haw Par Corp., Ltd.                                         4,000         19,213
Keppel Corp., Ltd.                                         37,000        303,491
SembCorp Industries Ltd.                                   23,000         70,604
Singapore Technologies Engineering Ltd. (ST
   Engg)                                                   81,000        163,980
                                                                    ------------
                                                                         560,624
DIVERSIFIED FINANCIALS 0.0%
UOB-Kay Hian Holdings Ltd.                                 40,000         53,010

MATERIALS 0.0%
NatSteel Group Ltd.                                        15,000         14,583

REAL ESTATE 0.1%
Ho Bee Investment Ltd.                                      8,000          4,873
UOL Group Ltd.                                             20,000         49,909
                                                                    ------------
                                                                          54,782
RETAILING 0.1%
Jardine Cycle & Carriage Ltd.                              11,000        137,861

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Venture Corp., Ltd.                                         3,000         21,708

TRANSPORTATION 0.2%
ComfortDelGro Corp., Ltd.                                  25,000         27,637
Neptune Orient Lines Ltd.                                   9,000         21,406
Singapore Airlines Ltd.                                    20,540        222,309
                                                                    ------------
                                                                         271,352
                                                                    ------------
                                                                       1,413,557
SPAIN 4.4%
--------------------------------------------------------------------------------
BANKS 2.2%
Banco Bilbao Vizcaya Argentaria S.A.                       54,755      1,043,288
Banco Santander S.A.                                       81,270      1,482,695
                                                                    ------------
                                                                       2,525,983
CAPITAL GOODS 0.0%
Sacyr Vallehermoso S.A.                                       579         17,675

CONSUMER SERVICES 0.1%
Sol Melia S.A.                                              9,708        104,509

ENERGY 1.6%
Repsol YPF S.A.                                            49,200      1,930,821

MATERIALS 0.1%
Cementos Portland Valderrivas S.A.                          1,572        118,945

UTILITIES 0.4%
Union Fenosa S.A.                                           8,700        505,577
                                                                    ------------
                                                                       5,203,510
SWEDEN 1.9%
--------------------------------------------------------------------------------
BANKS 0.5%
Nordea Bank AB                                             43,522        596,361
Swedbank AB, Class A                                        2,136         41,041
                                                                    ------------
                                                                         637,402
CAPITAL GOODS 0.7%
AB SKF, Class B                                            17,700        275,857

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Hexagon AB, Class B                                         3,591         65,058
Saab AB, Class B                                            5,848        146,579
Skanska AB, Class B                                        26,000        370,820
                                                                    ------------
                                                                         858,314
MATERIALS 0.3%
SSAB Svenskt Stal AB, Class A                               7,437        238,514
SSAB Svenskt Stal AB, Class B                               4,072        115,068
Svenska Cellulosa AB (SCA), Class B                         3,031         42,648
                                                                    ------------
                                                                         396,230
TELECOMMUNICATION SERVICES 0.4%
Tele2 AB, Class B                                          22,000        427,826
                                                                    ------------
                                                                       2,319,772
SWITZERLAND 7.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.7%
ABB Ltd. - Reg'd *                                         14,387        407,236
Bucher Industries AG - Reg'd                                  614        161,250
Georg Fischer AG - Reg'd *                                    280        114,517
Sulzer AG - Reg'd                                             844        106,630
                                                                    ------------
                                                                         789,633
COMMERCIAL SERVICES & SUPPLIES 0.4%
Adecco S.A. - Reg'd                                         8,700        430,058

FOOD, BEVERAGE & TOBACCO 1.5%
Nestle S.A. - Reg'd                                        40,000      1,807,450

INSURANCE 2.7%
Baloise Holding AG - Reg'd                                  1,914        200,748
Helvetia Holding AG                                           325        126,207
Swiss Life Holding - Reg'd *                                2,442        649,619
Zurich Financial Services AG - Reg'd                        8,540      2,176,459
                                                                    ------------
                                                                       3,153,033

MATERIALS 1.7%
Ciba Holding AG                                             4,500        129,556
Clariant AG - Reg'd *                                      12,302        124,379
Schmolz & Bickenbach AG - Reg'd                             1,366        107,683
Sika AG                                                        24         37,612
Syngenta AG - Reg'd                                         5,040      1,632,822
                                                                    ------------
                                                                       2,032,052
TELECOMMUNICATION SERVICES 0.2%
Swisscom AG - Reg'd                                           732        243,803

TRANSPORTATION 0.0%
Swissair Group (a)(b)(c)*                                      30             --

UTILITIES 0.0%
Elektrizitaets-Gesellschaft Laufenburg AG                      27         38,324
                                                                    ------------
                                                                       8,494,353

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UNITED KINGDOM 18.4%
--------------------------------------------------------------------------------
BANKS 1.3%
HSBC Holdings plc                                         103,674      1,596,335

CAPITAL GOODS 1.6%
BAE Systems plc                                           207,394      1,820,372
Balfour Beatty plc                                          5,788         48,691
Qinetiq plc                                                16,928         69,290
                                                                    ------------
                                                                       1,938,353

COMMERCIAL SERVICES & SUPPLIES 0.0%
WS Atkins plc                                                 539         11,401

ENERGY 6.1%
AMEC plc                                                   10,634        187,385
BG Group plc                                               32,892        854,785
BP plc                                                    111,262      1,289,600
Dana Petroleum plc *                                        1,974         74,463
Royal Dutch Shell plc, Class A                             67,976      2,779,734
Royal Dutch Shell plc, Class B                             50,387      2,017,666
                                                                    ------------
                                                                       7,203,633
INSURANCE 1.1%
Legal & General Group plc                                 313,201        621,497
Old Mutual plc                                            338,940        622,207
                                                                    ------------
                                                                       1,243,704
MATERIALS 6.5%
Anglo American plc                                         26,754      1,879,046
Antofagasta plc                                            10,690        139,000
BHP Billiton plc                                           49,022      1,880,008
Johnson Matthey plc                                         5,624        205,796
Kazakhmys plc                                               6,500        204,945
Mondi plc                                                   7,630         44,784
Rio Tinto plc                                               3,532        425,351
Vedanta Resources plc                                       4,783        206,559
Xstrata plc                                                33,238      2,647,770
                                                                    ------------
                                                                       7,633,259
MEDIA 0.1%
WPP Group plc                                              15,866        151,611

REAL ESTATE 0.2%
Land Securities Group plc                                  11,600        283,076

RETAILING 0.1%
Home Retail Group plc                                      21,130         91,308

SOFTWARE & SERVICES 0.2%
Logica plc                                                 88,483        189,469

TRANSPORTATION 0.0%
FirstGroup plc                                              1,989         20,512

UTILITIES 1.2%
Centrica plc                                              149,184        917,561

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
United Utilities plc                                       35,742        486,380
                                                                    ------------
                                                                       1,403,941
                                                                    ------------
                                                                      21,766,602
                                                                    ------------
TOTAL COMMON STOCK
   (COST $108,259,549)                                               114,978,149
                                                                    ------------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

REPURCHASE AGREEMENT 2.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08,
   due 07/01/08 at 1.95%, with a maturity
   value of $2,355,128 (fully collateralized
   by Federal Home Loan Mortgage Corp. with a
   value of $2,406,975.)                                2,355,000      2,355,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $2,355,000)                                                   2,355,000
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $110,896,288 and the unrealized appreciation and depreciation were $13,223,700 and ($6,786,839), respectively, with a net unrealized appreciation of $6,436,861.

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $113,056,624 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

(a)  Bankrupt security/delisted.

(b)  Fair-valued by Management.

(c) Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CVA - Dutch Certificate

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                    IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $          1,921,525
Level 2 - Other Significant Observable Inputs                        115,411,624
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $        117,333,149

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 95.4%   COMMON STOCK                                 301,964,468    295,697,588
  2.1%   PREFERRED STOCK                                5,449,651      6,447,672
   --%   RIGHTS                                                --            215
  3.2%   SHORT-TERM INVESTMENT                          9,945,000      9,945,000
--------------------------------------------------------------------------------
100.7%   TOTAL INVESTMENTS                            317,359,119    312,090,475
(0.7)%   OTHER ASSETS AND LIABILITIES                                (2,187,294)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  309,903,181

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 95.4% OF NET ASSETS

ARGENTINA 0.3%
--------------------------------------------------------------------------------
ENERGY 0.2%
Petrobras Energia Participaciones S.A. ADR                 43,600        523,200
TELECOMMUNICATION SERVICES  0.1%
Telecom Argentina S.A. ADR *                               25,200        359,100
                                                                    ------------
                                                                         882,300
AUSTRALIA 5.5%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Boart Longyear Group                                       19,800        42,337
COMMERCIAL SERVICES & SUPPLIES 0.1%
Downer EDI Ltd.                                            38,000        249,599
ENERGY 2.0%
Aquila Resources Ltd. *                                    22,800        361,644
Australian Worldwide Exploration Ltd. *                    47,000        187,418
Carnarvon Petroleum Ltd. *                                313,100        157,563
Centennial Coal Co., Ltd.                                  66,500        355,753
Felix Resources Ltd.                                       17,700        288,074
New Hope Corp., Ltd.                                      106,393        544,675
Origin Energy Ltd.                                        124,100      1,920,020
Queensland Gas Co., Ltd. *                                 62,700        322,563
Santos Ltd.                                                91,700      1,888,789
                                                                    ------------
                                                                       6,026,499
FOOD, BEVERAGE & TOBACCO 0.4%
Coca-Cola Amatil Ltd.                                      27,134        182,347
Lion Nathan Ltd.                                          132,700      1,087,041
                                                                    ------------
                                                                       1,269,388

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
MATERIALS 3.0%
Aditya Birla Minerals Ltd.                                 49,200        102,915
BlueScope Steel Ltd.                                      112,238      1,219,562
Dominion Mining Ltd.                                       31,900        101,609
Fortescue Metals Group Ltd. *                             232,200      2,638,026
Incitec Pivot Ltd.                                          7,700      1,363,437
Macarthur Coal Ltd.                                        18,000        290,547
Mount Gibson Iron Ltd. *                                   75,400        224,229
Nufarm Ltd.                                                45,000        686,626
OneSteel Ltd.                                             143,800      1,025,016
Orica Ltd.                                                 45,100      1,265,843
Portman Ltd. *                                             18,800        306,828
                                                                    ------------
                                                                       9,224,638
MEDIA 0.0%
Seven Network Ltd.                                         16,400        118,561
                                                                    ------------
                                                                      16,931,022
AUSTRIA 0.5%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Andritz AG                                                  8,400        526,884
ENERGY 0.2%
OMV AG                                                      6,200        484,407
MATERIALS 0.1%
Voestalpine AG                                              5,600        458,276
                                                                    ------------
                                                                       1,469,567
BELGIUM 1.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING 0.5%
Delhaize Group                                             22,200      1,486,916
MATERIALS 0.8%
Solvay S.A.                                                 5,600        729,568
Tessenderlo Chemie N.V.                                     3,653        193,810
Umicore                                                    32,500      1,598,464
                                                                    ------------
                                                                       2,521,842
RETAILING 0.0%
S.A. D' Ieteren N.V.                                          164         45,222
TELECOMMUNICATION SERVICES 0.0%
Telenet Group Holding N.V. *                                1,782         40,275
                                                                    ------------
                                                                       4,094,255
BERMUDA 1.3%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Chen Hsong Holdings Ltd.                                  310,000        132,556
CITIC Resources Holdings Ltd. *                           140,000         59,631
Johnson Electric Holdings Ltd.                            436,500        194,953
Noble Group Ltd.                                            3,000          5,251
NWS Holdings Ltd.                                         105,000        274,193
                                                                    ------------
                                                                         666,584
CONSUMER DURABLES & APPAREL 0.1%
Yue Yuen Industrial (Holdings) Ltd.                       108,500        257,779

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CONSUMER SERVICES 0.0%
Mandarin Oriental International Ltd.                       40,000         69,815
Star Cruises Ltd. *                                       189,000         37,782
                                                                    ------------
                                                                         107,597
DIVERSIFIED FINANCIALS 0.2%
Guoco Group Ltd.                                           30,000        303,986
Jardine Strategic Holdings Ltd.                             7,000        119,237
                                                                    ------------
                                                                         423,223
ENERGY 0.1%
CNPC Hong Kong Ltd.                                       880,000        416,041
FOOD & STAPLES RETAILING 0.1%
Dairy Farm International Holdings Ltd.                     27,900        134,904
FOOD, BEVERAGE & TOBACCO 0.0%
People's Food Holdings Ltd.                                 7,000          5,308
REAL ESTATE 0.3%
Chinese Estates Holdings Ltd.                             188,000        289,643
Great Eagle Holdings Ltd.                                  94,000        278,663
SEA Holdings Ltd.                                          36,000         22,741
Sinolink Worldwide Holdings Ltd.                        1,086,000        157,442
SRE Group Ltd.                                            950,000        102,438
                                                                    ------------
                                                                         850,927
RETAILING 0.1%
Chow Sang Sang Holdings International Ltd.                 48,000         48,603
Esprit Holdings Ltd.                                       30,500        317,581
Wing On Co. International Ltd.                             29,000         52,753
                                                                    ------------
                                                                         418,937
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Digital China Holdings Ltd.                                75,000         49,527
TPV Technology Ltd.                                       100,000         52,181
                                                                    ------------
                                                                         101,708
TRANSPORTATION 0.2%
Pacific Basin Shipping Ltd.                               309,000        442,140
Transport International Holdings Ltd.                      56,000        244,190
                                                                    ------------
                                                                         686,330
                                                                    ------------
                                                                       4,069,338
BRAZIL 1.3%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.0%
Bradespar S.A.                                              3,200         85,834
FOOD, BEVERAGE & TOBACCO 0.2%
Souza Cruz S.A.                                            20,300        578,697
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Natura Cosmeticos S.A.                                     39,900        410,673
MATERIALS 0.4%
Acos Villares S.A.                                        549,000        410,954
Suzano Papel e Celulose S.A.                               41,200        667,434
                                                                    ------------
                                                                       1,078,388

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UTILITIES 0.6%
Companhia de Saneamento Basico do Estado de Sao
   Paulo                                                   27,000        690,537
Companhia de Saneamento de Minas Gerais - Copasa
   MG                                                      18,700        346,098
CPFL Energia S.A.                                          16,000        362,298
EDP - Energias do Brasil S.A.                              18,900        376,090
                                                                    ------------
                                                                       1,775,023
                                                                    ------------
                                                                       3,928,615
CANADA 7.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Linamar Corp.                                              14,100        172,845
Magna International, Inc., Class A                            400         23,803
                                                                    ------------
                                                                         196,648
BANKS 0.1%
Laurentian Bank of Canada                                   5,800        238,552
National Bank of Canada                                     1,600         79,459
                                                                    ------------
                                                                         318,011
CAPITAL GOODS 0.2%
Bombardier, Inc., Class B *                                92,500        672,183
SNC-Lavalin Group, Inc.                                     2,100        115,369
                                                                    ------------
                                                                         787,552
DIVERSIFIED FINANCIALS 0.1%
Dundee Corp., Class A *                                    14,200        171,843
ENERGY 2.5%
Addax Petroleum Corp.                                      28,400      1,371,400
AltaGas Income Trust                                       14,800        371,705
Daylight Resources Trust                                   19,300        228,829
Ensign Energy Services, Inc.                               10,100        220,086
Flint Energy Services Ltd. *                               11,900        287,785
Freehold Royalty Trust                                     13,000        305,845
Keyera Facilities Income Fund                              16,400        356,242
Mullen Group Income Fund                                   23,700        526,434
Nexen, Inc.                                                17,500        697,803
Penn West Energy Trust                                     43,190      1,460,421
Provident Energy Trust                                     62,500        719,574
Savanna Energy Services Corp.                              16,000        368,736
Trilogy Energy Trust                                        8,200        109,285
Vermilion Energy Trust                                     19,700        854,884
                                                                    ------------
                                                                       7,879,029
FOOD, BEVERAGE & TOBACCO 0.1%
Rothmans, Inc.                                             15,100        401,304
INSURANCE 0.3%
Industrial Alliance Insurance & Financial
   Services, Inc.                                          22,100        742,302
Power Corp. of Canada                                       4,500        137,776
                                                                    ------------
                                                                         880,078
MATERIALS 3.7%
Agnico-Eagle Mines Ltd.                                     3,000        225,037
Agrium, Inc.                                               22,010      2,373,247
European Goldfields Ltd. *                                    440          2,054
Fording Canadian Coal Trust                                 9,500        908,355
Gerdau Ameristeel Corp.                                    64,000      1,237,070

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
IAMGOLD Corp.                                              99,000        592,233
Inmet Mining Corp.                                         10,500        696,911
Kinross Gold Corp.                                         18,800        444,327
Methanex Corp.                                             27,400        774,412
Northgate Minerals Corp. *                                 39,200        108,024
Potash Corp. of Saskatchewan, Inc.                          4,700      1,090,398
Sherritt International Corp.                               60,100        904,712
Teck Cominco Ltd., Class B                                  3,100        149,482
Yamana Gold, Inc.                                         116,900      1,944,321
                                                                    ------------
                                                                      11,450,583
MEDIA 0.0%
Shaw Communications, Inc., Class B                            600         12,251
SOFTWARE & SERVICES 0.0%
CGI Group, Inc., Class A *                                  1,700         16,938
UTILITIES 0.3%
ATCO Ltd., Class I                                            100          5,106
Fortis, Inc.                                               32,200        857,656
TransAlta Corp.                                               200          7,230
                                                                    ------------
                                                                         869,992
                                                                    ------------
                                                                      22,984,229
CAYMAN ISLANDS 0.4%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
China State Construction International Holdings
   Ltd. *                                                 568,000        147,149
CONSUMER DURABLES & APPAREL 0.1%
Shenzhou International Group                              617,000        164,592
FOOD, BEVERAGE & TOBACCO 0.1%
Chaoda Modern Agriculture (Holdings) Ltd.                 178,200        225,446
REAL ESTATE 0.1%
Greentown China Holdings Ltd.                             199,000        154,166
New World China Land Ltd.                                 481,600        249,135
                                                                    ------------
                                                                         403,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
ASM Pacific Technology Ltd.                                 3,100         23,430
TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                      185,500        140,583
                                                                    ------------
                                                                       1,104,501
CHILE  0.3%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.0%
Administradora de Fondos de Pensiones Provida S.A.
   ADR                                                        266          6,791
FOOD, BEVERAGE & TOBACCO 0.2%
Compania Cervecerias Unidas S.A. ADR                       14,200        414,072
Embotelladora Andina S.A. Series A ADR                      1,817         25,910

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Embotelladora Andina S.A. Series B ADR                      2,000         30,580
                                                                    ------------
                                                                         470,562
TRANSPORTATION 0.1%
Lan Airlines S.A. ADR                                      39,600        405,504
                                                                    ------------
                                                                         882,857
CHINA 1.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Dongfeng Motor Group Co., Ltd., Class H                   530,000        212,321
Jiangling Motors Corp., Ltd., Class B                      64,700         54,712
Zhejiang Glass Co., Ltd., Class H *                       55,000          40,242
                                                                    ------------
                                                                         307,275

CAPITAL GOODS 0.5%
Baoye Group Co., Ltd., Class H                            294,000        167,413
China International Marine Containers (Group) Co.,
   Ltd., Class B                                          171,800        204,806
First Tractor Co., Ltd., Class H                          304,000         68,799
Harbin Power Equipment Co., Ltd., Class H                 360,000        523,531
Jingwei Textile Machinery Co., Ltd., Class H               96,000         20,687
Shanghai Electric Group Co., Ltd., Class H *              412,000        202,083
Shanghai Mechanical & Electrical Industry Co.
   Ltd., Class B                                          110,341        145,450
Weichai Power Co., Ltd., Class H                           54,000        232,528
                                                                    ------------
                                                                       1,565,297
CONSUMER DURABLES & APPAREL 0.0%
Weiqiao Textile Co., Ltd., Class H                         45,000         35,106
ENERGY 0.3%
China Oilfield Services Ltd., Class H                      34,000         61,256
Yanzhou Coal Mining Co., Ltd., Class H                    472,000        879,988
                                                                    ------------
                                                                         941,244
FOOD, BEVERAGE & TOBACCO 0.1%
Yantai Changyu Pioneer Wine Co., Ltd., Class B             57,800        362,816
MATERIALS 0.1%
Bengang Steel Plates Co., Ltd., Class B *                 260,200        188,886
China Bluechemical Ltd., Class H                           16,000         11,091
Shandong Chenming Paper Holdings, Ltd., Class B (a)       191,900        158,943
                                                                    ------------
                                                                         358,920
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Livzon Pharmaceutical Group, Inc., Class B (a)             97,400        151,164

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.4%
China Shipping Container Lines Co., Ltd., Class H       1,699,750        666,078
Guangshen Railway Co., Ltd., Class H                      342,000        154,818
Sinotrans Ltd., Class H                                   343,000         84,548
Zhejiang Expressway Co., Ltd., Class H                    472,000        364,554
                                                                    ------------
                                                                       1,269,998
UTILITIES 0.1%
Datang International Power Generation Co., Ltd.,
   Class H                                                 90,000         53,492
Guangdong Electric Power Development Co. Ltd.,
   Class B                                                244,600        112,736
Zhejiang Southeast Electric Power Co. Ltd., Class B        69,400         52,310
                                                                    ------------
                                                                         218,538
                                                                    ------------
                                                                       5,210,358
COLUMBIA 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
Bancolombia S.A. ADR                                       17,200        539,908

DENMARK 0.9%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.2%
Carlsberg A/S, Class B                                      6,789        653,982

TRANSPORTATION 0.7%
D/S Norden A/S                                             18,400      1,970,167
DFDS A/S                                                    1,505        215,479
                                                                    ------------
                                                                       2,185,646
                                                                    ------------
                                                                       2,839,628
EGYPT 0.5%
--------------------------------------------------------------------------------
MATERIALS 0.2%
El Ezz Steel Rebars S.A.E.                                 52,000        782,450

TELECOMMUNICATION SERVICES 0.3%
Telecom Egypt                                             273,000        842,617
                                                                    ------------
                                                                       1,625,067
FINLAND 2.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Nokian Renkaat Oyj                                         10,800        512,265

CAPITAL GOODS 1.3%
Cargotec Corp., B Shares                                   12,316        426,102
Kone Oyj, B Shares                                         24,604        860,052
Metso Corp. Oyj                                            28,200      1,276,354
Wartsila Corp. Oyj, Class B                                22,000      1,373,735
                                                                    ------------
                                                                       3,936,243
MATERIALS 0.5%
Outokumpu Oyj                                              15,200        528,203
Rautaruukki Oyj                                            24,400      1,107,604
                                                                    ------------
                                                                       1,635,807
                                                                    ------------
                                                                       6,084,315

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FRANCE 3.9%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.8%
Compagnie Generale des Etablissements Michelin,
   Class B                                                  8,600        614,951
PSA Peugeot Citroen                                        11,928        644,255
Valeo S.A.                                                 32,800      1,049,849
                                                                    ------------
                                                                       2,309,055
CAPITAL GOODS 0.3%
Nexans S.A.                                                 3,517        431,033
Thales S.A.                                                 6,000        341,290
                                                                    ------------
                                                                         772,323
CONSUMER DURABLES & APPAREL 0.2%
Christian Dior S.A.                                         2,333        239,651
Thomson                                                    39,000        202,207
                                                                    ------------
                                                                         441,858
ENERGY 0.3%
Compagnie Generale de Geophysique-Veritas *                21,700      1,024,523

MATERIALS 1.0%
Arkema                                                     28,800      1,617,573
Ciments Francais S.A.                                         970        158,261
Eramet                                                      1,120      1,106,960
Sequana Capital                                            17,863        342,536
                                                                    ------------
                                                                       3,225,330
MEDIA 0.3%
Havas S.A.                                                272,948      1,000,340

SOFTWARE & SERVICES 1.0%
Atos Origin S.A.                                           28,500      1,569,904
Cap Gemini S.A.                                            27,600      1,618,113
                                                                    ------------
                                                                       3,188,017
                                                                    ------------
                                                                      11,961,446
GERMANY 3.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.6%
Bilfinger Berger AG                                        15,260      1,323,249
Deutz AG                                                   65,905        605,055
Krones AG                                                     800         68,386
Rheinmetall AG                                             11,678        842,973
SGL Carbon AG *                                            13,788        966,580
Tognum AG                                                  43,200      1,162,903
                                                                    ------------
                                                                       4,969,146
CONSUMER SERVICES 0.4%
TUI AG                                                     51,600      1,194,533

FOOD, BEVERAGE & TOBACCO 0.3%
Suedzucker AG                                              44,800        814,239

MATERIALS 0.7%
Altana AG                                                  63,320      1,090,882
Lanxess                                                    16,200        665,397
Salzgitter AG                                               1,520        278,445

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
ThyssenKrupp AG                                             3,200        200,750
                                                                    ------------
                                                                       2,235,474
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Epcos AG                                                    6,300        103,997

TELECOMMUNICATION SERVICES 0.1%
Freenet AG                                                 17,926        330,015

TRANSPORTATION 0.1%
Sixt AG                                                     3,300        130,398

UTILITIES 0.0%
MVV Energie AG                                                551         28,553
                                                                    ------------
                                                                       9,806,355
GREECE 0.4%
--------------------------------------------------------------------------------
UTILITIES 0.4%
Public Power Corp. S.A. (PPC)                              37,709      1,307,934

HONG KONG 2.1%
--------------------------------------------------------------------------------
BANKS 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.         164,000        443,296
Wing Hang Bank Ltd.                                        22,500        297,975
                                                                    ------------
                                                                         741,271
CAPITAL GOODS 0.2%
Citic Pacific Ltd.                                         44,000        162,726
Shanghai Industrial Holdings Ltd.                         163,000        479,856
                                                                    ------------
                                                                         642,582
CONSUMER SERVICES 0.1%
The Hongkong & Shanghai Hotels, Ltd.                      196,000        296,538

DIVERSIFIED FINANCIALS 0.0%
Allied Properties (H.K.) Ltd                              390,000         60,158

MATERIALS 0.0%
Shougang Concord International Enterprises Co.,
   Ltd.                                                   226,000         73,895

MEDIA 0.1%
Television Broadcasts Ltd.                                 66,000        381,224

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
China Pharmaceutical Group Ltd.                           606,000        303,072

REAL ESTATE 0.4%
Emperor International Holdings Ltd.                       615,000        211,998
Kowloon Development Co., Ltd.                             171,000        314,319
New World Development Co., Ltd.                            95,000        194,045
Wheelock & Co., Ltd.                                      124,000        333,179
                                                                    ------------
                                                                       1,053,541
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Lenovo Group Ltd.                                         646,000        439,475

TELECOMMUNICATION SERVICES 0.0%
PCCW Ltd.                                                 127,000         76,916

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.3%
Cathay Pacific Airways Ltd.                               174,000        331,412
Hopewell Holdings Ltd.                                    116,000        412,348
                                                                    ------------
                                                                         743,760
UTILITIES 0.5%
Guangdong Investment Ltd.                                 786,000        319,076
Hongkong Electric Holdings Ltd.                           214,500      1,283,498
                                                                    ------------
                                                                       1,602,574
                                                                    ------------
                                                                       6,415,006
HUNGARY 0.3%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.3%
Magyar Telekom Nyrt.                                      200,000        974,504

INDIA 2.1%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Hero Honda Motors Ltd.                                      1,700         27,089
Mahindra & Mahindra Ltd.                                   18,680        208,441
Maruti Suzuki India                                         6,780         96,789
                                                                    ------------
                                                                         332,319
BANKS 0.3%
Bank of India                                              56,770        287,974
Bank of Maharashtra Ltd.                                  197,020        156,095
Dena Bank Ltd.                                            133,690        126,194
Indian Bank                                                40,230         89,304
Syndicate Bank                                            230,390        273,531
                                                                    ------------
                                                                         933,098
CAPITAL GOODS 0.2%
Bharat Electronics Ltd.                                     7,110        167,769
Bharat Heavy Electricals Ltd.                               4,240        135,576
SKF India Ltd.                                             24,194        117,012
Tata Motors Ltd.                                            7,490         74,369
                                                                    ------------
                                                                         494,726
CONSUMER SERVICES 0.1%
Indian Hotels Co., Ltd.                                    97,536        174,001

DIVERSIFIED FINANCIALS 0.1%
JM Financial Ltd.                                          10,265        347,515

ENERGY 0.1%
Bongaigaon Refinery & Petrochemicals Ltd. (BRP)            48,220         54,386
The Great Eastern Shipping Co., Ltd.                       21,580        189,119
                                                                    ------------
                                                                         243,505
MATERIALS 0.9%
ACC Ltd.                                                    3,070         37,275
Birla Corp., Ltd.                                          37,050        146,872
Grasim Industries Ltd. *                                    2,050         88,524
Gujarat Alkalies & Chemicals Ltd.                          33,880        124,017
Gujarat Fluorochemicals Ltd.                                2,200          9,465
Gujarat Narmada Valley Fertilizers Co., Ltd.               64,890        177,968

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Gujarat State Fertilizers & Chemicals Ltd.                 37,210        127,869
Hindalco Industries Ltd. *                                 57,510        191,803
Hindustan Zinc Ltd.                                        38,310        469,444
Jindal Stainless Ltd.                                      48,660        139,733
Jindal Steel & Power Ltd.                                     750         30,565
National Aluminium Co., Ltd.                                6,740         55,145
Pidilite Industries Ltd.                                   20,270         60,407
Sesa Goa Ltd.                                               4,712        371,622
Steel Authority of India Ltd.                              39,790        128,969
Sterlite Industries (India) Ltd. *                         17,150        277,762
Tata Chemicals Ltd.                                        17,930        120,132
Tata Steel Ltd.                                             8,172        138,573
Ultra Tech Cement Ltd.                                     14,940        188,575
                                                                    ------------
                                                                       2,884,720
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Ipca Laboratories Ltd.                                      6,072         77,208
Sun Pharmaceutical Industries Ltd. *                        2,090         67,638
Wockhardt Ltd.                                              5,390         23,135
                                                                    ------------
                                                                         167,981
SOFTWARE & SERVICES 0.2%
HCL Technologies Ltd.                                      51,400        316,177
Satyam Computer Services Ltd.                              44,674        455,378
                                                                    ------------
                                                                         771,555
TRANSPORTATION 0.0%
Container Corp. of India Ltd.                               3,300         60,467
Shipping Corp. of India Ltd.                                5,017         25,384
                                                                    ------------
                                                                          85,851
UTILITIES 0.0%
Gail India Ltd.                                             1,190          9,115
                                                                    ------------
                                                                       6,444,386
INDONESIA 0.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS  0.1%
PT Astra International Tbk                                 82,000        171,639

BANKS 0.3%
PT Bank Negara Indonesia (Persero) Tbk                  5,936,000        781,051
PT Bank Rakyat Indonesia                                  858,000        476,647
                                                                    ------------
                                                                       1,257,698
CAPITAL GOODS 0.1%
PT United Tractors Tbk                                    140,000        184,778

ENERGY 0.1%
PT Apexindo Pratama Duta Tbk                              227,000         52,994
PT Bumi Resources Tbk                                     342,000        305,219
                                                                    ------------
                                                                         358,213
FOOD, BEVERAGE & TOBACCO 0.1%
PT Astra Agro Lestari Tbk                                 116,000        373,369
PT Hanjaya Mandala Sampoerna Tbk                           23,000         27,410
                                                                    ------------
                                                                         400,779

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
HOUSEHOLD & PERSONAL PRODUCTS 0.0%
PT Unilever Indonesia Tbk                                  47,000         34,409

MATERIALS 0.1%
PT International Nickel Indonesia Tbk (INCO)              270,000        177,516
                                                                    ------------
                                                                       2,585,032
IRELAND 0.9%
--------------------------------------------------------------------------------
ENERGY 0.4%
Dragon Oil plc *                                           50,000        447,326
Dragon Oil plc 2 *                                         84,206        764,988
                                                                    ------------
                                                                       1,212,314
FOOD, BEVERAGE & TOBACCO 0.3%
Kerry Group plc, Class A                                   32,800        971,204

INSURANCE 0.2%
Irish Life & Permanent plc                                 71,213        751,064
                                                                    ------------
                                                                       2,934,582
ISRAEL 0.1%
--------------------------------------------------------------------------------
BANKS 0.1%
First International Bank of Israel Ltd. (FIBI) *           17,919        216,865

ITALY 2.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Pirelli & C. S.p.A.                                     1,443,212        990,145

BANKS 0.2%
UBI Banca - Unione di Banche Italiane S.c.p.A.             26,400        616,852

INSURANCE 1.0%
Fondiaria - Sai S.p.A.                                     36,600      1,206,177
Milano Assicurazioni S.p.A.                               132,929        682,990
Unipol Gruppo Finanziario S.p.A.                          472,000      1,108,961
                                                                    ------------
                                                                       2,998,128
MEDIA 0.4%
Mediaset S.p.A.                                            33,000        217,044
Mondadori (Arnoldo) Editore S.p.A.                        174,000      1,022,151
                                                                    ------------
                                                                       1,239,195
UTILITIES 0.4%
A2A S.p.A.                                                230,000        839,761
Iride S.p.A.                                              162,000        495,608
                                                                    ------------
                                                                       1,335,369
                                                                    ------------
                                                                       7,179,689
JAPAN 19.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.7%
Fuji Heavy Industries Ltd.                                253,000      1,241,183
Mazda Motor Corp.                                         274,000      1,426,370
NGK Spark Plug Co., Ltd.                                   53,000        610,049
Sumitomo Rubber Industries Ltd.                            88,700        663,467

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Yamaha Motor Co., Ltd.                                     63,200      1,183,610
                                                                    ------------
                                                                       5,124,679
BANKS 2.4%
Chuo Mitsui Trust Holdings, Inc.                          263,000      1,566,478
Fukuoka Financial Group, Inc.                             265,000      1,197,943
Sapporo Hokuyo Holdings, Inc.                                 118        798,462
The 77 Bank, Ltd.                                         158,000        993,533
The Bank of Kyoto Ltd.                                     12,000        125,431
The Hachijuni Bank, Ltd.                                   67,000        434,706
The Joyo Bank, Ltd.                                         7,000         34,090
The Nishi-Nippon City Bank, Ltd.                          283,000        844,004
Yamaguchi Financial Group, Inc.                            95,000      1,314,893
                                                                    ------------
                                                                       7,309,540
CAPITAL GOODS 3.0%
Amada Co., Ltd.                                           147,000      1,162,912
Fuji Electric Holdings Co., Ltd.                           85,000        300,536
Hankyu Hanshin Holdings, Inc.                              49,000        205,900
Hino Motors, Ltd.                                          94,000        583,825
Hitachi Cable Ltd.                                        114,000        428,839
Hitachi Construction Machinery Co., Ltd.                   30,100        843,881
JS Group Corp.                                             80,200      1,276,930
Kubota Corp.                                              146,000      1,049,286
SMC Corp.                                                   4,800        526,829
Sojitz Corp.                                              414,600      1,383,045
Toyota Tsusho Corp.                                        62,700      1,471,654
                                                                    ------------
                                                                       9,233,637
CONSUMER DURABLES & APPAREL 0.9%
Casio Computer Co., Ltd.                                   97,700      1,111,675
Makita Corp.                                               40,500      1,657,454
                                                                    ------------
                                                                       2,769,129
DIVERSIFIED FINANCIALS 0.0%
SBI Holdings, Inc.                                            447         97,832

ENERGY 0.9%
Japan Petroleum Exploration Co., Ltd.                      19,800      1,413,597
Nippon Mining Holdings, Inc.                              217,000      1,362,456
                                                                    ------------
                                                                       2,776,053
FOOD & STAPLES RETAILING 0.0%
Aeon Co., Ltd.                                              4,200         51,990

FOOD, BEVERAGE & TOBACCO 0.8%
Ajinomoto Co., Inc.                                        94,000        890,550
Asahi Breweries Ltd.                                       90,700      1,695,502
                                                                    ------------
                                                                       2,586,052
INSURANCE 0.4%
Aioi Insurance Co., Ltd.                                  221,000      1,179,852
The Fuji Fire & Marine Insurance Co., Ltd.                  7,000         18,678
                                                                    ------------
                                                                       1,198,530
MATERIALS 4.6%
Asahi Kasei Corp.                                         184,000        964,692

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Denki Kagaku Kogyo Kabushiki Kaisha                       173,000        641,559
DIC Corp.                                                 263,000        763,217
Hitachi Chemical Co., Ltd.                                 18,500        381,800
Kaneka Corp.                                              139,000        946,856
Kobe Steel Ltd.                                           295,000        844,770
Kuraray Co., Ltd.                                         108,000      1,288,634
Mitsubishi Chemical Holdings Corp.                        143,500        835,601
Mitsubishi Gas Chemical Co., Inc.                         148,000      1,066,195
Mitsubishi Rayon Co., Ltd.                                267,000        842,181
Mitsui Chemicals, Inc.                                    183,000        903,692
Nisshin Steel Co., Ltd.                                   206,000        701,223
Pacific Metals Co., Ltd.                                   22,000        180,229
Showa Denko K.K.                                          277,000        735,402
Tosoh Corp.                                               254,000      1,039,964
Toyo Seikan Kaisha Ltd.                                    61,100      1,078,639
Yamato Kogyo Co., Ltd.                                     19,800        945,530
                                                                    ------------
                                                                      14,160,184
MEDIA 0.0%
Nippon Television Network Corp.                               730         83,510

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Dainippon Sumitomo Pharma Co., Ltd.                       123,000        994,922

REAL ESTATE 0.1%
Daiwa House Industry Co., Ltd.                             24,000        225,929

RETAILING 0.4%
Aoyama Trading Co., Ltd.                                    8,400        155,002
Marui Group Co., Ltd.                                     144,000      1,121,091
                                                                    ------------
                                                                       1,276,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
Rohm Co., Ltd.                                             18,100      1,045,080

TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
Alps Electric Co., Ltd.                                    40,100        414,762
Omron Corp.                                                67,500      1,456,848
Seiko Epson Corp.                                          44,300      1,217,532
Yokogawa Electric Corp.                                    52,900        484,654
                                                                    ------------
                                                                       3,573,796
TRANSPORTATION 1.4%
Japan Airlines Corp. *                                     26,000         54,609
Kamigumi Co., Ltd.                                        134,000      1,015,941
Kawasaki Kisen Kaisha Ltd.                                158,000      1,484,827
Keisei Electric Railway Co., Ltd.                          22,000        112,615
West Japan Railway Co.                                        367      1,801,333
                                                                    ------------
                                                                       4,469,325
UTILITIES 1.0%
Hokkaido Electric Power Co., Inc.                          70,200      1,429,655
The Chugoku Electric Power Co., Inc.                       80,700      1,722,012
                                                                    ------------
                                                                       3,151,667
                                                                    ------------
                                                                      60,127,948

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
LUXEMBOURG 0.6%
--------------------------------------------------------------------------------
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Oriflame Cosmetics S.A.                                    12,400        792,412

TELECOMMUNICATION SERVICES 0.4%
COLT Telecom Group S.A.*                                  383,561      1,114,558
                                                                    ------------
                                                                       1,906,970
MALAYSIA 0.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
UMW Holdings Berhad                                       127,000        233,570

BANKS 0.0%
Hong Leong Bank Berhad                                     63,000        112,997

CAPITAL GOODS 0.2%
Boustead Holdings Berhad                                   61,500        102,808
Hap Seng Consolidated Berhad                              315,000        266,258
Ranhill Berhard                                           336,000         96,291
                                                                    ------------
                                                                         465,357
CONSUMER SERVICES 0.0%
KFC Holdings (Malaysia) Berhad                             25,000         48,571

ENERGY 0.0%
Petronas Dagangan Berhad                                   27,000         62,050

FOOD, BEVERAGE & TOBACCO 0.1%
Asiatic Development Berhard                                67,000        168,548
Sarawak Oil Palms Berhad                                   12,000         22,954
                                                                    ------------
                                                                         191,502
MATERIALS 0.1%
Lion Industries Corp. Berhard                             302,000        242,178
Southern Steel Berhad                                      24,000         22,782
Titan Chemicals Corp. Berhad                               63,000         24,896
                                                                    ------------
                                                                         289,856
TRANSPORTATION 0.0%
Malaysian Airline System Berhad *                         151,000        143,435

UTILITIES 0.0%
Tenaga Nasional Berhad                                     20,000         50,034
                                                                    ------------
                                                                       1,597,372
MAURITIUS 0.1%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.1%
Golden Agri-Resources Ltd.                                502,000        331,369

MEXICO 1.5%
--------------------------------------------------------------------------------
BANKS 0.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O           24,800        116,628

CAPITAL GOODS 0.7%
Alfa S.A.B., Class A                                       89,500        640,023
Empresas ICA S.A.B.  de C.V. *                             90,100        564,201
Grupo Carso S.A. de C.V., Series A1                       135,900        633,834

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Mexichem S.A. de C.V.                                      57,300        463,096
                                                                    ------------
                                                                       2,301,154
FOOD & STAPLES RETAILING 0.1%
Controladora Comercial Mexicana S.A. de C.V.               97,700        293,202
Grupo Gigante S.A. de C.V., Class B                        71,800        121,835
                                                                    ------------
                                                                         415,037
FOOD, BEVERAGE & TOBACCO 0.3%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L           77,700        439,691
Gruma S.A.B., Class B *                                    35,300         96,592
Grupo Continental, S.A.B.                                 129,600        329,746
Industrias Bachoco S.A., Class B                           15,200         36,832
                                                                    ------------
                                                                         902,861
MATERIALS 0.3%
Grupo Mexico S.A.B. de C.V., Series B                     174,300        395,479
Industrias CH S.A., Series B *                             75,700        421,987
                                                                    ------------
                                                                         817,466
TRANSPORTATION 0.1%
Grupo Aeroportuario del Pacifico S.A. de C.V.,
   Class B                                                 23,900         70,798
Grupo Aeroportuario del Sureste S.A.B. de C.V.,
   Class B                                                 14,800         76,704
                                                                    ------------
                                                                         147,502
                                                                    ------------
                                                                       4,700,648
NETHERLANDS 1.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Koninklijke BAM Groep N.V.                                 31,800        558,059

COMMERCIAL SERVICES & SUPPLIES 0.0%
USG People N.V.                                             6,866        124,159

MATERIALS 0.4%
Akzo Nobel N.V.                                             8,582        587,297
Koninklijke DSM N.V.                                        8,784        514,846
                                                                    ------------
                                                                       1,102,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
STMicroelectronics N.V.                                    11,144        115,466

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Gemalto N.V. *                                             14,581        529,059

TRANSPORTATION 0.2%
Smit Internationale N.V.                                    6,000        583,867
                                                                    ------------
                                                                       3,012,753
NEW ZEALAND 0.3%
--------------------------------------------------------------------------------
MATERIALS 0.1%
Fletcher Building Ltd.                                     82,500        399,046

RETAILING 0.0%
The Warehouse Group Ltd.                                    1,200          3,749

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.0%
Air New Zealand Ltd.                                       92,000         76,335

UTILITIES 0.2%
Contact Energy Ltd.                                        58,200        354,209
TrustPower Ltd.                                            23,931        135,629
                                                                    ------------
                                                                         489,838
                                                                    ------------
                                                                         968,968
NORWAY 1.0%
--------------------------------------------------------------------------------
ENERGY 1.0%
Bonheur A.S.A.                                             25,500      1,350,863
Fred. Olsen Energy A.S.A.                                  11,200        678,546
Petroleum Geo-Services A.S.A. *                            44,100      1,079,943
                                                                    ------------
                                                                       3,109,352
PAPUA NEW GUINEA 0.3%
--------------------------------------------------------------------------------
ENERGY 0.3%
Oil Search Ltd.                                           156,400      1,020,471

PERU 0.1%
--------------------------------------------------------------------------------
MATERIALS 0.1%
Compania de Minas Buenaventura S.A. ADR                     6,400        418,368

PHILIPPINES 0.4%
--------------------------------------------------------------------------------
ENERGY 0.1%
Petron Corp.                                            2,341,000        337,963

FOOD, BEVERAGE & TOBACCO 0.0%
San Miguel Corp.                                           62,000         56,509

MATERIALS 0.1%
Philex Mining Corp.                                     1,085,800        171,552

TELECOMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.                                        10,000        262,419
Philippine Long Distance Telephone Co.                      2,000        106,927
Pilipino Telephone Corp. *                              1,179,000        207,376
                                                                    ------------
                                                                         576,722
                                                                    ------------
                                                                       1,142,746
POLAND 1.3%
--------------------------------------------------------------------------------
ENERGY 0.8%
Grupa Lotos S.A. *                                         40,000        496,775
Polski Koncern Naftowy Orlen S.A. *                        70,000      1,119,051
Polskie Gornictwo Naftowe I Gazownictwo S.A.              576,000        898,537
                                                                    ------------
                                                                       2,514,363
MATERIALS 0.3%
KGHM Polska Miedz S.A. *                                   21,700      1,015,634

TELECOMMUNICATION SERVICES 0.2%
Telekomunikacja Polska S.A.                                63,000        609,592

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
                                                                    ------------
                                                                       4,139,589
PORTUGAL 0.2%
--------------------------------------------------------------------------------
MATERIALS 0.2%
Semapa - Sociedade de Investimento e Gestao, SGPS,
   S.A.                                                    52,000        647,639

REPUBLIC OF KOREA 3.9%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Hankook Tire Co., Ltd.                                     16,130        224,244
Hyundai Mobis                                               8,652        700,348
                                                                    ------------
                                                                         924,592
CAPITAL GOODS 1.1%
Daelim Industrial Co., Ltd.                                 3,280        335,194
Doosan Corp. *                                              2,770        462,550
Doosan Infracore Co., Ltd.                                  5,740        165,993
Hyundai Mipo Dockyard Co., Ltd.                               540        105,504
LG Corp.                                                   14,630        947,857
LS Corp.                                                    3,320        290,428
Samho International Co., Ltd.                               6,560         86,488
Samsung Heavy Industries Co., Ltd.                         15,010        534,523
SK Holdings Co., Ltd.                                       1,090        134,264
SK Networks Co., Ltd. *                                    10,350        177,838
                                                                    ------------
                                                                       3,240,639
COMMERCIAL SERVICES & SUPPLIES 0.0%
S1 Corp.                                                    1,810        108,665

CONSUMER DURABLES & APPAREL 0.0%
Youngone Corp.                                             15,880        111,429

ENERGY 0.1%
SK Energy Co., Ltd.                                         2,669        296,727
SK Gas Co., Ltd.                                            1,581        119,499
                                                                    ------------
                                                                         416,226
FOOD, BEVERAGE & TOBACCO 0.2%
KT&G Corp.                                                  4,760        409,771
Ottogi Corp.                                                1,500        217,041
                                                                    ------------
                                                                         626,812
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
LG Household & Health Care Ltd.                               145         28,395
Pacific Corp.                                               3,620        444,039
                                                                    ------------
                                                                         472,434
INSURANCE 0.3%
Dongbu Insurance Co., Ltd.                                 11,610        425,792
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)           16,600        361,286
                                                                    ------------
                                                                         787,078
MATERIALS 0.9%
Dongkuk Steel Mill Co., Ltd.                                7,710        331,600
Hanwha Chemical Corp.                                      20,540        227,176
Hanwha Corp.                                                1,590         56,123
Hyosung Corp.                                               5,310        377,141

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Korea Petrochemical Industrial Co., Ltd.                    3,510        167,668
Korea Zinc Co., Ltd.                                        2,330        318,139
LG Chem Ltd.                                               12,820      1,224,090
                                                                    ------------
                                                                       2,701,937
RETAILING 0.2%
GS Home Shopping, Inc.                                        980         63,533
Hyundai Department Store Co., Ltd.                          8,330        673,682
                                                                    ------------
                                                                         737,215
SOFTWARE & SERVICES 0.0%
Daou Technology, Inc.                                      16,170        102,646

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
LG Display Co., Ltd.                                       12,210        456,391

TELECOMMUNICATION SERVICES 0.4%
KT Corp.                                                   10,560        452,323
KT Freetel Co., Ltd. *                                     12,760        341,850
LG Telecom Ltd.                                            74,520        564,479
                                                                    ------------
                                                                       1,358,652
                                                                    ------------
                                                                      12,044,716
RUSSIA 0.3%
--------------------------------------------------------------------------------
ENERGY 0.2%
Tatneft GDR                                                 4,800        723,600
MATERIALS 0.1%
Mechel ADR                                                  2,300        113,942
                                                                    ------------
                                                                         837,542

SINGAPORE 2.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.0%
Fraser & Neave Ltd.                                       210,000        700,606
Haw Par Corp., Ltd.                                        62,000        297,797
Keppel Corp., Ltd.                                         62,000        508,553
SembCorp Industries Ltd.                                  406,000      1,246,306
Singapore Technologies Engineering Ltd. (ST Engg)         187,000        378,571
United Engineers Ltd.                                      12,000         29,329
                                                                    ------------
                                                                       3,161,162

CONSUMER SERVICES 0.0%
Hotel Plaza Ltd.                                           34,000         42,368

DIVERSIFIED FINANCIALS 0.1%
Kim Eng Holdings Ltd.                                     115,000        146,950
UOB-Kay Hian Holdings Ltd.                                192,000        254,448
                                                                    ------------
                                                                         401,398
ENERGY 0.1%
Singapore Petroleum Co., Ltd.                              56,000        271,523
Straits Asia Resources Ltd.                                13,000         33,735
                                                                    ------------
                                                                         305,258
FOOD, BEVERAGE & TOBACCO 0.0%
Asia Food & Properties Ltd. *                               8,000          4,105

REAL ESTATE 0.3%
Ho Bee Investment Ltd.                                    123,000         74,926

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Singapore Land Ltd.                                        26,000        119,409
United Industrial Corp., Ltd.                              40,000         88,195
UOL Group Ltd.                                            157,000        391,782
Wheelock Properties (S) Ltd.                              152,000        200,829
                                                                    ------------
                                                                         875,141

RETAILING 0.2%
Jardine Cycle & Carriage Ltd.                              27,000        338,388
Metro Holdings Ltd.                                       221,000        129,339
                                                                    ------------
                                                                         467,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
STATS ChipPAC Ltd. *                                      147,000        125,310

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Venture Corp., Ltd.                                        46,000        332,854

TRANSPORTATION 0.2%
ComfortDelGro Corp., Ltd.                                 302,000        333,851
Neptune Orient Lines Ltd.                                  43,000        102,274
SIA Engineering Co., Ltd.                                  11,000         30,183
                                                                    ------------
                                                                         466,308
                                                                    ------------
                                                                       6,181,631
SOUTH AFRICA 1.6%
--------------------------------------------------------------------------------
INSURANCE 0.2%
Liberty Holdings Ltd.                                      18,418        512,611

MATERIALS 1.4%
African Rainbow Minerals Ltd.                              22,000        784,420
AngloGold Ashanti Ltd.                                      1,500         50,939
ArcelorMittal South Africa Ltd., Series L                  33,000        936,083
Assore Ltd.                                                 5,245        524,463
Exxaro Resources Ltd.                                      58,000      1,065,610
Gold Fields Ltd.                                           62,000        784,386
Harmony Gold Mining Co., Ltd. *                            16,000        194,769
                                                                    ------------
                                                                       4,340,670
                                                                    ------------
                                                                       4,853,281
SPAIN 1.0%
--------------------------------------------------------------------------------
CAPITAL GOODS  0.5%
ACS, Actividades de Construccion y Servicios S.A.          13,500        675,524
Obrascon Huarte Lain S.A.                                   1,254         42,495
Sacyr Vallehermoso S.A.                                    28,500        870,030
                                                                    ------------
                                                                       1,588,049

MATERIALS 0.2%
Cementos Portland Valderrivas S.A.                          4,800        363,190
Tubos Reunidos S.A.                                        11,946         72,819
                                                                    ------------
                                                                         436,009
MEDIA 0.3%
Promotora de Informaciones S.A.                            97,264      1,036,854

UTILITIES 0.0%
Union Fenosa S.A.                                           1,677         97,454
                                                                    ------------
                                                                       3,158,366

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
SWEEDEN 2.6%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.7%
AB SKF, Class B                                            90,000      1,402,664
Alfa Laval AB                                              72,000      1,112,359
Saab AB, Class B                                           19,135        479,615
Skanska AB, Class B                                        84,434      1,204,224
Trelleborg AB, B Shares                                    68,000      1,020,370
                                                                    ------------
                                                                       5,219,232
COMMERCIAL SERVICES & SUPPLIES 0.3%
Securitas AB, Class B                                      90,000      1,041,054

ENERGY 0.1%
Lundin Petroleum AB *                                      30,000        441,456

MATERIALS 0.1%
Svenska Cellulosa AB (SCA), Class B                        30,000        422,120

TELECOMMUNICATION SERVICES 0.4%
Tele2 AB, Class B                                          56,000      1,089,012
                                                                    ------------
                                                                       8,212,874
SWITZERLAND 4.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Rieter Holding AG - Reg'd                                   2,250        730,636

CAPITAL GOODS 1.5%
Bobst Group AG - Reg'd                                      7,500        600,130
Bucher Industries AG - Reg'd                                5,680      1,491,691
Georg Fischer AG - Reg'd *                                  1,241        507,558
Schindler Holding AG - Reg'd                               12,300        918,190
Sulzer AG - Reg'd                                           8,000      1,010,709
                                                                    ------------
                                                                       4,528,278

COMMERCIAL SERVICES & SUPPLIES 0.3%
Adecco S.A. - Reg'd                                        16,400        810,685

CONSUMER DURABLES & APPAREL 0.1%
Forbo Holding AG - Reg'd *                                    900        396,437

CONSUMER SERVICES 0.3%
Kuoni Reisen Holding AG - Reg'd                             1,812        868,713

INSURANCE 1.4%
Baloise Holding AG - Reg'd                                 11,600      1,216,654
Helvetia Holding AG                                         3,203      1,243,822
Swiss Life Holding - Reg'd *                                6,720      1,787,650
Swiss Re - Reg'd                                            2,100        139,213
                                                                    ------------
                                                                       4,387,339

MATERIALS 0.4%
Ciba Holding AG                                             9,559        275,206
Clariant AG - Reg'd *                                      92,000        930,165
Schmolz & Bickenbach AG - Reg'd                             2,400        189,194
                                                                    ------------
                                                                       1,394,565

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UTILITIES 0.3%
Elektrizitaets-Gesellschaft Laufenburg AG                     640        908,423
                                                                    ------------
                                                                      14,025,076
TAIWAN 3.1%
--------------------------------------------------------------------------------
BANKS 0.4%

China Development Financial Holding Corp.               1,473,340        593,842
Taiwan Cooperative Bank                                   543,720        504,480
                                                                    ------------
                                                                       1,098,322

CAPITAL GOODS 0.1%
CTCI Corp.                                                 53,000         42,362
Far Eastern Textile Ltd.                                       90            117
Teco Electric & Machinery Co., Ltd.                       449,000        251,179
Walsin Lihwa Corp.                                        273,000         98,281
                                                                    ------------
                                                                         391,939

CONSUMER DURABLES & APPAREL 0.0%
Pou Chen Corp.                                             68,000         59,245

MATERIALS 0.4%
China Steel Corp.                                         432,130        666,147
Formosa Chemicals & Fibre Corp.                           109,730        215,980
Formosa Plastics Corp.                                    155,000        373,370
                                                                    ------------
                                                                       1,255,497

REAL ESTATE 0.1%
Farglory Land Development Co., Ltd.                        66,000        205,543

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Advanced Semiconductor Engineering, Inc.                  664,000        595,222
Macronix International Co., Ltd.                          353,161        154,322
                                                                    ------------
                                                                         749,544

TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
Acer, Inc.                                                154,071        303,107
Asustek Computer, Inc.                                    119,000        323,226
AU Optronics Corp.                                        332,537        525,898
Chi Mei Optoelectronics Corp.                             751,400        865,721
Chunghwa Picture Tubes Ltd. *                           1,176,000        307,415
Compal Electronics, Inc.                                  613,281        661,705
HannStar Display Corp. *                                  480,000        174,721
Inventec Co., Ltd.                                        207,100        121,966
Lite-On Technology Corp.                                  291,938        293,071
Mitac International Corp.                                  29,565         19,976
Quanta Computer, Inc.                                     455,181        703,164
Tatung Co., Ltd. *                                        744,000        299,565
Walsin Technology Corp.                                     8,000          4,053
Wistron Corp.                                             151,276        215,922
Yageo Corp.                                               897,000        277,414
                                                                    ------------
                                                                       5,096,924

TELECOMMUNICATION SERVICES 0.1%
Far EasTone Telecommunications Co., Ltd.                  258,544        410,828

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.1%
Evergreen Marine Corp.                                     44,000         34,902
U-Ming Marine Transport Corp.                             151,000        397,485
                                                                    ------------
                                                                         432,387
                                                                    ------------
                                                                       9,700,229
THAILAND 0.5%
--------------------------------------------------------------------------------

BANKS 0.1%
Bangkok Bank Public Co., Ltd. NVDR                         81,000        288,573
Krung Thai Bank Public Co., Ltd. NVDR                     486,000        122,944
                                                                    ------------
                                                                         411,517
DIVERSIFIED FINANCIALS 0.1%
Thanachart Capital Public Co., Ltd. NVDR                  530,000        212,761

ENERGY 0.1%
Banpu Public Co., Ltd.                                      7,000        113,324
PTT Exploration & Production Public Co., Ltd. NVDR         11,000         63,579
                                                                    ------------
                                                                         176,903
FOOD, BEVERAGE & TOBACCO 0.1%
Thai Bevergae Public Co., Ltd.                          2,121,000        382,333
Thai Union Frozen Products Public Co., Ltd. NVDR           36,000         17,963
                                                                    ------------
                                                                         400,296
MATERIALS 0.1%
PTT Chemical Public Co., Ltd. NVDR                         57,300        180,343
Thai Rayon Public Co., Ltd. NVDR                           53,000         91,940
                                                                    ------------
                                                                         272,283
TELECOMMUNICATION SERVICES 0.0%
Shin Corporation Public Co., Ltd. NVDR                     69,000         54,676

UTILITIES 0.0%
Ratchaburi Electricity Generating Holding Public
   Co., Ltd. NVDR                                          46,000         57,881
                                                                    ------------
                                                                       1,586,317
TURKEY 1.1%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
Koc Holding A/S *                                         342,000        934,399

DIVERSIFIED FINANCIALS 0.2%
Haci Omer Sabanci Holding A/S                             252,000        862,825

FOOD, BEVERAGE & TOBACCO 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S                 30,000        260,192

MATERIALS 0.5%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir)        185,112      1,510,955
                                                                    ------------
                                                                       3,568,371

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UNITED KINGDOM 8.4%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.5%
Balfour Beatty plc                                         21,423        180,217
Bodycote plc                                              178,000        719,280
Qinetiq plc                                               189,000        773,618
                                                                    ------------
                                                                       1,673,115

COMMERCIAL SERVICES & SUPPLIES 0.5%
WS Atkins plc                                              65,500      1,385,506

CONSUMER SERVICES 0.1%
Thomas Cook Group plc                                      86,000        398,712

ENERGY 2.9%
AMEC plc                                                   79,808      1,406,324
Dana Petroleum plc *                                       24,300        916,636
JKX Oil & Gas plc                                          97,000      1,009,579
Petrofac Ltd.                                             160,665      2,354,351
Premier Oil plc *                                          31,200      1,020,443
UK Coal plc *                                             102,000      1,127,107
Venture Production plc                                     66,925      1,154,338
                                                                    ------------
                                                                       8,988,778
FOOD, BEVERAGE & TOBACCO 0.2%
Britvic plc                                                79,851        458,563

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
PZ Cussons plc                                            204,000        684,809

INSURANCE 0.3%
Old Mutual plc                                            455,000        835,264

MATERIALS 1.5%
Antofagasta plc                                            51,855        674,261
Croda International plc                                    39,673        503,589
Hochschild Mining plc                                       9,470         73,480
Johnson Matthey plc                                        42,600      1,558,839
Kazakhmys plc                                              22,500        709,427
Mondi plc                                                  86,060        505,128
Vedanta Resources plc                                      14,800        639,154
                                                                    ------------
                                                                       4,663,878
MEDIA 0.1%
WPP Group plc                                              39,694        379,304

REAL ESTATE 0.1%
Land Securities Group plc                                  16,209        395,550

RETAILING 0.3%
Home Retail Group plc                                      51,183        221,173
WH Smith plc                                               81,108        599,935
                                                                    ------------
                                                                         821,108
SOFTWARE & SERVICES 0.2%
Dimension Data Holdings plc                               291,823        265,891
Logica plc                                                230,662        493,918
                                                                    ------------
                                                                         759,809
TRANSPORTATION 0.9%
Arriva plc                                                107,200      1,455,815
FirstGroup plc                                            121,000      1,247,800
                                                                    ------------
                                                                       2,703,615

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UTILITIES 0.6%
Centrica plc                                              118,000        725,762
Tanjong plc                                                90,000        378,075
United Utilities plc                                       50,072        681,385
                                                                    ------------
                                                                       1,785,222
                                                                    ------------
                                                                      25,933,233
                                                                    ------------
TOTAL COMMON STOCK
   (COST $301,964,468)                                               295,697,588
                                                                    ------------
PREFERRED STOCK 2.1% OF NET ASSETS

BRAZIL 2.1%
--------------------------------------------------------------------------------
AES Tiete S.A.                                             33,376        351,852
Brasil Telecom Participacoes S.A.                          43,000        633,292
Brasil Telecom S.A.                                        37,700        406,373
Centrais Eletricas de Santa Catarina S.A., Class B          7,200        212,888
Companhia de Transmissao de Energia Eletrica
   Paulista                                                12,000        395,608
Companhia Energetica de Minas Gerais                        6,625        160,676
Companhia Paranaense de Energia-Copel, Class B             36,000        732,082
Eletropaulo Metropolitana S.A., Class B                     4,466        104,247
Fertilizantes Fosfatados S.A.                               9,000        683,800
Sadia S.A.                                                 90,500        641,307
Tele Norte Leste Participacoes S.A.                        12,700        318,391
Telemar Norte Leste S.A., Class A                             700         38,426
Telemig Celular Participacoes S.A.                         11,000        323,324
Vivo Participacoes S.A. *                                 130,500        837,655
Votorantim Celulose e Papel S.A.                           22,600        607,751
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $5,449,651)                                                      6,447,672
                                                                    ------------
RIGHTS 0.0% OF NET ASSETS

BERMUDA 0.0%

CITIC Resources Holdings Ltd. *                            21,000            215
                                                                    ------------
TOTAL RIGHTS
   (COST $--)                                                                215
                                                                    ------------

SECURITY                                              FACE AMOUNT      VALUE
         RATE, MATURITY DATE                               ($)          ($)
SHORT-TERM INVESTMENT 3.2% OF NET ASSETS

REPURCHASE AGREEMENT 3.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $9,945,539 (fully collateralized by Federal
   Home Loan Mortgage Corp. with a value of
   $10,145,475.)                                        9,945,000      9,945,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $9,945,000)                                                   9,945,000
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $318,596,812 and the unrealized appreciation and depreciation were $23,064,789 and ($29,571,126), respectively, with a net unrealized depreciation of ($6,506,337).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $258,976,777 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.

(a)  Fair-valued by Management.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

            CURRENCY     AMOUNT OF     CURRENCY     AMOUNT OF      UNREALIZED
EXPIRATION   TO BE    CURRENCY TO BE    TO BE    CURRENCY TO BE  GAINS / LOSSES
   DATE     RECEIVED     RECEIVED     DELIVERED     DELIVERED          ($)
FORWARD FOREIGN CURRENCY CONTRACT  0.1% OF NET ASSETS

07/02/2008    USD         198,036        THB        6,621,516         (1,143)
                                                                      ------
NET UNREALIZED LOSS ON FORWARD FOREIGN CURRENCY CONTRACTS             (1,143)
                                                                      ------

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                VALUE OF INVESTMENTS      UNREALIZED GAIN (LOSS) OF
VALUATION INPUTS                                        IN SECURTIES   OTHER FINANCIAL INSTRUMENTS*
----------------                                --------------------   ----------------------------
Level 1 - Quoted Prices                         $         42,858,591                       ($1,143)
Level 2 - Other Significant Observable Inputs            268,921,777                            --
Level 3 - Significant Unobservable Inputs                    310,107                            --
                                                --------------------   ---------------------------
TOTAL                                           $        312,090,475                       ($1,143)

*    Other financial instruments include forward contracts.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      VALUE OF
                                                    INVESTMENT
                                                   IN SECURITIES
                                                   -------------
Balance as of 03/31/08                                $    203
Accrued discount/premiums                                   --
Realized gain (loss)                                        --
Change in unrealized appreciation (depreciation)       (51,943)
Net purchases (sales)                                  196,894
Transfer in and/or out of Level 3                      164,953
Balance as of 06/30/08                                $310,107

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                   ($)              ($)
--------------------------------------------------------------------------------
 97.1%   COMMON STOCK                               997,418,804   1,022,874,960
  0.3%   PREFERRED STOCK                              3,287,531       3,025,855
   --%   RIGHTS                                              --          26,001
   --%   WARRANTS                                            --           2,065
  1.5%   SHORT-TERM INVESTMENT                       15,105,000      15,105,000
 -------------------------------------------------------------------------------
 98.9%   TOTAL INVESTMENTS                        1,015,811,335   1,041,033,881
  7.6%   COLLATERAL INVESTED FOR SECURITIES ON
            LOAN                                     80,092,968      80,092,968
(6.5)%   OTHER ASSETS AND
         LIABILITIES                                                (67,974,060)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                               1,053,152,789

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 97.1% OF NET ASSETS

AUSTRALIA 5.3%
--------------------------------------------------------------------------------
CAPITAL GOODS  0.3%
AJ Lucas Group Ltd.                                        84,962        510,202
Austal Ltd.                                                44,000        107,883
Macmahon Holdings Ltd. (a)                              1,335,200      2,125,712
                                                                    ------------
                                                                       2,743,797
COMMERCIAL SERVICES & SUPPLIES  0.2%
Downer EDI Ltd.                                           365,500      2,400,747

CONSUMER SERVICES 0.1%
Flight Centre Ltd. (a)                                     67,316      1,076,904

ENERGY 1.8%
Aquila Resources Ltd. *                                    45,464        721,130
Australian Worldwide Exploration Ltd. (a)*                771,161      3,075,090
Beach Petroleum Ltd.                                    1,616,800      2,071,475
Carnarvon Petroleum Ltd. *                                438,566        220,702
Centennial Coal Co., Ltd. (a)                             567,665      3,036,820
Felix Resources Ltd.                                      198,796      3,235,472
Gloucester Coal Ltd.                                       29,253        362,321
New Hope Corp., Ltd.                                      465,500      2,383,111
Nido Petroleum Ltd. *                                   1,096,100        518,898
Queensland Gas Co., Ltd. *                                 34,500        177,487
Santos Ltd.                                               152,400      3,139,056
Sunshine Gas Ltd. *                                         8,600         20,023
Tap Oil Ltd. *                                            185,900        303,103
                                                                    ------------
                                                                      19,264,688

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FOOD, BEVERAGE & TOBACCO 0.0%
Lion Nathan Ltd. (a)                                       52,800        432,523

MATERIALS 2.7%
Aditya Birla Minerals Ltd.                                461,600        965,562
Ausdrill Ltd.                                             556,300      1,354,527
Coal of Africa Ltd. *                                      74,733        299,263
Dominion Mining Ltd.                                       83,737        266,722
Great Southern Ltd. (a)                                   789,942        487,730
Incitec Pivot Ltd.                                         36,700      6,498,461
Independence Group NL (a)                                 184,745        901,910
Macarthur Coal Ltd.                                       148,144      2,391,263
Mincor Resources NL                                       339,800      1,075,375
Mount Gibson Iron Ltd. *                                  870,600      2,589,045
National Can Industries Ltd.                                7,925         12,156
OneSteel Ltd.                                             352,900      2,515,495
Panoramic Resources Ltd.                                  447,435      1,726,275
Portman Ltd. *                                            116,500      1,901,351
Sims Group Ltd.                                            28,941      1,157,289
Straits Resources Ltd.                                    333,251      2,181,440
TFS Corp., Ltd.                                         1,123,716      1,240,946
Western Areas NL (a)*                                     110,900      1,091,464
                                                                    ------------
                                                                      28,656,274
MEDIA 0.1%
Amalgamated Holdings Ltd.                                 118,887        554,885

SOFTWARE & SERVICES 0.0%
Data#3 Ltd.                                                34,302        184,021
TELECOMMUNICATION SERVICES  0.1%
iiNET Ltd.                                                429,275        607,214
                                                                    ------------
                                                                      55,921,053
AUSTRIA 1.3%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.0%
Linz Textile Holding AG                                       158         40,300

MATERIALS 1.3%
voestalpine AG (a)                                        168,200     13,764,665
SOFTWARE & SERVICES  0.0%
S&T System Integration & Technology Distribution
   AG *                                                     4,341        221,449
                                                                    ------------
                                                                      14,026,414
BELGIUM 0.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Moury Construct S.A.                                          224         27,028
Societe Anonyme Belge de Constructions
   Aeronautques (SABCA)                                       681         23,610
                                                                    ------------
                                                                          50,638
CONSUMER DURABLES & APPAREL 0.0%
Jensen Group N.V.                                          12,000        141,376

DIVERSIFIED FINANCIALS  0.0%
Auximines S.A. -Compagnie Auxiliaire des Mines                 17         19,669

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FOOD & STAPLES RETAILING 0.3%
Delhaize Group                                             45,132      3,022,859

MATERIALS 0.4%
Solvay S.A.                                                 4,258        554,733
Tessenderlo Chemie N.V.                                    66,754      3,541,631
                                                                    ------------
                                                                       4,096,364

REAL ESTATE 0.0%
Immobel                                                     2,752        168,549

RETAILING 0.2%
S.A. D' Ieteren N.V.                                        7,336      2,022,859

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Barco N.V.                                                  4,577        296,821
Integrated Production & Test Engineering *                    642          7,567
                                                                    ------------
                                                                         304,388
                                                                    ------------
                                                                       9,826,702
BERMUDA 1.6%
--------------------------------------------------------------------------------
BANKS 0.0%
Hongkong Chinese Ltd.                                     180,000         22,432

CAPITAL GOODS 0.4%
Chen Hsong Holdings Ltd.                                  426,000        182,158
Chevalier International Holdings Ltd.                     356,000        319,776
Noble Group Ltd.                                        1,938,800      3,393,478
                                                                    ------------
                                                                       3,895,412
CONSUMER DURABLES & APPAREL 0.0%
High Fashion International Ltd.                            60,000         20,881

CONSUMER SERVICES 0.0%
Mandarin Oriental International Ltd.                      152,000        265,297
Star Cruises Ltd. *                                        65,000         12,994
                                                                    ------------
                                                                         278,291
DIVERSIFIED FINANCIALS 0.3%
COL Capital Ltd.                                        1,400,000        781,950
Guoco Group Ltd.                                          196,000      1,986,044
                                                                    ------------
                                                                       2,767,994
FOOD, BEVERAGE & TOBACCO 0.1%
People's Food Holdings Ltd.                               911,000        690,833

MATERIALS 0.0%
Kingboard Copper Foil Holdings Ltd.                     1,111,000        237,235

REAL ESTATE 0.2%
Great Eagle Holdings Ltd.                                   3,000          8,893
Pacific Century Premium Developments Ltd.               4,308,000      1,546,572
Soundwill Holdings Ltd.                                   580,000        371,185
Tai Cheung Holdings Ltd.                                1,423,520        784,054
                                                                    ------------
                                                                       2,710,704


                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RETAILING 0.0%
Chow Sang Sang Holdings International Ltd.                144,000        145,809
Tan Chong International Ltd.                            1,254,000        369,926
                                                                    ------------
                                                                         515,735
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Digital China Holdings Ltd.                               119,000         78,583
Proview International Holdings Ltd.                       982,000         65,597
VTech Holdings Ltd.                                       344,000      2,075,613
                                                                    ------------
                                                                       2,219,793
TELECOMMUNICATION SERVICES 0.1%
SmarTone Telecommunications Holdings Ltd.                 512,500        526,831

TRANSPORTATION 0.3%
Road King Infrastructure Ltd.                               5,000          5,613
Transport International Holdings Ltd.                     670,400      2,923,296
                                                                    ------------
                                                                       2,928,909
                                                                    ------------
                                                                      16,815,050
CANADA 7.2%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Linamar Corp.                                             138,700      1,700,255
Martinrea International, Inc. *                           216,290      1,289,637
                                                                    ------------
                                                                       2,989,892
BANKS 0.2%
Laurentian Bank of Canada                                  53,700      2,208,667

CAPITAL GOODS 0.2%
Russel Metals, Inc.                                        52,380      1,551,829
Toromont Industries Ltd.                                   37,100        992,899
                                                                    ------------
                                                                       2,544,728
ENERGY 2.5%
Addax Petroleum Corp.                                      30,880      1,491,155
AltaGas Income Trust                                       92,500      2,323,159
Crescent Point Energy Trust                                46,610      1,845,750
Daylight Resources Trust                                   79,510        942,705
Ensign Energy Services, Inc.                               33,700        734,347
Flint Energy Services Ltd. *                               94,000      2,273,257
Freehold Royalty Trust                                     94,800      2,230,315
Keyera Facilities Income Fund                             102,200      2,219,996
Mullen Group Income Fund                                   88,970      1,976,239
Pason Systems Inc                                           5,300         85,761
Penn West Energy Trust                                     50,677      1,713,585
Precision Drilling Trust                                      300          8,091
Progress Energy Trust                                      61,400        876,111
Provident Energy Trust                                    176,965      2,037,432
Savanna Energy Services Corp.                             106,910      2,463,847
Tanganyika Oil Co., Ltd. *                                  4,338        113,161
Tesco Corp. *                                              47,810      1,475,044
Trinidad Drilling Ltd.                                     26,900        377,238
Vermilion Energy Trust                                     34,250      1,486,283
                                                                    ------------
                                                                      26,673,476

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FOOD, BEVERAGE & TOBACCO 0.3%
Rothmans, Inc.                                            101,800      2,705,482

INSURANCE 0.2%
Northbridge Financial Corp.                                53,100      1,692,930

MATERIALS 1.8%
Agrium, Inc.                                               16,092      1,735,133
Canfor Corp. *                                              3,300         24,693
European Goldfields Ltd. *                                102,060        476,420
IAMGOLD Corp.                                             425,550      2,545,705
Inmet Mining Corp.                                         40,580      2,693,394
Major Drilling Group International, Inc. *                 15,600        764,931
Methanex Corp.                                             67,890      1,918,790
Sherritt International Corp.                              154,100      2,319,736
Taseko Mines Ltd. *                                       419,845      2,153,368
Yamana Gold, Inc.                                         294,420      4,896,894
                                                                    ------------
                                                                      19,529,064
MEDIA 0.1%
Quebecor, Inc., Class B                                    40,450      1,119,049

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
MDS, Inc. *                                                52,170        847,756

REAL ESTATE 0.2%
MI Developments, Inc., Class A                             75,700      1,703,751

RETAILING 0.1%
Leon's Furniture Ltd.                                      59,000        699,529
Sears Canada, Inc. *                                          700         15,789
                                                                    ------------
                                                                         715,318
SOFTWARE & SERVICES 0.3%
CGI Group, Inc., Class A *                                 91,450        911,182
Open Text Corp. *                                          76,800      2,457,570
                                                                    ------------
                                                                       3,368,752
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Celestica, Inc. *                                         226,940      1,909,528

UTILITIES 0.7%
ATCO Ltd., Class I                                         54,690      2,792,692
Emera, Inc.                                                95,960      2,171,028
Energy Savings Income Fund                                 42,100        582,142
Fortis, Inc.                                               88,720      2,363,083
                                                                    ------------
                                                                       7,908,945
                                                                    ------------
                                                                      75,917,338
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.1%
Truly International Holdings Ltd.                         626,000        582,753

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
China Shineway Pharmaceutical Group Ltd.                   18,000         13,444

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
CCT Telecom Holdings Ltd.                                 404,000         53,886

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.0%
Hopewell Highway Infrastructure Ltd.                      182,500        138,310
                                                                    ------------
                                                                         788,393
CHINA 0.3%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Weiqiao Textile Co., Ltd., Class H                        927,000        723,177

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Great Wall Technology Co., Ltd.,  Class H *             2,072,000        372,630

TRANSPORTATION 0.2%
Sichuan Expressway Co., Ltd., Class H                   6,015,000      1,728,118
                                                                    ------------
                                                                       2,823,925
DENMARK 0.3%
--------------------------------------------------------------------------------
BANKS 0.0%
Amagerbanken                                                1,888         69,535
Ostjydsk Bank A/S                                             658        100,033
                                                                    ------------
                                                                         169,568
CAPITAL GOODS 0.2%
DLH A/S, Class B                                           34,332        498,945
Monberg & Thorsen A/S, Class B                              4,661        387,639
Ove Arkil Holding A/S, Class B                                899        195,017
Per Aarsleff A/S, Class B                                   7,416      1,056,111
Renewagy A/S                                                4,900         13,862
                                                                    ------------
                                                                       2,151,574
REAL ESTATE 0.0%
Tower Group A/S *                                          15,902        418,831

TRANSPORTATION 0.1%
DFDS A/S (a)                                                5,770        826,124
                                                                    ------------
                                                                       3,566,097
FINLAND 0.4%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Larox Oyj                                                  24,816        397,758

MATERIALS 0.3%
Kemira Oyj (a)                                            266,797      3,347,985

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Okmetic Oyj                                                60,000        239,400

SOFTWARE & SERVICES 0.0%
Digia plc                                                  71,799        334,440

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Elektrobit Corp.                                            9,282         13,717
                                                                    ------------
                                                                       4,333,300

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
FRANCE 6.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.7%
Compagnie Generale des Etablissements Michelin,
   Class B (a)                                            198,658     14,205,222
PSA Peugeot Citroen (a)                                   169,930      9,178,254
Valeo S.A. (a)                                            155,202      4,967,644
                                                                    ------------
                                                                      28,351,120
CAPITAL GOODS 0.3%
Compagnie Industrielle et Financiere d'
   Entreprises                                                598        223,924
Ginger (Groupe Ingenierie Europe)                           8,835        202,874
Haulotte Group (a)                                         96,032      1,394,284
Securidev S.A.                                                356         13,452
Thales S.A. (a)                                            28,488      1,620,446
                                                                    ------------
                                                                       3,454,980
COMMERCIAL SERVICES & SUPPLIES 0.0%
A Novo (a)*                                                73,104         22,976
Assystem                                                   10,675        153,087
                                                                    ------------
                                                                         176,063
CONSUMER DURABLES & APPAREL 0.3%
Thomson                                                   641,860      3,327,905

CONSUMER SERVICES 0.1%
Compagnie des Alpes                                         4,130        213,606
Pierre & Vacances                                           3,129        321,817
                                                                    ------------
                                                                         535,423
ENERGY 0.3%
Compagnie Generale de Geophysique-Veritas
   (CGG-Veritas) *                                         64,920      3,065,071

FOOD, BEVERAGE & TOBACCO 0.0%
Sucriere de Pithiviers Le Vieil                               266        217,118

INSURANCE 0.1%
CNP Assurances                                              4,835        545,129

MATERIALS 0.5%
Ciments Francais S.A.                                       6,587      1,074,704
Gevelot                                                     3,516        287,860
Guillin Emballages                                             60          5,105
Imerys S.A.                                                 9,998        721,963
Rougier S.A.                                                2,620        251,666
Sequana Capital                                           150,169      2,879,597
Societe Anonyme d'Explosifs et de Produits
   Chimiques                                                  450        277,580
                                                                    ------------
                                                                       5,498,475
MEDIA 0.0%
Havas S.A.                                                 40,966        150,138

REAL ESTATE 0.0%
Acanthe Developpement S.A.                                 34,947        114,868

SOFTWARE & SERVICES 2.3%
Altran Technologies S.A. *                                164,991      1,395,309

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Atos Origin S.A. (a)                                      138,685      7,639,372
Cap Gemini S.A.                                           208,500     12,223,793
CS Communication & Systemes                                 1,334         36,724
ESI Group *                                                 9,000        112,770
GFI Informatique                                           37,935        236,722
Groupe Steria S.C.A. *                                     84,021      2,303,462
Jet Multimedia                                             15,000        132,149
Tessi S.A.                                                  3,864        203,864
Valtech *                                                 391,825        227,988
                                                                    ------------
                                                                      24,512,153
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
HF Co. *                                                    1,443         32,039

TRANSPORTATION 0.2%
Bollore                                                       799        155,301
Norbert Dentressangle                                       8,807        829,407
Touax                                                       8,674        445,171
                                                                    ------------
                                                                       1,429,879
                                                                    ------------
                                                                      71,410,361
GERMANY 10.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.0%
Bertrandt AG                                                  251          9,686
Ruecker AG                                                 25,855        291,058
                                                                    ------------
                                                                         300,744
CAPITAL GOODS 2.9%
Bilfinger Berger AG                                        14,486      1,256,133
Deutsche Steinzeug Cremer & Breuer AG *                    38,000         50,256
Deutz AG (a)                                              304,707      2,797,426
Duerr AG                                                   51,356      2,100,480
Gesco AG                                                    8,232        644,119
Gildemeister AG (a)                                       170,000      4,804,666
Indus Holding AG                                            1,990         67,250
Krones AG                                                  65,000      5,556,396
KSB AG                                                      1,360        942,602
KUKA AG (a)                                                98,602      3,200,875
Muehlbauer Holding AG & Co.                                 5,460        213,107
Rheinmetall AG                                            111,000      8,012,506
Roth & Rau AG *                                               506        109,752
Westag & Getalit AG                                         2,631         67,107
                                                                    ------------
                                                                      29,822,675
CONSUMER SERVICES 0.1%
IFA Hotel & Touristik AG *                                  5,170         61,945
TUI AG (a)                                                 44,952      1,040,633
                                                                    ------------
                                                                       1,102,578
DIVERSIFIED FINANCIALS 0.0%
ADCapital AG                                                  498          8,335

FOOD & STAPLES RETAILING 0.0%
WASGAU Produktions & Handels AG                             1,500         13,698

FOOD, BEVERAGE & TOBACCO 0.1%
Frosta AG                                                   4,880        153,187

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Sektkellerei Schloss Wachenheim AG                         21,039        203,718
                                                                    ------------
                                                                         356,905
HEALTH CARE EQUIPMENT & SERVICES 0.3%
Fresenius SE                                               32,365      2,802,283

MATERIALS 5.8%
Altana AG                                                 203,669      3,508,827
K & S AG                                                   44,700     25,736,448
Lanxess                                                   298,200     12,248,230
Norddeutsche Affinerie AG (a)                              93,225      5,082,149
Salzgitter AG                                              80,960     14,830,829
                                                                    ------------
                                                                      61,406,483
RETAILING 0.0%
Essanelle Hair Group                                        9,962        135,707
Hornbach Baumarkt Aktiengesellschaft                        2,542        156,088
                                                                    ------------
                                                                         291,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
ELMOS Semiconductor AG *                                   33,286        309,421

SOFTWARE & SERVICES 0.2%
Bechtle AG                                                 15,839        447,214
Cancom IT Systeme AG *                                     36,078        196,385
Integralis AG *                                            33,677        307,037
PC- Ware AG                                                16,089        320,621
REALTECH AG                                                13,166        260,302
syzygy AG                                                  50,974        250,476
USU Software AG                                            24,000        142,982
                                                                    ------------
                                                                       1,925,017
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
Augusta Technologie AG *                                   21,207        483,793
Epcos AG                                                  318,661      5,260,257
Euromicron AG                                              19,901        443,364
Funkwerk AG                                                16,891        265,978
Hyrican Informationssystems AG                              6,000         68,094
                                                                    ------------
                                                                       6,521,486
TRANSPORTATION 0.0%
D. Logistics AG *                                         150,322        288,115

UTILITIES 0.4%
MVV Energie AG                                             78,000      4,042,009
                                                                    ------------
                                                                     109,191,544
GREECE 0.0%
--------------------------------------------------------------------------------
BANKS 0.0%
Bank of Greece                                                 69         10,055

HONG KONG 1.0%
--------------------------------------------------------------------------------
BANKS 0.3%
Industrial and Commercial Bank of China (Asia)
   Ltd.                                                 1,093,000      2,954,407

CAPITAL GOODS 0.0%
Miramar Hotel & Investment Co., Ltd.                      326,000        460,213

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CONSUMER DURABLES & APPAREL 0.0%
The Grande Holdings Ltd.                                    6,000          1,415
USI Holdings Ltd.                                         714,727        385,220
                                                                    ------------
                                                                         386,635
CONSUMER SERVICES 0.0%
Associated International Hotels Ltd. *                      4,000          9,601

DIVERSIFIED FINANCIALS 0.1%
Allied Group Ltd.                                         207,600        797,920
Allied Properties (H.K.) Ltd                            2,148,000        331,334
Asia Financial Holdings Ltd.                              526,000        202,586
Lippo Ltd.                                                100,000         66,159
                                                                    ------------
                                                                       1,397,999
MATERIALS 0.0%
Minmetals Resources Ltd.                                   68,000         23,963

MEDIA 0.0%
I-Cable Communications Ltd.                                53,000          7,804

REAL ESTATE 0.2%
China Motor Bus Co., Ltd.                                   4,000         30,794
Hong Kong Ferry (Holdings) Co., Ltd.                      258,280        245,342
Melbourne Enterprises Ltd.                                  2,000         17,133
TAI Sang Land Developement Ltd.                           101,000         51,145
Wheelock Properties Ltd.                                1,639,000      1,327,922
                                                                    ------------
                                                                       1,672,336
RETAILING 0.1%
Goldlion Holdings Ltd.                                    300,000         77,460
Wing On Co. International Ltd.                            276,500        502,970
                                                                    ------------
                                                                         580,430

SOFTWARE & SERVICES 0.0%
SUNeVision Holdings Ltd.                                1,050,280        121,418

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Champion Technology Holdings Ltd.                       4,363,582        589,481

TELECOMMUNICATION SERVICES 0.1%
Asia Satellite Telecommunications Holdings Ltd.           497,500        765,380

TRANSPORTATION 0.1%
Hopewell Holdings Ltd.                                    343,000      1,219,271
Safety Godown Co., Ltd.                                     8,000          5,187
                                                                    ------------
                                                                       1,224,458
                                                                    ------------
                                                                      10,194,125

IRELAND 1.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.6%
DCC plc                                                   251,302      6,243,106

CONSUMER DURABLES & APPAREL 0.0%
Abbey plc                                                  15,931         97,981

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
ENERGY 0.4%
Dragon Oil plc *                                          450,555      4,032,091
                                                                    ------------
                                                                      10,373,178
ITALY 3.0%
--------------------------------------------------------------------------------
BANKS 0.0%
Banco di Sardegna S.p.A.                                    1,034         19,963

CAPITAL GOODS 1.2%
Astaldi S.p.A. (a)                                        315,378      2,592,671
Biesse S.p.A. (a)                                          33,417        570,382
C.I.R. S.p.A. - Compagnie Industriali Riunite (a)         631,044      1,734,787
Cofide S.p.A. - Compagnia Finanziaria de
   Benedetti                                              769,882        874,706
Danieli S.p.A. - Officine Meccaniche Danieli &
   Co. (a)                                                143,186      5,319,778
Gpo Cer. Ricchetti                                          3,655          9,045
Vianini Lavori S.p.A.                                     118,000      1,839,029
                                                                    ------------
                                                                      12,940,398
CONSUMER DURABLES & APPAREL 0.2%
Safilo Group S.p.A.                                       707,096      1,560,328

DIVERSIFIED FINANCIALS 0.0%
Intek S.p.A.                                               63,476         54,056

FOOD, BEVERAGE & TOBACCO 0.0%
La Doria S.p.A. *                                          27,741         62,231

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Mirato S.p.A.                                              51,665        647,235

INSURANCE 0.3%
Ergo Previdenza S.p.A.                                     15,595         91,375
Unipol Gruppo Finanziario S.p.A. (a)                    1,456,904      3,422,989
                                                                    ------------
                                                                       3,514,364
MATERIALS 0.9%
Buzzi Unicem S.p.A.                                        84,848      2,114,989
Cementir S.p.A. Cementerie del Tirreno                    275,199      1,844,407
Italcementi S.p.A. (a)                                    283,200      4,685,036
KME Group                                                 402,068        574,024
                                                                    ------------
                                                                       9,218,456
RETAILING 0.0%
BasicNet S.p.A.                                            19,075         42,489

SOFTWARE & SERVICES 0.1%
Engineering Ingegneria Informatica S.p.A.                  29,038      1,016,876

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Gefran S.p.A.                                              39,000        268,937

TRANSPORTATION 0.0%
Autostrade Meridionali S.p.A.                                 216          4,837

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
UTILITIES 0.2%
Iride S.p.A.                                              795,689      2,434,260
                                                                    ------------
                                                                      31,784,430
JAPAN 16.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.1%
Ahresty Corp. (a)                                           5,100         63,233
Aichi Machine Industry Co., Ltd.                           31,000        102,611
Aisan Industry Co., Ltd.                                   40,300        388,343
Ashimori Industry Co., Ltd.                               133,000        274,279
Fuji Heavy Industries Ltd.                                533,000      2,614,823
HI-LEX Corp.                                               50,800        687,881
Ichishin Co., Ltd.                                         30,000         99,064
Mikuni Corp.                                               28,000         69,878
Murakami Corp.                                              2,000         15,053
NGK Spark Plug Co., Ltd. (a)                              137,000      1,576,920
Nihon Plast Co., Ltd.                                      10,200         68,096
Nittan Valve Co., Ltd.                                      5,100         25,104
Piolax, Inc.                                                  100          1,950
Showa Corp.                                               122,100        862,237
SOFT99 Corp.                                               29,500        170,207
Sumitomo Rubber Industries Ltd. (a)                       327,400      2,448,919
Suncall Corp.                                              26,000        124,935
Takata Corp.                                               14,200        280,602
Tigers Polymer Corp.                                        8,300         41,428
Tokai Rika Co., Ltd.                                       26,200        542,491
Topre Corp.                                               129,200      1,168,127
Univance Corp.                                              8,900         42,674
                                                                    ------------
                                                                      11,668,855
BANKS 1.5%
Chiba Kogyo Bank Ltd. *                                     1,800         23,812
Fukuoka Financial Group, Inc.                               8,000         36,164
Sapporo Hokuyo Holdings, Inc.                                  69        466,897
The Aichi Bank Ltd.                                        29,700      2,424,440
The Biwako Bank Ltd.                                        3,000          5,205
The Daishi Bank Ltd.                                       11,000         48,934
The Ehime Bank Ltd.                                        92,000        328,842
The Eighteenth Bank Ltd.                                  403,000      1,446,759
The Higashi-Nippon Bank Ltd.                              113,000        460,075
The Higo Bank Ltd.                                         51,000        307,685
The Hokuetsu Bank Ltd.                                     10,000         23,662
The Hyakugo Bank Ltd.                                     343,000      2,053,268
The Hyakujushi Bank Ltd.                                   26,000        148,090
The Kagawa Bank Ltd.                                       43,000        250,123
The Kita-Nippon Bank Ltd.                                   5,100        169,776
The Mie Bank Ltd. (a)                                      17,000         83,409
The Nishi-Nippon City Bank Ltd.                           340,000      1,013,997
The San-in Godo Bank Ltd.                                 210,000      1,834,559
The Taiko Bank Ltd.                                        60,000        159,814
The Tochigi Bank Ltd.                                      19,000        119,624
The Toho Bank Ltd.                                         44,000        188,713
The Yachiyo Bank Ltd.                                         140        590,272
The Yamanashi Chuo Bank Ltd.                              136,000        712,714
Yamaguchi Financial Group, Inc.                           241,000      3,335,676
                                                                    ------------
                                                                      16,232,510
CAPITAL GOODS 3.9%
Aichi Corp.                                                56,300        391,443

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Aichi Electric Co., Ltd.                                    3,000          7,616
Aida Engineering Ltd.                                     260,000      1,258,860
Amada Co., Ltd.                                           274,000      2,167,604
Aoki Marine Co., Ltd.                                      15,000         48,047
C-Cube Corp.                                               88,800        258,678
Chodai Co., Ltd.                                           23,000         69,207
Chudenko Corp.                                             39,800        625,724
CKD Corp. (a)                                              56,700        352,130
CTI Engineering Co., Ltd.                                  45,200        295,893
Daiichi Kensetu Corp.                                      10,000         77,617
Denkyosha Co., Ltd.                                        20,000        116,814
Ebara Corp. (a)                                           671,000      2,087,147
Fuji Electric Holdings Co., Ltd.                          592,000      2,093,143
Fuji Machine Manufacturing Co., Ltd.                      121,600      2,428,205
Furusato Industries Ltd.                                   24,000        257,599
Futaba Corp. (a)                                          122,600      2,105,102
Hitachi Cable Ltd.                                        426,000      1,602,505
Inabata & Co., Ltd.                                        18,900         93,543
Ishikawajima Transportation Machinery Co., Ltd.            43,000        188,198
Japan Pulp & Paper Co., Ltd.                              248,000        886,122
Kamei Corp.                                                93,000        399,485
Kanaden Corp.                                             106,000        574,646
Kanematsu Corp. *                                         199,000        288,849
Kioritz Corp.                                             247,000        647,666
Koatsu Kogyo Co., Ltd.                                     26,000         82,376
Komori Corp.                                              110,800      2,022,716
Kowa Spinning Co., Ltd.                                    12,000         43,169
Maeda Corp. (a)                                           140,000        481,047
Maeda Road Construction Co., Ltd.                          93,000        653,782
Marufuji Sheet Piling Co., Ltd.                            29,000         66,384
Mitani Corp.                                               28,100        230,113
Miyachi Corp.                                              41,100        477,157
Musashi Co., Ltd.                                             500          8,094
Nagase & Co., Ltd.                                         88,000        929,092
Nakano Refrigerators Co., Ltd.                              1,800         12,890
Nichireki Co., Ltd.                                        11,000         33,650
Nihon Decoluxe Co., Ltd.                                    2,000          9,625
Nippo Corp.                                               354,000      1,974,281
Nippon Road Co., Ltd.                                     271,000        446,474
Nippon Thompson Co., Ltd.                                 208,000      1,329,816
Nishimatsu Construction Co., Ltd. (a)                     753,000      1,979,976
Nissei Plastic Industrial Co., Ltd.                        78,100        336,501
Nitto Kogyo Corp.                                         114,200      1,096,419
Noritake Co., Ltd.                                         16,000         66,356
Ohmoto Gumi Co., Ltd.                                      34,000        123,100
Okaya & Co., Ltd.                                             500          6,371
Oki Wintech Co., Ltd.                                      34,000        172,586
Original Engineering Consultants Co., Ltd.                  7,500         15,680
Rheon Automatic Machinery Co., Ltd.                         2,000          6,637
Sankyo Rikagaku Co., Ltd.                                  17,000        208,704
Sanso Electric Co., Ltd. *                                 30,000         88,996
Sanwa Holding Corp. (a)                                   522,000      1,980,255
Seibu Electric Industry Co., Ltd.                          75,000        356,542

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
ShinMaywa Industries Ltd.                                 301,000      1,191,817
Sintokogio Ltd.                                            41,300        404,436
Sugimoto & Co., Ltd.                                        3,100         37,783
Taisei Oncho Co., Ltd.                                     48,000        174,064
Taisei Rotec Corp.                                        278,000        497,339
Takeuchi Manufacturing Co., Ltd. (a)                       43,900      1,079,673
Toenec Corp.                                               27,000        146,874
Totech Corp.                                               42,000        161,819
Trusco Nakayama Corp. (a)                                 110,100      1,648,728
Tsurumi Manufacturing Co., Ltd.                            14,000        115,213
Tsuzuki Denki Co., Ltd.                                     5,000         18,185
Uehara Sei Shoji Co., Ltd.                                 51,000        199,203
Wakita & Co., Ltd.                                         49,000        272,957
Yondenko Corp.                                            124,000        673,166
Yurtec Corp.                                                9,000         55,606
                                                                    ------------
                                                                      41,237,495
COMMERCIAL SERVICES & SUPPLIES 0.0%
EJ Holdings, Inc.                                             110         16,471
Kawanishi Warehouse Co., Ltd.                               7,000         46,739
Kimura Unity Co., Ltd.                                      2,500         22,296
Tempstaff Co., Ltd.                                            34         30,130
Wesco, Inc.                                                51,300        110,360
                                                                    ------------
                                                                         225,996
CONSUMER DURABLES & APPAREL 0.8%
Corona Corp.                                               49,800        747,357
Fuji Corp.                                                 18,000        137,308
Fujishoji Co., Ltd.                                           170        132,679
Fujix Ltd.                                                 12,000         50,597
Hitachi Koki Co., Ltd.                                     94,100      1,551,427
Ichikawa Co., Ltd.                                         79,000        252,958
Jichodo Co., Ltd.                                          16,000        129,585
Kurabo Industries Ltd.                                    790,000      1,621,156
Maruzen Co., Ltd.                                           3,000         13,716
Miyuki Holdings Co., Ltd.                                  27,000         69,268
Pioneer Corp. (a)                                          23,200        186,636
Roland Corp.                                               66,400      1,407,874
SRI Sports Ltd.                                               388        581,354
Tachikawa Corp.                                            60,300        272,612
Ten Arrows Co., Ltd.                                        3,600         18,959
Tokyo Style Co., Ltd.                                      83,000        744,548
Toso  Co., Ltd.                                            39,000         86,312
                                                                    ------------
                                                                       8,004,346
CONSUMER SERVICES 0.1%
Daisyo Corp. (a)                                           33,300        372,890
Eikoh, Inc.                                                32,700        126,707
Johnan Academic Preparatory Institute, Inc.                24,000         31,191
Royal Holdings Co., Ltd.                                   10,900        112,296
Shidax Corp.                                                1,201        589,901
Shingakukai Co., Ltd.                                      44,600        184,829
                                                                    ------------
                                                                       1,417,814
DIVERSIFIED FINANCIALS 0.1%
Daiko Clearing Services Corp.                              41,300        285,722
Hitachi Capital Corp.                                      18,700        301,191

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Takagi Securities Co., Ltd.                                67,000        136,996
                                                                    ------------
                                                                         723,909
ENERGY 0.2%
Japan Petroleum Exploration Co., Ltd.                      32,300      2,306,019
Kanto Natural Gas Development Co., Ltd. (a)                 3,000         20,394
Sinanen Co., Ltd.                                          29,000        118,857
                                                                    ------------
                                                                       2,445,270
FOOD & STAPLES RETAILING 0.3%
Cawachi Ltd.                                               69,700      1,766,340
Heiwado Co., Ltd.                                             600          9,395
Itochu-Shokuhin Co., Ltd.                                   2,300         70,842
Kasumi Co., Ltd. (a)                                       67,000        431,792
Marukyo Corp.                                               8,000         45,242
Okuwa Co., Ltd.                                            40,000        593,790
Poplar Co., Ltd.                                            1,900         11,501
Tokan Co., Ltd.                                             1,000         14,550
Universe Co., Ltd.                                          5,000         59,547
Uny Co., Ltd.                                              27,000        266,162
                                                                    ------------
                                                                       3,269,161
FOOD, BEVERAGE & TOBACCO 0.8%
Coca-Cola Central Japan Co., Ltd. (a)                         205      1,602,745
Mercian Corp.                                             222,000        510,465
Mikuni Coca-Cola Bottling Co., Ltd. (a)                   130,100      1,298,215
Morinaga Milk Industry Co., Ltd.                           78,000        202,736
Nichiwa Sangyo Co., Ltd.                                   57,000        153,345
Nippon Beet Sugar Manufacturing Co., Ltd. (a)             325,000        814,700
Nippon Flour Mills Co., Ltd.                               36,000        161,117
Nissin Sugar Manufacturing Co., Ltd.                      115,000        264,248
Q.P. Corp. (a)                                             77,100        676,591
Sonton Food Industry Co., Ltd.                             31,000        230,568
The Nisshin Oillio Group Ltd.                             391,000      1,648,463
Tokatsu Foods Co., Ltd.                                    61,000        307,232
Yonekyu Corp.                                              17,000        204,518
                                                                    ------------
                                                                       8,074,943
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Create Medic Co., Ltd.                                      6,000         51,952
Fukuda Denshi Co., Ltd.                                    12,700        325,766
Hitachi Medical Corp.                                     102,000        784,007
JMS Co., Ltd.                                              20,000         57,283
Kawasumi Laboratories, Inc.                                 2,000         12,436
N.I.C. Corp.                                               50,400        219,962
Nissui Pharmaceutical Co., Ltd.                             3,700         23,785
Tokiwa Yakuhin Co., Ltd.                                   11,000         38,573
                                                                    ------------
                                                                       1,513,764
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kose Corp.                                                 46,800      1,046,302
Lion Corp.                                                 20,000         84,342
                                                                    ------------
                                                                       1,130,644

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)

INSURANCE 0.0%
The Fuji Fire & Marine Insurance Co., Ltd.                 29,000         77,381

MATERIALS 3.8%
Arakawa Chemical Industrial Ltd.                           17,500        192,822
Asahi Industries Co., Ltd.                                    205        305,602
Atomix Co., Ltd.                                            3,000          7,289
Chubu Steel Plate Co., Ltd.                               112,300        951,767
Denki Kagaku Kogyo Kabushiki Kaisha                       693,000      2,569,943
DIC Corp.                                                 475,000      1,378,435
Kaneka Corp.                                              217,000      1,478,186
Kyoei Steel Ltd. (a)                                       97,700      1,864,359
Mitsubishi Gas Chemical Co., Inc.                         278,000      2,002,718
Mitsubishi Rayon Co., Ltd. (a)                            401,000      1,264,849
Mitsui Mining & Smelting Co., Ltd.                        428,000      1,263,816
Mory Industries, Inc.                                     120,000        427,313
N.E. Chemcat Corp.                                         41,000        737,541
Nichia Steel Works Ltd. (a)                               126,000        468,115
Nihon Yamamura Glaaa Co., Ltd.                            235,000        429,754
Nippon Chemical Industrial Co., Ltd.                       28,000         91,082
Nippon Kodoshi                                              1,000          7,547
Nippon Light Metal Co., Ltd.                            1,334,000      2,189,301
Nippon Shokubai Co., Ltd.                                  74,000        530,846
Nippon Soda Co., Ltd.                                     422,000      1,338,413
Nisshin Steel Co., Ltd.                                   758,000      2,580,230
Nitto FC Co., Ltd.                                          4,000         21,415
Osaka Steel Co., Ltd.                                     125,300      1,861,674
Pacific Metals Co., Ltd. (a)                               79,000        647,185
Sakai Chemical Industry Co., Ltd.                         369,000      1,425,026
Showa Denko K.K.                                           31,000         82,301
SK Kaken Co., Ltd.                                          2,000         52,906
Sumitomo Seika Chemicals Co., Ltd.                        174,000        670,923
Toagosei Co., Ltd.                                        573,000      2,114,961
Tokuyama Corp.                                            217,000      1,617,054
Tokyo Ohka Kogyo Co., Ltd.                                 28,700        535,752
Tokyo Steel Manufacturing Co., Ltd.                        20,800        240,909
Tokyo Tekko Co., Ltd.                                     161,000        473,823
Topy Industries Ltd. (a)                                  643,000      1,903,604
Tosoh Corp.                                               674,000      2,759,590
Toyo Ink Mfg. Co., Ltd. (a)                               321,000      1,092,268
Toyo Kohan Co., Ltd.                                       16,000         62,301
Toyo Seikan Kaisha Ltd.                                    12,000        211,844
Yodogawa Steel Works Ltd.                                 460,000      2,376,731
                                                                    ------------
                                                                      40,230,195
MEDIA 0.2%
Chubu-Nippon Broadcasting Co., Ltd.                           800          7,119
Daiichikosho Co., Ltd.                                     21,600        217,294
RKB Mainichi Broadcasting Corp.                            37,000        296,813
Sky Perfect JSAT Corp. (a)                                  2,552      1,041,823
TV Asahi Corp.                                                405        580,527
                                                                    ------------
                                                                       2,143,576
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Nippon Shinyaku Co., Ltd.                                 157,000      1,997,334

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Seikagaku Corp.                                            20,200        202,015
Torii Pharmaceutical Co., Ltd.                             91,600      1,381,514
                                                                    ------------
                                                                       3,580,863
REAL ESTATE 0.1%
Hosoda Corp.                                               53,300        159,119
Nisshin Fudosan Co., Ltd.                                  68,700        335,770
Sankyo Frontier Co., Ltd.                                  64,000        178,136
Yuraku Real Estate Co., Ltd.                               66,000        249,446
                                                                    ------------
                                                                         922,471
RETAILING 0.8%
AOKl Holdings, Inc.                                        74,700      1,159,466
Aoyama Trading Co., Ltd.                                  102,500      1,891,391
AT-Group Co., Ltd.                                         20,000        281,053
Belluna Co., Ltd. (a)                                     120,300        821,483
Daiwa Co., Ltd.                                            92,000        154,407
Fujitsu Business Systems Ltd.                              76,900      1,035,600
Haruyama Trading Co., Ltd. (a)                             21,900        112,821
Hikari Furniture Co., Ltd.                                  1,000          4,756
Kato Sangyo Co., Ltd.                                         600          7,176
King Co., Ltd.                                             64,000        184,523
Kitamura Co., Ltd.                                          2,100         13,579
Ku Co., Ltd.                                               58,500        232,823
Mac House Co., Ltd.                                         8,800         78,047
Nafco Co., Ltd.                                            28,400        441,242
Nagahori Corp.                                             53,000        148,241
Sazaby League, Ltd.                                        45,800        793,645
Senshukai Co., Ltd. (a)                                    82,700        581,785
Shichie Co., Ltd.                                          24,000        158,266
                                                                    ------------
                                                                       8,100,304
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Aoi Electronics Co., Ltd.                                   3,000         34,434
Mimasu Semiconductor Industry Co., Ltd.                     1,300         25,225
Mitsui High-tec, Inc.                                     143,800      1,138,456
                                                                    ------------
                                                                       1,198,115
SOFTWARE & SERVICES 0.2%
Argo Graphics, Inc.                                         1,400         18,408
Atlus Co., Ltd. *                                           4,100         23,807
Computer Engineering & Consulting Ltd.                      1,000         10,233
Cybernet Systems Co., Ltd.                                     14          5,849
Hitachi Information System Ltd.                             3,500         81,736
Hitachi System & Services Ltd.                                300          5,194
Japan Process Development Co., Ltd.                        16,700        118,177
NEC Fielding Ltd.                                         102,900      1,310,915
Nifty Corp.                                                    33         24,912
                                                                    ------------
                                                                       1,599,231
TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
Alps Electric Co., Ltd.                                    14,500        149,976
Dainippon Screen Mfg. Co., Ltd. (a)                         9,000         36,158
Daishinku Corp.                                           113,000        600,044
Eizo Nanao Corp.                                           20,100        430,170
Fujitsu Frontech Ltd.                                       3,600         34,177

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Furuno Electric Co., Ltd.                                  42,200        553,548
Hagiwara Electric                                             100          1,120
Hakuto Co., Ltd.                                           64,300        591,258
Hitachi Maxell Ltd.                                       143,300      1,805,097
Japan Digital Laboratory Co., Ltd.                        119,000      1,417,901
Katsuragawa Electric Co., Ltd.                              3,000         18,983
Kitagawa Industries Co., Ltd.                               9,700        131,973
Macnica, Inc.                                              16,200        223,345
Nichicon Corp.                                            200,000      1,630,403
Nippon Antenna Co., Ltd.                                    3,200         23,141
Riso Kagaku Corp.                                          51,600        726,204
Ryoden Trading Co., Ltd.                                   40,000        277,587
Ryoyo Electro Corp.                                        85,400        856,185
Tachibana Eletech Co., Ltd.                                 1,100          8,578
Teikoku Tsushin Kogyo Co., Ltd.                             3,000          9,980
Toshiba Tec Corp.                                         149,000        931,393
Tsuzuki Densan Co., Ltd.                                   33,300        115,681
Yokogawa Electric Corp.                                   167,300      1,532,754
                                                                    ------------
                                                                      12,105,656
TELECOMMUNICATION SERVICES 0.0%
Acca Networks Co., Ltd.                                        42         47,464
Okinawa Cellular Telephone Co.                                 69        113,717
                                                                    ------------
                                                                         161,181
TRANSPORTATION 0.5%
Alps Logistics Co., Ltd.                                    5,700         59,054
Fukuyama Transporting Co., Ltd. (a)                        81,000        280,964
i-Logistics Corp.                                           2,000          5,610
Isewan Terminal Service Co., Ltd.                          87,000        476,633
Kamigumi Co., Ltd.                                        145,000      1,099,339
Kawasaki Kinkai Kisen Kaisha Ltd.                           5,000         21,187
Keisei Electric Railway Co., Ltd.                         362,000      1,853,026
Meiko Trans Co., Ltd.                                      25,000        245,085
Seino Holdings Co., Ltd.                                  237,000      1,447,189
                                                                    ------------
                                                                       5,488,087
UTILITIES 0.0%
Hokkaido Electric Power Co., Inc.                             500         10,183
Hokuriku Gas Co., Ltd.                                      2,000          5,841
Keiyo Gas Co., Ltd.                                        49,000        256,176
Otaki Gas Co., Ltd.                                        16,000        107,554
The Okinawa Electric Power Co., Inc.                          400         19,788
                                                                    ------------
                                                                         399,542
                                                                    ------------
                                                                     171,951,309
LIECHTENSTEIN 0.0%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.0%
Verwaltungs-und Privat-Bank AG                                924        236,375

LUXEMBOURG 0.4%
--------------------------------------------------------------------------------

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Oriflame Cosmetics S.A. (a)                                 9,241        590,539
TELECOMMUNICATION SERVICES 0.3%
COLT Telecom Group S.A. *                               1,149,000      3,338,784

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TRANSPORTATION 0.0%
Logwin AG *                                                 4,768         12,072
                                                                    ------------
                                                                       3,941,395
MALAYSIA 0.0%
--------------------------------------------------------------------------------
REAL ESTATE 0.0%
Rekapacific Berhad (b)(c)(d)*                              24,000             --

NETHERLANDS 2.7%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.6%
Draka Holdings N.V.                                         3,500         93,489
Koninklijke BAM Groep N.V.                                372,676      6,540,100
                                                                    ------------
                                                                       6,633,589
COMMERCIAL SERVICES & SUPPLIES 0.1%
USG People N.V.                                            38,053        688,119

DIVERSIFIED FINANCIALS 0.0%
Van der Moolen Holding N.V. (a)*                           61,319        330,871

MATERIALS 1.9%
Crown Van Gelder N.V. CVA                                   6,100        103,653
Koninklijke DSM N.V. (a)                                  333,748     19,561,542
                                                                    ------------
                                                                      19,665,195
MEDIA 0.0%
DOCdata N.V.                                               26,000        239,393

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
BE Semiconductor Industries N.V. (a)*                      70,783        353,730

SOFTWARE & SERVICES 0.0%
ICT Automatisering N.V.                                     8,463         88,242
                                                                    ------------
                                                                      27,999,139
NEW ZEALAND 0.5%
--------------------------------------------------------------------------------
CONSUMER SERVICES 0.1%
Millennium & Capthorne Hotels New Zealand Ltd.          1,147,522        543,977

ENERGY 0.0%
New Zealand Oil & Gas Ltd.                                 11,942         16,191

MATERIALS 0.2%
Nufarm Ltd.                                               142,400      2,172,788

RETAILING 0.0%
Hallenstein Glasson Holdings Ltd.                          52,084         96,027
The Warehouse Group Ltd.                                   16,100         50,298
                                                                    ------------
                                                                         146,325
TRANSPORTATION 0.1%
Air New Zealand Ltd. (a)                                1,616,305      1,341,086
Tourism Holdings Ltd.                                     217,789        232,428
                                                                    ------------
                                                                       1,573,514
UTILITIES 0.1%
Vector Ltd. (a)                                           595,700        871,215
                                                                    ------------
                                                                       5,324,010

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
NORWAY 0.3%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
Aker Yards A/S (a)*                                       242,083      3,227,674

TRANSPORTATION 0.0%
Fosen Trafikklag A.S.A.                                       187         20,745
                                                                    ------------
                                                                       3,248,419
PAPUA NEW GUINEA 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
Oil Search Ltd.                                            86,500        564,391

MATERIALS 0.0%
Lihir Gold Ltd. *                                         142,591        451,136
                                                                    ------------
                                                                       1,015,527
PORTUGAL 0.5%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Grupo Soares da Costa, SGPS S.A. *                        647,330      1,302,797
Teixeira Duarte - Engenharia e Construcoes S.A.           156,251        219,595
                                                                    ------------
                                                                       1,522,392
CONSUMER SERVICES 0.0%
Ibersol SGPS S.A.                                          24,228        239,114

MATERIALS 0.3%
Corticeira Amorim S.A.                                      3,256          6,664
Semapa - Sociedade de Investimento e Gestao,
   SGPS, S.A.                                             249,825      3,111,468
Sonae Industria-SGPS S.A.                                  30,307        123,070
                                                                    ------------
                                                                       3,241,202
SOFTWARE & SERVICES 0.0%
Novabase SGPS S.A. *                                       25,210        166,327
Reditus-SGPS S.A. *                                        11,861        150,307
                                                                    ------------
                                                                         316,634
                                                                    ------------
                                                                       5,319,342
REPUBLIC OF KOREA 3.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Dong-Il Corp.                                               3,543        268,591
Global & Yuasa Battery Co., Ltd.                           27,510        586,426
Motonic Corp.                                               4,200         33,727
Ssangyong Motor Co. *                                      55,960        210,868
                                                                    ------------
                                                                       1,099,612
BANKS 0.1%
Cheju Bank Ltd. *                                           2,050         22,920
Jinheung Mutual Savings Bank Co., Ltd. *                  153,170        722,531
Korea Mutual Savings Bank                                   1,780         45,817
                                                                    ------------
                                                                         791,268
CAPITAL GOODS 0.7%
Daesang Holdings Co., Ltd.                                 40,740        175,852
Doosan Corp. *                                             19,770      3,301,307

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Hanil Construction Industry Co.                            39,483        475,104
Hanshin Construction Co., Ltd.                             10,500        225,714
KCC Engineering & Construction Co., Ltd.                   21,604        834,933
Kunsul Chemical Industrial Co., Ltd.                          310          4,964
Kyeryong Construction Industrial Co., Ltd.                 36,240      1,037,789
Sambu Construction Co., Ltd.                                6,071        267,186
Samho International Co., Ltd.                              45,330        597,641
Samwhan Corp.                                              34,370        666,473
Shinsegae Engineering & Construction Co., Ltd.              7,650        193,668
                                                                    ------------
                                                                       7,780,631
CONSUMER DURABLES & APPAREL 0.3%
Cheil Industries, Inc.                                     53,910      2,494,822
Shinwon Corp.                                             185,700        331,184
Youngone Corp.                                            135,220        948,832
                                                                    ------------
                                                                       3,774,838
DIVERSIFIED FINANCIALS 0.0%
Shinyoung Securities Co., Ltd.                                163          7,023

ENERGY 0.1%
SK Gas Co., Ltd.                                           13,456      1,017,066

FOOD, BEVERAGE & TOBACCO 0.2%
Jinro Distillers Co., Ltd.                                    241          3,181
Muhak Co., Ltd.                                             6,775         32,683
Namyang Dairy Products Co., Ltd.                            1,804      1,229,628
Nong Shim Holdings Co., Ltd.                                  790         54,375
Ottogi Corp.                                                  370         53,537
Samyang Corp.                                               5,899        270,646
TS Corp.                                                    7,400        417,693
                                                                    ------------
                                                                       2,061,743
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Pacific Corp.                                               9,690      1,188,601

MATERIALS 0.8%
Asia Cement Co., Ltd.                                       3,198        186,796
Hanwha Chemical Corp.                                      64,310        711,281
Hanwha Corp.                                               20,172        712,026
Honam Petrochemical Corp.                                   4,780        340,336
Hyosung Corp.                                              18,270      1,297,621
Korea Fine Chem                                               143         11,664
Korea Iron & Steel Co., Ltd.                               17,020      1,380,935
Korea Petrochemical Industrial Co., Ltd.                   13,010        621,471
Korea Zinc Co., Ltd.                                       16,510      2,254,280
KP Chemical Corp. *                                        52,020        374,270
Taekwang Industrial Co., Ltd.                                 106         95,963
Young Poong Corp.                                              40         17,949
                                                                    ------------
                                                                       8,004,592
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Choongwae Holdings Co., Ltd. *                              3,739         36,086
Daewoong Co., Ltd.                                         39,240      1,214,429
Green Cross Holdings Corp.                                    226         19,207

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Il Dong Pharmaceutical Co., Ltd.                          28,393       1,000,222
                                                                    ------------
                                                                       2,269,944
RETAILING 0.2%
FnC Kolon Corp.                                               320          4,498
GS Home Shopping, Inc.                                     15,100        978,925
Hyundai Department Store Co., Ltd.                          6,370        515,169
Taegu Department Store Co., Ltd.                           37,360        447,780
                                                                    ------------
                                                                       1,946,372
SOFTWARE & SERVICES 0.1%
Daou Technology, Inc.                                     115,270        731,726

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
People & Telecommunication                                 24,708        155,872
SFA Engineering Corp.                                      29,719      1,885,729
Sindo Ricoh Co., Ltd.                                         960         70,023
                                                                    ------------
                                                                       2,111,624
TELECOMMUNICATION SERVICES 0.1%
LG Dacom Corp.                                             27,700        440,408
LG Telecom Ltd.                                            52,220        395,559
                                                                    ------------
                                                                         835,967
UTILITIES 0.2%
KyungDong City Gas Co., Ltd.                                  410         21,755
Samchully Co., Ltd.                                         7,900      1,528,601
Seoul City Gas Co., Ltd.                                    8,359        723,821
YESCO Co., Ltd.                                             7,350        219,934
                                                                    ------------
                                                                       2,494,111
                                                                    ------------
                                                                      36,115,118
SINGAPORE 1.1%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Haw Par Corp., Ltd. (a)                                   321,000      1,541,818
Hong Leong Asia Ltd.                                       15,000         22,028
United Engineers Ltd.                                      86,000        210,190
                                                                    ------------
                                                                       1,774,036
CONSUMER SERVICES 0.1%
Hotel Plaza Ltd.                                          746,000        929,608
Overseas Union Enterprise Ltd.                              6,000         61,740
                                                                    ------------
                                                                         991,348
DIVERSIFIED FINANCIALS 0.4%
G.K. Goh Holdings Ltd.                                    495,500        349,015
K1 Ventures Ltd.                                        3,930,000        649,947
Kim Eng Holdings Ltd.                                   1,117,513      1,427,987
UOB-Kay Hian Holdings Ltd.                              1,505,850      1,995,631
                                                                    ------------
                                                                       4,422,580
ENERGY 0.1%
Singapore Petroleum Co., Ltd.                             123,000        596,382

FOOD, BEVERAGE & TOBACCO 0.0%
Cerebos Pacific Ltd.                                       35,000         98,574
QAF Ltd.                                                   37,000         10,606
                                                                    ------------
                                                                         109,180

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
MATERIALS 0.0%
Broadway Industrial Group Ltd.                              9,000          5,798

REAL ESTATE 0.0%
MCL Land Ltd.                                              19,000         22,335

RETAILING 0.1%
Jardine Cycle & Carriage Ltd.                              58,000        726,906
Metro Holdings Ltd.                                     1,784,000      1,044,077
                                                                    ------------
                                                                       1,770,983
SOFTWARE & SERVICES 0.0%
Singapore Computer Systems Ltd.                            21,000         13,428

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Elec & Eltek International Co., Ltd.                       37,000         66,600
Lafe Technology Ltd.                                       19,600          1,435
                                                                    ------------
                                                                          68,035
TRANSPORTATION 0.2%
Neptune Orient Lines Ltd. (a)                             868,000      2,064,505
                                                                    ------------
                                                                      11,838,610
SPAIN 2.5%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.0%
Construcciones y Auxiliar de Ferrocarriles S.A.             9,692      4,238,858
Obrascon Huarte Lain S.A.                                 193,226      6,547,992
Tecnocom, Telecomunicaciones y Energia S.A. *               3,801         22,668
                                                                    ------------
                                                                      10,809,518
COMMERCIAL SERVICES & SUPPLIES 0.1%
Befesa Medio Ambiente S.A. *                               29,309      1,160,622

CONSUMER DURABLES & APPAREL 0.0%
Tavex Algodonera S.A. *                                    94,146        213,168

FOOD, BEVERAGE & TOBACCO 0.1%
Pescanova S.A.                                             17,100        808,517
MATERIALS 0.5%
Cementos Portland Valderrivas S.A. (a)                     71,515      5,411,153

UTILITIES 0.8%
Union Fenosa S.A. (a)*                                    140,009      8,136,238
                                                                    ------------
                                                                      26,539,216
SWEDEN 2.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
AddTech AB, B Shares                                       19,445        424,569
OEM International AB, B Shares                              9,820         64,104
Saab AB, Class B                                           19,484        488,362
Trelleborg AB, B Shares (a)                               133,524      2,003,587
                                                                    ------------
                                                                       2,980,622
COMMERCIAL SERVICES & SUPPLIES 0.0%
Semcon AB *                                                20,860        202,550
DIVERSIFIED FINANCIALS 0.0%
AB Traction, B Shares                                      10,017         98,488

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Havsfrun Investment AB                                      2,029          9,794
                                                                    ------------
                                                                         108,282
ENERGY 0.9%
Lundin Petroleum AB *                                     281,100      4,136,443
PA Resources AB *                                         385,845      4,938,068
                                                                    ------------
                                                                       9,074,511
MATERIALS 0.0%
ProfilGruppen AB, B Shares                                  3,615         36,133

SOFTWARE & SERVICES 0.0%
Addnode AB                                                 34,730        169,730
ProAct IT Group AB                                          5,000         31,324
                                                                    ------------
                                                                         201,054
TELECOMMUNICATION SERVICES 0.9%
Tele2 AB, Class B (a)                                     510,000      9,917,786

TRANSPORTATION 0.1%
Rederi AB Transatlantic (a)                                65,778        444,635
                                                                    ------------
                                                                      22,965,573
SWITZERLAND 10.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Rieter Holding AG - Reg'd                                  10,153      3,296,955

BANKS 0.3%
Banque Cantonale de Geneve                                  8,832      2,163,420
Berner Kantonalbank                                           894        207,731
Graubunder Kantonalbank                                       672        641,701
                                                                    ------------
                                                                       3,012,852
CAPITAL GOODS 2.4%
Bobst Group AG - Reg'd (a)                                 60,400      4,833,046
Bucher Industries AG - Reg'd                               27,848      7,313,489
Carlo Gavazzi Holding AG                                    1,170        209,057
Conzzeta Holding AG                                         1,075      2,583,452
Daetwyler Holding AG *                                     44,500      3,207,344
Feintool International Holding AG - Reg'd                   1,932        638,404
Georg Fischer AG - Reg'd                                   10,590      4,331,219
Harwanne Compagnie de participations
   industielles et financieres S.A. (a)                   171,000        532,309
Tornos S.A. - Reg'd (a)*                                   51,473        577,370
WMH Walter Meier AG, Class A - Reg'd                        4,831        867,966
                                                                    ------------
                                                                      25,093,656
COMMERCIAL SERVICES & SUPPLIES 1.1%
Adecco S.A. - Reg'd                                       228,071     11,274,004

CONSUMER DURABLES & APPAREL 0.3%
Forbo Holding AG - Reg'd *                                  7,335      3,230,963

CONSUMER SERVICES 0.5%
Kuoni Reisen Holding AG - Reg'd (a)                        11,100      5,321,586
MCH Messe Schweiz Holding AG - Reg'd                        2,700        174,315
                                                                    ------------
                                                                       5,495,901

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
DIVERSIFIED FINANCIALS 0.1%
Valartis Group AG                                         11,876         672,700

FOOD, BEVERAGE & TOBACCO 0.1%
Emmi AG - Reg'd                                           13,172       1,706,024

INSURANCE 3.1%
Baloise Holding AG - Reg'd                               149,200      15,648,686
Schweizerische
   Naional-Versicherungs-Gesellschaft - Reg'd              3,206       2,334,232
Swiss Life Holding - Reg'd *                              54,055      14,379,679
                                                                   -------------
                                                                      32,362,597
MATERIALS 1.3%
Ciba Holding AG                                          133,899       3,854,983
Clariant AG - Reg'd *                                    518,000       5,237,235
CPH Chemie & Papier Holding AG - Reg'd                       102         249,613
Industrieholding Cham AG - Reg'd *                         2,117         829,175
Siegfried Holding AG - Reg'd                               9,738       1,496,104
Swissmetal, UMS Schweizerische Metallwerke
   Holding AG *                                           18,631         383,049
Vetropack Holding AG                                         546       1,320,010
                                                                   -------------
                                                                      13,370,169
REAL ESTATE 0.1%
LO Holding Lausanne-Ouchy S.A.                                77          94,882
Pax-Anlage AG - Reg'd                                         60          49,319
Zueblin Immobilien Holding AG - Reg'd *                   71,646         611,811
                                                                   -------------
                                                                         756,012
RETAILING 0.0%
Metraux Services Holding AG - Reg'd                        1,633         274,780
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Also Holding - Reg'd                                      15,459         832,309
Inficon Holding AG - Reg'd                                 8,287       1,326,888
Phoenix Mecano AG                                          3,672       1,717,063
                                                                   -------------
                                                                       3,876,260
TRANSPORTATION 0.1%
The Jungfraubahn Holding AG - Reg'd                       21,324       1,022,132

UTILITIES 0.6%
Elektrizitaets-Gesellschaft Laufenburg AG                  2,680       3,804,023
Energiedienst Holding AG - Reg'd *                        49,560       3,104,190
                                                                   -------------
                                                                       6,908,213
                                                                   -------------
                                                                     112,353,218
UNITED KINGDOM 16.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.0%
Avon Rubber plc                                          126,000         247,481

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
CAPITAL GOODS 1.7%
Carillion plc                                            987,880       6,515,111
Carr's Milling Industries plc                             27,358         358,129
Castings plc                                              97,863         516,216
Galliford Try plc                                        552,174         415,914
Hampson Industries plc                                     1,738           5,932
J. Smart & Co. (Contractors) plc                          17,591         216,091
Keller Group plc                                         184,222       2,284,182
Molins plc                                                 5,909          12,941
Morgan Sindall plc                                        41,732         619,452
MS International plc                                      19,986          76,611
Qinetiq plc                                            1,598,309       6,542,228
Renold plc *                                               5,392           8,367
Trifast plc                                              275,125         293,184
UMECO plc                                                 17,449         183,819
Waterman Group plc                                        81,607         208,694
XP Power Ltd.                                             25,792         105,267
                                                                   -------------
                                                                      18,362,138
COMMERCIAL SERVICES & SUPPLIES 0.9%
Carter & Carter Group plc (b)(c)(d)*                     173,983              --
Communisis plc                                           409,580         511,791
Harvey Nash Group plc                                    189,717         130,723
Management Consulting Group plc                          707,895         408,790
Office2office plc                                        170,636         540,411
OPD Group plc                                            138,258         449,590
Tribal Group plc                                         169,542         441,280
WS Atkins plc                                            315,417       6,671,940
                                                                   -------------
                                                                       9,154,525
CONSUMER DURABLES & APPAREL 0.1%
Pace Micro Technology plc *                              644,140       1,087,757
CONSUMER SERVICES 0.0%
Sportech plc *                                            99,027         140,828

ENERGY 7.3%
AMEC plc                                                 688,800      12,137,580
Anglo Pacific Group plc                                  163,338         750,874
Cairn Energy plc *                                        21,600       1,386,299
Dana Petroleum plc *                                     231,300       8,725,018
Hunting plc                                              418,200       7,297,103
John Wood Group plc                                    1,010,197       9,916,330
Petrofac Ltd.                                            656,784       9,624,375
Premier Oil plc *                                        217,361       7,109,122
Tullow Oil plc                                           321,600       6,111,367
UK Coal plc *                                            646,503       7,143,900
Venture Production plc                                   357,600       6,167,965
                                                                   -------------
                                                                      76,369,933
FOOD, BEVERAGE & TOBACCO 0.2%
Britvic plc                                              284,902       1,636,117

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
McBride plc                                              464,424         709,097
PZ Cussons plc                                           294,070         987,166
                                                                   -------------
                                                                       1,696,263

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
INSURANCE 0.7%
Hardy Underwriting Bermuda Ltd.                           21,884         101,356
Old Mutual plc                                         4,101,000       7,528,387
                                                                   -------------
                                                                       7,629,743
MATERIALS 2.2%
Antofagasta plc                                            3,829          49,788
Croda International plc                                  479,169       6,082,334
Delta plc                                                131,334         309,197
Elementis plc                                            372,704         580,055
Hochschild Mining plc                                     63,053         489,246
Johnson Matthey plc                                      150,000       5,488,868
Randgold Resources Ltd. (a)                              205,286       9,360,401
Vedanta Resources plc                                     26,565       1,147,238
Yule Catto & Co. plc                                      56,015         137,505
                                                                   -------------
                                                                      23,644,632
MEDIA 0.0%
Chime Communications PLC                                  19,646          49,306
Creston plc                                              165,488         155,895
MICE Group plc (b)(d)*                                   648,992              --
Next Fifteen Communications plc                          134,557         143,389
                                                                   -------------
                                                                         348,590
RETAILING 0.1%
John David Group plc                                     106,888         711,138
Land of Leather Holdings plc                             252,000          23,843
Moss Bros Group plc                                       15,415           9,518
Woolworths Group plc                                   4,324,480         698,994
                                                                   -------------
                                                                       1,443,493
SOFTWARE & SERVICES 1.3%
Computacenter plc                                        486,681       1,165,293
Dimension Data Holdings plc                            1,726,615       1,573,187
Intec Telecom Systems plc *                            1,089,775       1,081,474
Kewill Systems plc                                        98,961         186,845
Logica plc                                             4,085,000       8,747,234
Microgen plc                                             353,853         352,552
Morse plc                                                425,406         432,136
nCipher plc *                                             33,237         107,594
                                                                   -------------
                                                                      13,646,315
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Acal plc                                                  64,850         211,524
Filtronic plc                                             93,535         136,004
Oxford Instruments plc                                    69,597         347,153
Psion plc                                                 37,934          89,819
Spectris plc                                               7,931         112,332
TT electronics plc                                       480,007       1,097,820
Vislink plc                                              263,135         143,367
                                                                   -------------
                                                                       2,138,019
TELECOMMUNICATION SERVICES 0.0%
Vanco plc (a)(b)(d)*                                     119,897              --

TRANSPORTATION 1.9%
Accident Exchange Group plc                               71,902          98,098
Arriva plc                                               559,076       7,592,457
Braemar Shipping Services plc                             64,440         676,227
Clarkson plc                                              14,765         286,418

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
FirstGroup plc                                         1,051,813      10,846,710
                                                                   -------------
                                                                      19,499,910
                                                                   -------------
                                                                     177,045,744
TOTAL COMMON STOCK
   (COST $997,418,804)                                             1,022,874,960

PREFERRED STOCK 0.3% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------
MIBA AG                                                      700         137,764
CANADA 0.0%
--------------------------------------------------------------------------------
FirstService Corp.                                        11,235         213,465
GERMANY 0.3%
--------------------------------------------------------------------------------
Draegerwerk AG & Co. KGAA                                 11,938         664,675
Hans Einhell AG                                            4,600         219,521
Jungheinrich AG                                           47,379       1,318,408
Sanacorp Pharmaholding AG                                    884          27,572
Sto AG                                                     4,603         385,708
Villeroy & Boch AG (a)                                     4,091          58,742
                                                                   -------------
                                                                       2,674,626
                                                                   -------------
TOTAL PREFERRED STOCK
   (COST $3,287,531)                                                   3,025,855
                                                                   -------------
RIGHTS 0.0% OF NET ASSETS

BELGIUM 0.0%
--------------------------------------------------------------------------------
Carrieres Unies Porphyre (b)(d)*                              11              --
FRANCE 0.0%
--------------------------------------------------------------------------------
Altran Technologies S.A. *                               164,991          25,977
Assystem *                                                 1,513              24
                                                                   -------------
                                                                          26,001
UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
Land of Leather Holdings plc (b)(d)*                     151,200              --
                                                                   -------------
TOTAL RIGHTS
   (COST $--)                                                             26,001
                                                                   -------------
WARRANTS 0.0% OF NET ASSETS

BERMUDA 0.0%
--------------------------------------------------------------------------------
Champion Technology Holdings Ltd.                        699,944           2,065
Col Capital (b)(d)*                                      280,000              --
                                                                   -------------
                                                                           2,065
                                                                   -------------
TOTAL WARRANTS
   (COST $--)                                                              2,065

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT       VALUE
         RATE, MATURITY DATE                             ($)            ($)
SHORT-TERM INVESTMENT 1.5% OF NET ASSETS

REPURCHASE AGREEMENT 1.5%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $15,105,818 (fully collateralized by Federal
   Home Loan Mortgage Corp. with a value of
   $15,411,675.)                                      15,105,000      15,105,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
   (COST $15,105,000)                                                 15,105,000
                                                                   -------------

END OF INVESTMENTS.

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.6%
   OF NET ASSETS
State Street Navigator Security Lending Prime
   Portfolio                                          80,092,968      80,092,968

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 06/30/08, the tax basis cost of the fund's investments was $1,017,772,455 and the unrealized appreciation and depreciation were $165,428,584 and ($142,167,158), respectively, with a net unrealized appreciation of $23,261,426.

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $933,072,403 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.

(a)  All or a portion of this security is on loan.

(b)  Fair-valued by Management.

(c)  Bankrupt security/delisted.

(d) Iliquid security. At the period end, the value of these amounted to $9,625 or 0.0% of net assets.

CVA - Dutch Certificate

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $        172,939,821*
Level 2 - Other Significant Observable Inputs                        948,177,403
Level 3 - Significant Unobservable Inputs                   $              9,625
                                                            --------------------
TOTAL                                                       $      1,121,126,849

*    Includes collateral invested for securities on loan of $80,092,968.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                             VALUE OF INVESTMENT
                                                                IN SECURITIES
                                                             -------------------
Balance as of 03/31/08                                       $           796,628
Accrued discount/premiums                                                     --
Realized gain (loss)                                                          --
Change in unrealized appreciation (depreciation)                        (384,229)
Net purchases (sales)                                                    507,240
Transfer in and/or out of Level 3                                       (910,014)
                                                             -------------------
Balance as of 06/30/08                                       $             9,625
                                                             ===================

LAUDUS TRUST
LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 86.2%   COMMON STOCK                                  22,791,451     22,460,973
 10.9%   PREFERRED STOCK                                2,884,324      2,840,671
  0.8%   SHORT-TERM INVESTMENT                            220,000        220,000
--------------------------------------------------------------------------------
 97.9%   TOTAL INVESTMENTS                             25,895,775     25,521,644
  2.1%   OTHER ASSETS AND LIABILITIES                                    539,716
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   26,061,360

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 86.2% OF NET ASSETS

ARGENTINA 3.7%
--------------------------------------------------------------------------------
ENERGY 3.7%
Tenaris S.A. ADR                                           12,869        958,741

BRAZIL 8.2%
--------------------------------------------------------------------------------
ENERGY 2.6%
Petroleo Brasileiro S.A. ADR                               11,400        660,630

SOFTWARE & SERVICES 3.2%
Redecard S.A.                                              43,300        837,045

UTILITIES 2.4%
CPFL Energia S.A. ADR                                       9,200        628,912
                                                                    ------------
                                                                       2,126,587
CHINA 9.3%
--------------------------------------------------------------------------------
BANKS 2.0%
China Construction Bank Corp., Class H                    644,000        519,657

TELECOMMUNICATION SERVICES 2.5%
China Mobile Ltd.                                          49,500        664,430

TRANSPORTATION 4.8%
China Shipping Development Co. Ltd., Class H              192,000        578,488
Cosco Pacific Ltd.                                        410,000        673,084
                                                                    ------------
                                                                       1,251,572
                                                                    ------------
                                                                       2,435,659
COLUMBIA 1.8%
--------------------------------------------------------------------------------
BANKS 1.8%
Bancolombia S.A. ADR                                       15,300        480,267

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
EGYPT 4.3%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 4.3%
Orascom Telecom Holding S.A.E. -Reg'd GDR                   9,500        606,752
Telecom Egypt                                             168,072        518,756
                                                                    ------------
                                                                       1,125,508
                                                                    ------------
                                                                       1,125,508
INDIA 2.4%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.4%
Bharti Airtel Ltd. *                                       36,609        615,292

MALAYSIA 3.5%
--------------------------------------------------------------------------------
BANKS 1.7%
Public Bank Berhad                                        136,000        441,907

TRANSPORTATION 1.8%
MISC Berhad                                               181,200        460,318
                                                                    ------------
                                                                         902,225
MEXICO 4.9%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 2.5%
Grupo Modelo, S.A. de C.V., Series C                      126,900        645,876

TELECOMMUNICATION SERVICES 2.4%
America Movil SAB de C.V., Series L ADR                    12,100        638,275
                                                                    ------------
                                                                       1,284,151
PHILIPPINES 2.4%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.4%
Philippine Long Distance Telephone Co. ADR                 11,600        619,672

REPUBLIC OF KOREA 4.4%
--------------------------------------------------------------------------------
BANKS 4.4%
Hana Financial Group, Inc.                                 13,710        527,557
Kookmin Bank                                                7,942        466,770
Kookmin Bank ADR                                            2,400        140,424
                                                                    ------------
                                                                       1,134,751
                                                                    ------------
                                                                       1,134,751
RUSSIA 11.8%
--------------------------------------------------------------------------------
ENERGY 7.2%
Gazprom - Reg'd ADR                                        13,300        771,400
LUKOIL ADR                                                 11,200      1,104,320
                                                                    ------------
                                                                       1,875,720
MATERIALS 2.6%
Evraz Group S.A. -Reg'd GDR                                 5,900        687,350

TELECOMMUNICATION SERVICES 2.0%
Mobile TeleSystems ADR                                      6,700        513,287
                                                                    ------------
                                                                       3,076,357

LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
SOUTH AFRICA 6.9%
--------------------------------------------------------------------------------
ENERGY 3.2%
Sasol                                                      14,243        838,411

MATERIALS 2.2%
Impala Platinum Holdings Ltd.                              14,699        577,662
TELECOMMUNICATION SERVICES 1.5%
Telkom South Africa Ltd.                                   21,254        382,832
                                                                    ------------
                                                                       1,798,905
TAIWAN 14.9%
--------------------------------------------------------------------------------
BANKS 4.6%
Chinatrust Financial Holding Co., Ltd. *                  480,000        463,018
Mega Financial Holding Co., Ltd.                          910,000        718,909
                                                                    ------------
                                                                       1,181,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.4%
MediaTek, Inc.                                             41,000        471,997
Taiwan Semiconductor Manufacturing Co., Ltd.               44,000         93,494
Taiwan Semiconductor Manufacturing Co., Ltd. ADR           77,900        849,889
                                                                    ------------
                                                                       1,415,380
TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
Asustek Computer, Inc.                                    185,000        502,495

TELECOMMUNICATION SERVICES 3.0%
Chunghwa Telecom Co., Ltd. ADR                             30,463        772,846
                                                                    ------------
                                                                       3,872,648
THAILAND 3.7%
--------------------------------------------------------------------------------
ENERGY 1.8%
PTT Public Co., Ltd.                                       58,700        463,491

MATERIALS 1.9%
The Siam Cement Public Co., Ltd. NVDR                      88,500        511,522
                                                                    ------------
                                                                         975,013
TURKEY 4.0%
--------------------------------------------------------------------------------
BANKS 1.9%
Akbank T.A.S.                                             141,079        489,697

TELECOMMUNICATION SERVICES 2.1%
Turkcell Iletisim Hizmetleri A/S                           97,620        565,500
                                                                    ------------
                                                                       1,055,197
                                                                    ------------
TOTAL COMMON STOCK
   (COST $22,791,451)                                                 22,460,973
                                                                    ------------

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
PREFERRED STOCK 10.9% OF NET ASSETS

BRAZIL 6.9%
--------------------------------------------------------------------------------
BANKS 3.4%
Itausa - Investimentos Itau S.A.                            1,107          7,023
Itausa - Investimentos Itau S.A.                          138,460        878,385
                                                                    ------------
                                                                         885,408
MATERIALS 3.5%
Companhia Vale do Rio Doce ADR (Vale)                      30,700        916,088
                                                                    ------------
                                                                       1,801,496
REPUBLIC OF KOREA 4.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.7%
Hyundai Motor Co.                                          16,530        451,665

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
Samsung Electronics Co., Ltd.                               1,363        587,510
                                                                    ------------
                                                                       1,039,175
                                                                    ------------
TOTAL PREFERRED STOCK
   (COST $2,884,324)                                                   2,840,671
                                                                    ------------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
SHORT-TERM INVESTMENT 0.8% OF NET ASSETS

REPURCHASE AGREEMENT 0.8%
Fixed Income Clearing Corp. dated 06/30/08, due
   07/01/08 at 1.95%, with a maturity value of
   $220,012 (fully collateralized by Federal
   National Mortgage Association with a value of
   $228,831.)                                             220,000        220,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
   (COST $220,000)                                                       220,000
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $26,344,611 and the unrealized appreciation and depreciation were $1,485,027 and ($2,307,994), respectively, with a net unrealized depreciation of ($822,967).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $12,727,724 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

ADR - American Depositary Receipt

LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                            VALUE OF INVESTMENTS
VALUATION INPUTS                                                IN SECURTIES
----------------                                            --------------------
Level 1 - Quoted Prices                                     $         12,573,920
Level 2 - Other Significant Observable Inputs                         12,947,724
Level 3 - Significant Unobservable Inputs                                     --
                                                            --------------------
TOTAL                                                       $         25,521,644

LAUDUS TRUST
LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 87.0%   GOVERNMENT BONDS                              92,034,197     91,665,569
  8.5%   GOVERNMENT AGENCY OBLIGATIONS                  8,451,326      8,936,151
  1.4%   CORPORATE BONDS                                1,465,537      1,458,356
  0.9%   COVERED BOND                                     951,207      1,005,971
  0.6%   SHORT-TERM INVESTMENT                            615,000        615,000
--------------------------------------------------------------------------------
 98.4%   TOTAL INVESTMENTS                            103,517,267    103,681,047
  1.6%   OTHER ASSETS AND LIABILITIES                                  1,665,596
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  105,346,643

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
GOVERNMENT BONDS 87.0% OF NET ASSETS

AUSTRIA 4.3%
--------------------------------------------------------------------------------
Austria Government Bond
   3.50%, 07/15/15                                      3,100,000      4,511,122

BELGIUM 9.0%
--------------------------------------------------------------------------------
Belgium Government Bond
   3.75%, 09/28/15                                      3,200,000      4,698,898
   5.50%, 09/28/17                                      2,900,000      4,767,424
                                                                    ------------
                                                                       9,466,322
FRANCE 6.8%
--------------------------------------------------------------------------------
France Government Bond OAT
   4.00%, 10/25/09                                        530,000        826,124
   4.00%, 04/25/13                                        860,000      1,308,229
   4.00%, 04/25/14                                      1,180,000      1,785,959
   5.00%, 10/25/16                                      1,600,000      2,556,178
   5.75%, 10/25/32                                        400,000        692,486
                                                                    ------------
                                                                       7,168,976
GERMANY 1.9%
--------------------------------------------------------------------------------
Bundesrepublik Deutschland
   4.50%, 01/04/13                                      1,160,000      1,810,397

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
   4.75%, 07/04/34                                        120,000        183,838
                                                                    ------------
                                                                       1,994,235
ITALY 15.9%
----------------------------------------------------------------------------------
Italy Government International Bond
   0.65%, 03/20/09                                    120,000,000      1,128,145
   2.75%, 06/15/10                                      2,500,000      3,780,651
   4.75%, 02/01/13                                      2,400,000      3,737,310
   4.25%, 08/01/14                                        700,000      1,060,306
   4.50%, 06/08/15                                    140,000,000      1,553,526
   4.50%, 02/01/18                                      2,500,000      3,754,373
   4.00%, 02/01/37                                      1,400,000      1,756,803
                                                                    ------------
                                                                      16,771,114
JAPAN 37.1%
----------------------------------------------------------------------------------
Japan Government Five Year Bond
   0.50%, 06/20/10                                    520,000,000      4,875,953
Japan Government Ten Year Bond
   1.20%, 06/20/11                                    200,000,000      1,899,468
   1.40%, 09/20/11                                    430,000,000      4,107,550
   1.10%, 09/20/12                                    550,000,000      5,183,540
   1.20%, 09/20/12                                    530,000,000      5,015,546
   0.50%, 06/20/13                                    400,000,000      3,647,397
   0.90%, 06/20/13                                    580,000,000      5,393,828
   1.30%, 12/20/14                                    331,000,000      3,118,127
   1.50%, 03/20/15                                    400,000,000      3,814,915
Japan Government Thirty Year Bond
   2.40%, 12/20/34                                    210,000,000      1,987,699
                                                                    ------------
                                                                      39,044,023
MEXICO 3.5%
--------------------------------------------------------------------------------
Mexican Bonos
   9.00%, 12/20/12                                     18,700,000      1,824,343
   8.00%, 12/07/23                                     22,200,000      1,926,794
                                                                    ------------
                                                                       3,751,137
NETHERLANDS 8.5%
--------------------------------------------------------------------------------
Netherlands Government Bond
   5.50%, 07/15/10                                        440,000        702,856
   4.25%, 07/15/13                                      2,700,000      4,150,805
   3.75%, 07/15/14                                      2,750,000      4,104,979
                                                                    ------------
                                                                       8,958,640
                                                                    ------------
TOTAL GOVERNMENT BONDS
   (COST $92,034,197)                                                 91,665,569
                                                                    ------------

GOVERNMENT AGENCY OBLIGATIONS 8.5% OF NET ASSETS

GERMANY 1.1%
--------------------------------------------------------------------------------
Kreditanstalt fuer Wiederraufbau
   2.05%, 09/21/09                                    120,000,000      1,144,328

JAPAN 5.6%
--------------------------------------------------------------------------------
Development Bank of Japan
   1.40%, 06/20/12                                    170,000,000      1,614,863

LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                              ($)            ($)
Japan Finance Corp. for Municipal Enterprises
   1.55%, 02/21/12                                    290,000,000      2,777,249
   1.35%, 11/26/13                                    160,000,000      1,516,381
                                                                    ------------
                                                                       5,908,493
NETHERLANDS 1.8%
--------------------------------------------------------------------------------
Bank Nederlandse Gemeenten
   0.80%, 09/22/08                                    200,000,000      1,883,330
                                                                    ------------
TOTAL GOVERNMENT AGENCY OBLIGATIONS
   (COST $8,451,326)                                                   8,936,151
                                                                    ------------
CORPORATE BONDS 1.4% OF NET ASSETS

UNITED KINGDOM 1.4%
--------------------------------------------------------------------------------
Lloyds TSB Bank plc
   5.63%, 03/05/18                                        620,000        947,060
Standard Chartered Bank
   5.88%, 09/26/17                                        350,000        511,296
                                                                    ------------
                                                                       1,458,356
                                                                    ------------
TOTAL CORPORATE BONDS
   (COST $1,465,537)                                                   1,458,356
                                                                    ------------
COVERED BOND  0.9% OF NET ASSETS

IRELAND 0.9%
--------------------------------------------------------------------------------
Depfa ACS Bank
   1.65%, 12/20/16                                    110,000,000      1,005,971
                                                                    ------------
TOTAL COVERED BONDS
   (COST $951,207)                                                     1,005,971
                                                                    ------------
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

REPURCHASE AGREEMENT 0.6%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 06/30/08, due 07/01/08 at
   1.95%, with a maturity value of
   $615,033 (fully collateralized by
   Federal National Mortgage Corporation
   with a value of $628,069).                             615,000        615,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $615,000)                                                       615,000
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08 the tax basis cost of the fund's investments was $103,517,267, and the unrealized appreciation and depreciation were $1,437,292 and ($1,273,512), respectively, with a net appreciation of $163,780.

In addition to the above, the fund held the following at 06/30/08.

                            AMOUNT OF
                CURRENCY   CURRENCY TO   CURRENCY       AMOUNT OF     UNREALIZED
 EXPIRATION       TO BE        BE          TO BE     CURRENCY TO BE    (LOSSES)
    DATE        RECEIVED     RECEIVED    DELIVERED      DELIVERED        ($)
FORWARD FOREIGN CURRENCY CONTRACT
--------------------------------------------------------------------------------
07/31/2008        USD       7,290,524       EUR         4,638,000       (53,113)
                                                                      ----------
NET UNREALIZED LOSS ON FORWARD FOREIGN CURRENCY CONTRACTS               (53,113)
                                                                      ----------

LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                VALUE OF INVESTMENTS     UNREALIZED GAIN (LOSS) OF
VALUATION INPUTS                                    IN SECURTIES       OTHER FINANCIAL INSTRUMENTS*
----------------                                --------------------   ----------------------------
Level 1 - Quoted Prices                         $                 --                       ($53,113)
Level 2 - Other Significant Observable Inputs            103,681,047                             --
Level 3 - Significant Unobservable Inputs                         --                             --
                                                ---------------------   ---------------------------
TOTAL                                           $         103,681,047                      ($53,113)

*    Other financial instruments include forward contracts.

LAUDUS TRUST
LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 99.4%    COMMON STOCK                                  4,970,021      4,787,918
  -- %    RIGHTS                                               --            801
--------------------------------------------------------------------------------
 99.4%    TOTAL INVESTMENTS                             4,970,021      4,788,719
  0.6%    OTHER ASSETS AND
          LIABILITIES                                                     29,246
--------------------------------------------------------------------------------
100.0%    NET ASSETS                                                   4,817,965

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.4% OF NET ASSETS

AUSTRALIA 8.7%
--------------------------------------------------------------------------------
BANKS 2.6%
National Australia Bank Ltd.                                4,914        124,774

FOOD & STAPLES RETAILING 2.3%
Wesfarmers Ltd.                                             3,147        112,456

TELECOMMUNICATION SERVICES 3.8%
Telstra Corp., Ltd.                                        45,102        183,266
                                                                    ------------
                                                                         420,496
BELGIUM 2.1%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 2.1%
Fortis                                                        198          3,145
Fortis                                                      6,280         99,878
                                                                    ------------
                                                                         103,023
FINLAND 1.1%
--------------------------------------------------------------------------------
MATERIALS 1.1%
UPM-Kymmene Oyj                                             3,184         51,880

FRANCE 15.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.5%
Renault S.A.                                                1,487        121,022

BANKS 2.0%
Societe Generale                                            1,114         96,583

CAPITAL GOODS 1.5%
Compagnie de Saint-Gobain                                   1,188         73,573

ENERGY 4.4%
Total S.A.                                                  2,491        212,030

FOOD & STAPLES RETAILING 1.9%
Carrefour S.A.                                              1,618         91,203

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TELECOMMUNICATION SERVICE 3.0%
France Telecom S.A.                                         4,853        142,324
                                                                    ------------
                                                                         736,735
GERMANY 4.1%
--------------------------------------------------------------------------------
UTILITIES 4.1%
RWE AG                                                      1,547        195,318

HONG KONG 1.8%
--------------------------------------------------------------------------------
UTILITIES 1.8%
Hongkong Electric Holdings Ltd.                            14,000         83,771

ITALY 2.8%
--------------------------------------------------------------------------------
BANKS 2.8%
Intesa Sanpaolo S.p.A                                      23,878        135,742

JAPAN 21.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.5%
Toyota Motor Corp.                                          2,600        122,730

FOOD & STAPLES RETAILING 1.9%
Seven & I Holdings Co., Ltd.                                3,200         91,626

HOUSEHOLD & PERSONAL PRODUCTS 4.4%
Kao Corp.                                                   8,000        210,019

INSURANCE 2.4%
Tokio Marine Holdings, Inc.                                 3,000        116,925

PHARMACEUTICALS & BIOTECHNOLOGY 3.3%
Takeda Pharmaceutical Co., Ltd.                             3,100        157,665

TECHNOLOGY HARDWARE & EQUIPMENT 4.4%
CANON, Inc.                                                 4,100        211,051

TELECOMMUNICATION SERVICES 2.4%
KDDI Corp.                                                     19        117,561
                                                                    ------------
                                                                       1,027,577
NETHERLANDS 4.7%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 2.9%
ING Groep N.V. CVA                                          4,343        137,316

MEDIA 1.8%
Reed Elsevier N.V.                                          5,188         86,825
                                                                    ------------
                                                                         224,141
SINGAPORE 2.6%
--------------------------------------------------------------------------------
BANKS 2.6%
Oversea-Chinese Banking Corp., Ltd.                        21,000        126,488

SPAIN 6.7%
--------------------------------------------------------------------------------
BANKS 3.2%
Banco Santander S.A.                                        8,350        152,338

TELECOMMUNICATION SERVICES 3.5%
Telefonica S.A.                                             6,439        170,400

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
                                                                    ------------
                                                                         322,738
SWITZERLAND 4.3%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
Novartis AG - Reg'd.                                        3,736        205,600

TAIWAN 2.1%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR            9,400        102,554

UNITED KINGDOM 21.8%
--------------------------------------------------------------------------------
BANKS 3.1%
HBOS plc                                                    9,354         51,212
Royal Bank of Scotland Group plc                           22,722         96,731
                                                                    ------------
                                                                         147,943
ENERGY 8.4%
BP plc                                                     15,733        182,356
Royal Dutch Shell plc, Class A                              5,418        221,558
                                                                    ------------
                                                                         403,914
FOOD, BEVERAGE & TOBACCO 4.0%
Unilever plc                                                6,844        194,452

INSURANCE 2.3%
Aviva plc                                                  11,173        110,771

PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
GlaxoSmithKline plc                                         8,811        194,775
                                                                    ------------
                                                                       1,051,855
                                                                    ------------
TOTAL COMMON STOCK
   (COST $4,970,021)                                                   4,787,918
                                                                    ------------
RIGHTS 0.0% OF NET ASSETS

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
HBOS plc NPR *                                              3,741            801
                                                                    ------------
TOTAL RIGHTS
   (COST $--)                                                                801
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $4,970,021 and the unrealized appreciation and depreciation were $43,832 and ($225,134), respectively, with a net unrealized depreciation of ($181,302).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $4,685,364 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

In addition to the above, the fund held the following at 06/30/08. All numbers are x 1,000.

                        AMOUNT OF               AMOUNT OF
             CURRENCY    CURRENCY    CURRENCY    CURRENCY   UNREALIZED
EXPIRATION     TO BE      TO BE       TO BE       TO BE      (LOSSES)
   DATE      RECEIVED    RECEIVED   DELIVERED   DELIVERED       ($)
FORWARD FOREIGN CURRENCY CONTRACTS

07/31/2008      USD       319,884      EUR       203,500      (5,191)
07/31/2008      USD       110,277      GBP        55,500      (2,346)
NET UNREALIZED LOSS ON FORWARD FOREIGN
   CURRENCY CONTRACTS                                         (7,537)

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                VALUE OF INVESTMENTS     UNREALIZED GAIN (LOSS) OF
VALUATION INPUTS                                        IN SECURTIES   OTHER FINANCIAL INSTRUMENTS*
----------------                                --------------------   ----------------------------
Level 1 - Quoted Prices                         $            103,355                       ($7,537)
Level 2 - Other Significant Observable Inputs              4,685,364                            --
Level 3 - Significant Unobservable Inputs                         --                            --
                                                --------------------   ----------------------------
TOTAL                                           $          4,788,719                       ($7,537)

*    Other financial instruments include forward contracts.

LAUDUS TRUST
LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS As of June 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 37.8%   COMMON STOCK                                   1,940,108      1,815,543
 61.5%   FOREIGN COMMON STOCK                           3,038,702      2,949,867
  -- %   RIGHTS                                                --            593
--------------------------------------------------------------------------------
 99.3%   TOTAL INVESTMENTS                              4,978,810      4,766,003
  0.7%   OTHER ASSETS AND LIABILITIES                                     35,470
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    4,801,473

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 37.8% OF NET ASSETS

BANKS 1.7%
--------------------------------------------------------------------------------
Wachovia Corp.                                              5,300         82,309

CAPITAL GOODS 4.8%
--------------------------------------------------------------------------------
3M Co.                                                      1,100         76,549
General Electric Co.                                        5,700        152,133
                                                                    ------------
                                                                         228,682
DIVERSIFIED FINANCIALS 4.0%
--------------------------------------------------------------------------------
Bank of America Corp.                                       4,500        107,415
Citigroup, Inc.                                             4,900         82,124
                                                                    ------------
                                                                         189,539
ENERGY 3.9%
--------------------------------------------------------------------------------
Chevron Corp.                                               1,900        188,347

FOOD, BEVERAGE & TOBACCO 4.0%
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                         4,000         77,120
H.J. Heinz Co.                                              2,400        114,840
                                                                    ------------
                                                                         191,960
MATERIALS 3.0%
--------------------------------------------------------------------------------
Alcoa, Inc.                                                 4,100        146,042

MEDIA  0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          1,400         27,286

PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
--------------------------------------------------------------------------------
Merck & Co., Inc.                                           2,000         75,380
Pfizer, Inc.                                                5,900        103,073
Wyeth                                                       3,400        163,064
                                                                    ------------
                                                                         341,517
RETAILING 1.8%
--------------------------------------------------------------------------------
Genuine Parts Co.                                           2,200         87,296

SOFTWARE & SERVICES 4.4%
--------------------------------------------------------------------------------
Microsoft Corp.                                             5,500        151,305
Oracle Corp. *                                              2,900         60,900
                                                                    ------------
                                                                         212,205

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TELECOMMUNICATION SERVICES 2.5%
--------------------------------------------------------------------------------
Verizon Communications, Inc.                                3,400        120,360
                                                                    ------------
TOTAL COMMON STOCK
   (COST $1,940,108)                                                   1,815,543
                                                                    ------------
FOREIGN COMMON STOCK 61.5% OF NET ASSETS

AUSTRALIA 4.9%
--------------------------------------------------------------------------------
BANKS 1.1%
National Australia Bank Ltd.                                2,175         55,227

FOOD, BEVERAGE & TOBACCO 1.0%
Foster's Group Ltd.                                         9,728         47,292

MATERIALS 0.9%
Amcor Ltd.                                                  8,926         43,242

TELECOMMUNICATION SERVICES 1.9%
Telstra Corp., Ltd.                                        22,431         91,145
                                                                    ------------
                                                                         236,906
BELGIUM 1.1%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 1.1%
Fortis                                                        200          3,177
Fortis                                                      3,166         50,352
                                                                    ------------
                                                                          53,529
FINLAND 0.6%
--------------------------------------------------------------------------------
MATERIALS 0.6%
UPM-Kymmene Oyj                                             1,700         27,700

FRANCE 7.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.7%
Renault S.A.                                                  394         32,066

BANKS 1.1%
Societe Generale                                              633         54,881

ENERGY 3.3%
Total S.A.                                                  1,836        156,277

FOOD & STAPLES RETAILING 1.0%
Carrefour S.A.                                                889         50,111

TELECOMMUNICATION SERVICES 1.4%
France Telecom S.A.                                         2,217         65,018
                                                                    ------------
                                                                         358,353
GERMANY 3.3%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.1%
Deutsche Telekom AG - Reg'd                                 3,196         52,383

UTILITIES 2.2%
RWE AG                                                        843        106,434
                                                                    ------------
                                                                         158,817

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
HONG KONG 0.9%
--------------------------------------------------------------------------------
UTILITIES  0.9%
Hongkong Electric Holdings Ltd.                             7,500         44,877

ITALY 2.2%
--------------------------------------------------------------------------------
BANKS 2.2%
UniCredito Italiano S.p.A.                                 17,074        103,858

JAPAN 12.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING 1.6%
Seven & I Holdings Co., Ltd.                                2,700         77,309

HOUSEHOLD & PERSONAL PRODUCTS 0.6%
Kao Corp.                                                   1,000         26,252

INSURANCE 1.6%
Tokio Marine Holdings, Inc.                                 2,000         77,950

MATERIALS 1.4%
Nitto Denko Corp.                                           1,700         65,349

PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
Astellas Pharma, Inc.                                       1,400         59,536
Takeda Pharmaceutical Co., Ltd.                             1,500         76,289
                                                                    ------------
                                                                         135,825
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
CANON, Inc.                                                 1,900         97,804

TELECOMMUNICATION SERVICES 1.5%
Nippon Telegraph & Telephone Corp. (NTT)                       14         69,080

TRANSPORTATION 1.4%
West Japan Railway Co.                                         14         68,716
                                                                    ------------
                                                                         618,285
NETHERLANDS 3.0%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 2.1%
ING Groep N.V. CVA                                          3,174        100,354

MEDIA 0.9%
Reed Elsevier N.V.                                          2,690         45,019
                                                                    ------------
                                                                         145,373
SINGAPORE 2.0%
--------------------------------------------------------------------------------
BANKS 1.5%
Oversea-Chinese Banking Corp., Ltd.                        12,000         72,279

TELECOMMUNICATION SERVICES 0.5%
Singapore Telecommunications Ltd.                           9,000         23,992
                                                                    ------------
                                                                          96,271

SPAIN 4.0%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.9%
Telefonica S.A.                                             5,236        138,564

UTILITIES 1.1%
Iberdrola S.A.                                              3,971         52,909
                                                                    ------------
                                                                         191,473

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
SWITZERLAND 2.8%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
Novartis AG - Reg'd.                                        2,422        133,288

TAIWAN 0.8%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR            3,400         37,094

UNITED KINGDOM 15.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.7%
GKN plc                                                     7,886         34,806

BANKS 3.1%
HBOS plc                                                    6,926         37,919
Lloyds TSB Group plc                                       10,282         63,083
Royal Bank of Scotland Group plc                           11,235         47,829
                                                                    ------------
                                                                         148,831
ENERGY 5.2%
BP plc                                                      9,650        111,850
Royal Dutch Shell plc, Class A                              3,318        135,683
                                                                    ------------
                                                                         247,533
FOOD, BEVERAGE & TOBACCO 2.3%
Unilever plc                                                3,918        111,319

INSURANCE 0.6%
Aviva plc                                                   3,025         29,990

PHARMACEUTICALS & BIOTECHNOLOGY 3.6%
GlaxoSmithKline plc                                         7,761        171,564
                                                                    ------------
                                                                         744,043
                                                                    ------------
TOTAL FOREIGN COMMON STOCK
   (COST $3,038,702)                                                   2,949,867
                                                                    ------------
RIGHTS 0.0% OF NET ASSETS

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
HBOS plc NPR *                                              2,770            593
                                                                    ------------
TOTAL RIGHTS
   (COST $--)                                                                593
                                                                    ------------

END OF INVESTMENTS.

At 06/30/08, the tax basis cost of the fund's investments was $4,978,810 and the unrealized appreciation and depreciation were $64,144 and ($276,951), respectively, with a net unrealized depreciation of ($212,807).

At 06/30/08, the prices of certain foreign securities held by the fund aggregating $2,912,772 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 06/30/08. All numbers are x 1,000.

                         AMOUNT OF                AMOUNT OF
             CURRENCY   CURRENCY TO    CURRENCY    CURRENCY   UNREALIZED
EXPIRATION     TO BE        BE          TO BE       TO BE      (LOSSES)
DATE         RECEIVED    RECEIVED     DELIVERED   DELIVERED       ($)
FORWARD FOREIGN CURRENCY CONTRACTS

07/31/2008      USD       308,095        EUR       196,000      (4,706)
07/31/2008      USD        93,388        GBP        47,000      (1,888)
NET UNREALIZED LOSS ON FORWARD FOREIGN CURRENCY CONTRACTS       (6,594)

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                VALUE OF INVESTMENTS      UNREALIZED GAIN (LOSS) OF
VALUATION INPUTS                                        IN SECURTIES   OTHER FINANCIAL INSTRUMENTS*
----------------                                --------------------   ----------------------------
Level 1 - Quoted Prices                         $          1,853,231                       ($6,594)
Level 2 - Other Significant Observable Inputs              2,912,772                            --
Level 3 - Significant Unobservable Inputs                         --                            --
                                                --------------------   ----------------------------
TOTAL                                           $          4,766,003                       ($6,594)

*    Other financial instruments include forward contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Jeffrey Mortimer and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust


By: /s/ Jeffrey Mortimer
    ------------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jeffrey Mortimer
    ------------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: August 22, 2008


By: /s/ George Pereira
    ------------------------------------
    George Pereira
    Treasurer, Principal Financial Officer

Date: August 22, 2008